Registration Nos. 33-44745
                                                                      811-1491



                As filed with the Commission on April 24, 1998
                ----------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No. ___             ___
      Post-Effective Amendment No. 7               X


                                    and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 23                             X


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                (713) 831-8471
              (Depositor's Telephone Number, including Area Code)

                            Pauletta P. Cohn, Esq.
                           Associate General Counsel
                American General Independent Producer Division
                  2727-A Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)

        Copies of all communications to Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N. W., Suite 825
                            Washington, D.C. 20036
                        Attention: Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)


      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
      [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(3) of Rule 485.


If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
      Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                                   FORM N-4

                             Cross Reference Sheet
                            Pursuant to Rule 495(a)
                       Under the Securities Act of 1933

                                    PART A

Form N-4
Item No.                                               Prospectus Caption
--------                                               ------------------
1.   Cover Page .....................................  Cover Page

2.   Definitions.....................................  Definitions

3.   Synopsis........................................  Prospectus Summary

4.   Condensed Financial Information.................  Selected Accumulation
                                                       Unit Data

5.   General Description of Registrant,
     Depositor and Portfolio Companies...............  AGL, Separate Account A
                                                       and Portfolio Company

6.   Deductions......................................  Deductions and Charges

7.   General Description of Variable
     Annuity Contracts...............................  The Contract

8.   Annuity Period .................................  The Contract -- The
                                                       Annuity Period

9.   Death Benefit...................................  The Contract -- Death
                                                       Benefits

10.  Purchases and Contract Value....................  The Contract; Deductions
                                                       and Charges

11.  Redemptions.....................................  The Contract

12.  Taxes...........................................  Federal Income Tax
                                                       Matters

13.  Legal Proceedings...............................  Not Applicable

14.  Table of Contents of Statement
     of Additional Information.......................  Table of Contents of the
                                                       Statement of Additional
                                                       Information

                                    PART B
                                                       Caption in
Form N-4                                               Statement of
Item No.                                               Additional Information
--------                                               ----------------------
15.  Cover Page......................................  Cover Page

16.  Table of Contents...............................  Table of Contents

17.  General Information and History.................  General Information

18.  Services........................................  Services; Independent
                                                       Auditors

19.  Purchase of Securities Being Offered............  Distribution

20.  Underwriters....................................  Distribution

21.  Calculation of Performance Data.................  Calculation of
                                                       Accumulation Unit Values

22.  Annuity Payments................................  Annuity Payments

23.  Financial Statements............................  Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                INDIVIDUAL VARIABLE RETIREMENT ANNUITY CONTRACT
                                  OFFERED BY
                        AMERICAN GENERAL LIFE INSURANCE
                                    COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P. O. BOX 1401, HOUSTON, TEXAS 77251-1401
                        1-800-247-6584 OR 713/831-3505

The individual variable retirement annuity contract (the "Contract") described by this Prospectus is offered by American General Life Insurance Company ("AGL"), the successor to California- Western States Life Insurance Company ("Cal-Western"), for use in connection with certain tax-qualified plans established under the Internal Revenue Code of 1986, as amended (the "Code"). Payments received with respect to a Contract (subject to certain deductions) are deposited by AGL in the separate investment account entitled American General Life Insurance Company Separate Account A ("Separate Account A") for further investment.


Separate Account A is a unit investment trust separate account. Separate Account A currently consists of six Divisions, each of which invests exclusively in shares of one of the separate portfolios ("Funds") of American General Series Portfolio Company ("Portfolio Company"). Portfolio Company currently consists of 13 Funds. The Divisions of Separate Account A invest in the following six Funds: MidCap Index Fund, Asset Allocation Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, and Stock Index Fund.

This Prospectus contains information regarding the Contract that investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, incorporated herein by reference and dated May 1, 1998, has been filed with the Securities and Exchange Commission ("SEC"). Investors can obtain a free copy of the Statement of Additional Information by contacting AGL at the address or telephone number given above. The Table of Contents for the Statement of Additional Information appears at the end of this Prospectus.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT (OR ANY SALES LITERATURE APPROVED BY AGL) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE
CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT AMERICAN GENERAL SERIES PORTFOLIO COMPANY PROSPECTUS.

INVESTORS ARE ADVISED TO RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.



                         PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS

                                                                                    Page
                                                                                   Number
                                                                                   ------
Definitions........................................................................   3
Fee Table..........................................................................   4
Prospectus Summary.................................................................   6
      A.  The Contract.............................................................   6
      B.  AGL......................................................................   6
      C.  Separate Account A.......................................................   7
      D.  Sales Charges and Other Deductions.......................................   7
      E.  Free Look................................................................   7
Selected Accumulation Unit Data....................................................   7
AGL, Separate Account A and Portfolio Company......................................   9
      A.  AGL and Separate Account A...............................................   9
      B.  Portfolio Company........................................................  11
Deductions and Charges.............................................................  14
      A.  Deduction for Sales and Administrative Expenses..........................  14
      B.  Deduction for Premium Taxes..............................................  15
      C.  Withdrawal Charge........................................................  15
      D.  Maintenance Charge.......................................................  16
      E.  Deduction for Mortality and Expense Risks................................  16
      F.  Contract Expense Guarantee...............................................  17
      G.  Other Charges............................................................  17
The Contract.......................................................................  18
      A.  General Description......................................................  18
      B.  The Accumulation Period..................................................  19
      C.  The Annuity Period.......................................................  21
      D.  Death Benefits...........................................................  26
Federal Income Tax Matters.........................................................  27
      A.  General..................................................................  27
      B.  Qualified Contracts Purchased by Certain Tax-Exempt Employers............  27
      C.  Individual Retirement Annuities..........................................  28
      D.  Roth IRAs................................................................  29
      E.  Simplified Employee Pension Plans........................................  30
      F.  Simple Retirement Accounts...............................................  30
      G.  Other Qualified Plans....................................................  30
      H.  Private Employer Unfunded Deferred Compensation Plans....................  31
      I.  Federal Income Tax Withholding and Reporting.............................  32
Services Agreement.................................................................  32
Voting Rights......................................................................  32
The Statement of Additional Information............................................  33
Table of Contents of The Statement of Additional Information.......................  33

                                  DEFINITIONS

ACCUMULATION PERIOD -- The period between the date of the first purchase payment for a Variable Annuity contract and the Annuity Commencement Date.

ACCUMULATION UNIT -- An accounting unit of measure used to calculate the value of a Contract before Annuity payments begin.

ACCUMULATED VALUE -- The dollar value of a Variable Account.

ANNUITANT -- A natural person upon whose life Annuity payments are based.

ANNUITY -- A series of payments for life or a designated period subject to the terms of the Contract.

ANNUITY COMMENCEMENT DATE -- The date on which Annuity payments are to commence, ordinarily the retirement date.

ANNUITY PERIOD -- The period during which Annuity payments are made.

ANNUITY UNIT -- An accounting unit of measure used to calculate the amount of Annuity payments.

BENEFICIARY -- The person to whom death benefits will be paid upon death of the Annuitant before the Annuity Period or the end of a guaranteed period.

CONTRACT OWNER -- The owner of the Contract, who may be the Annuitant or some other person or entity.

DIVISION  --  The  particular   Division  of  Separate   Account  A  in  which
Accumulation Units in Separate Account A are accumulated.

FUND -- A separate portfolio of American General Series Portfolio Company.

IRA CONTRACT -- An Individual  Retirement  Annuity meeting the requirements of
Section 408(b) of the Code.

PARTICIPANT -- A Contract Owner or person who has a fully vested (100%) interest in benefits provided under a Contract.

PERIODIC PAYMENTS -- Amounts paid on a continuing basis to purchase an Annuity.

SEPARATE ACCOUNT A -- The separate account of American General Life Insurance Company used to fund the variable aspects of the Contract.

TERMINATION -- A total redemption of the Contract.

VALUATION PERIOD -- The interval between two consecutive Valuation Times. Values within a Valuation Period are determined at the end of the Period.

VALUATION TIME -- The time on any day as of which the Divisions of Separate Account A are valued. VARIABLE ACCOUNT -- The account in which Accumulation Units acquired under the Contract are kept in Separate Account A.

VARIABLE ANNUITY -- A series of Annuity payments, the amount of which will increase or decrease to reflect the net investment experience of the Stock Index Division of Separate Account A.

WITHDRAWAL -- Withdrawing (redeeming) a portion or all of the Accumulated Value of the Contract without surrendering the Contract.

                                   FEE TABLE

The purpose of the  following  Fee Table and  Examples  is to assist  Contract
Owners and Participants in understanding the transaction and operating expenses that a Contract Owner or Participant will bear directly or indirectly under a Contract or participation. The Fee Table reflects expenses of Separate Account A and of Portfolio Company's Funds. The Fee Table and Examples assume the highest deductions possible under a Contract or participation, whether or not such deductions actually would be made under such a Contract or participation.

CONTRACT OWNER TRANSACTION EXPENSES(1)

      Maximum Sales Expense Deduction Imposed on
            Purchases (as a percentage of the aggregate
            amount of purchase payments) . . . . . . .  4.5%

      Maximum Withdrawal Charge  . . $5.00 plus 2% of the net amount withdrawn

      Maximum Administrative Expense Deduction
            Imposed on Purchases (as a percentage of the
            aggregate amount of purchase payments)  . . .   0.5%

      Maintenance Charge (assessed each month)(2)  . . $0.75

DIVISION ANNUAL EXPENSES AFTER EXPENSE REIMBURSEMENTS
(AS A PERCENTAGE OF ANNUAL VALUE OF A DIVISION)


                         MidCap      Asset      Money      Capital    Government    Stock
                         Index     Allocation   Market   Conservation Securities    Index
                        Division    Division   Division    Division    Division    Division(3)
                        --------   ----------  --------  ------------ ----------   -----------
 Mortality Risk Fee      .9000%      .9000%      .9000%      .9000%      .9000%      .9000%
 Expense Risk Fee        .1017%      .1017%      .1017%      .1017%      .1017%      .1017%
                        -------     -------     -------     -------     -------     -------

 Total Division
 Annual Expenses        1.0017%     1.0017%     1.0017%     1.0017%     1.0017%     1.0017%

 Division Expense
 Reimbursement(4)       (.0767)%    (.2467)%    (.2467)%    (.2467)%    (.2367)%    (.0167)%

 Total Division
 Annual Expenses
 After Expense
 Reimbursement           .9250%      .7550%      .7550%      .7550%      .7650%      .9850%


                                             (Footnotes are on the next page.)

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                         Midcap      Asset      Money      Capital    Government    Stock
                         Index     Allocation   Market   Conservation Securities    Index
                        Division    Division   Division    Division    Division    Division(3)
                        --------   ----------  --------  ------------ ----------   -----------
Management Fees          .3400%      .5000%      .5000%      .5000%      .5000%      .2700%

Other Expenses           .0600%      .0700%      .0700%      .0700%      .0600%      .0700%

Total Fund
    Annual Expenses(5)   .4000%      .5700%      .5700%      .5700%      .5600%      .3400%

Combined Total Annual
    Expenses (Separate
    Account A plus
    applicable Fund)    1.3250%     1.3250%     1.3250%     1.3250%     1.3250%     1.3250%

-------------------
(1) Premium taxes are not shown. AGL postpones the computation and deduction of premium taxes until the Annuity Commencement Date, whenever permitted by state law. If a state so requires, the amount of the tax may be deducted from Periodic or single Payments when received. (See "Deduction for Premium Taxes.")

(2) The Maintenance Charge is assessed for each month after AGL's receipt of the first purchase payment and prior to the Annuity Commencement Date. (See "Maintenance Charge.")

(3) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division was renamed the Stock Index Division.

(4) Contracts funded through Separate Account A are subject to a Contract Expense Guarantee. (See "Contract Expense Guarantee.")

(5)   Expenses have been restated to reflect current charges.


                -----------------------------------------------



Example 1 --      Assuming  total  withdrawal  at the  end  of the  applicable period. A $1,000 investment would be subject to the expenses shown, assuming 5% return on assets.


                                       1 Year       3 Years       5 Years     10 Years
                                       ------       -------       -------     --------
MidCap Index Division                   $88          $117          $148         $222

Asset Allocation Division               $88          $117          $148         $222

Money Market Division                   $88          $117          $148         $222

Capital Conservation Division           $88          $117          $148         $222

Government Securities Division          $88          $117          $148         $222

Stock Index Division                    $88          $117          $148         $222



Example 2 --      Assuming  a  Participant   annuitizes  at  the  end  of  the
                  applicable  period, or does not make a total  withdrawal.  A
                  $1,000 investment would be subject to the expenses shown, assuming 5% return on assets.



                                       1 Year       3 Years       5 Years     10 Years
                                       ------       -------       -------     --------
MidCap Index Division                   $63          $90           $120         $204

Asset Allocation Division               $63          $90           $120         $204

Money Market Division                   $63          $90           $120         $204

Capital Conservation Division           $63          $90           $120         $204

Government Securities Division          $63          $90           $120         $204

Stock Index Division                    $63          $90           $120         $204

The Examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. (See "Deductions and Charges" in this Prospectus and "Investment Management" in Portfolio Company's prospectus.)

                              PROSPECTUS SUMMARY

A.    THE CONTRACT

The Contract offered by this Prospectus is designed to provide individuals with retirement benefits through the investment of Periodic Payments in Separate Account A, and by the application of Accumulated Values to provide Fixed or Variable Annuity payments.

The Contract may be used in connection with pension and profit sharing plans established by partnerships and sole proprietors and qualified under Section 401 of the Code ("Qualified Plans"). Qualified Plans also include plans which have been referred to as H.R. 10 plans. In addition, the Contract may be used in Annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code. Employees and self-employed individuals participating in these plans may take advantage of certain federal income tax benefits incidental to the plans. (See "Federal Income Tax Matters.")

This  Prospectus  describes  only  the  Variable  Annuity  provisions  of  the
Contract,   except  where  the  Fixed  Annuity   provisions  are  specifically
mentioned.

The Accumulated Value of the Variable Account will vary up or down to reflect the investment performance of the Division of Separate Account A in which a Contract Owner or Participant is invested and the amount of each Variable Annuity payment will vary up or down to reflect the investment performance of the Stock Index Division of Separate Account A. This is the basic difference between a Variable Annuity and a Fixed Annuity. Under a Fixed Annuity,AGL assumes the risk of investment gain or loss, specifying a minimum interest rate and minimum payment amount. Under a Variable Annuity, the Contract Owner, Participant or Annuitant assumes the investment risk. There is no assurance that the value of the Variable Account or the amount of Annuity payments received will equal or exceed the payments made under the Contract. Upon the death of the Annuitant before the Annuity Commencement Date, the Accumulated Value of the Variable Account minus any applicable premium taxes is paid as a death benefit. (See "Death Benefits.")

The Contracts provide a life Annuity with 120 monthly payments guaranteed ("Basic Annuity" starting on a selected Annuity Commencement date. In place of the Basic Annuity, various settlement options are available. (See "The Annuity Period.")

B.    AGL

AGL, the issuer of the Contract, is a stock life insurance company organized under the laws of the State of Texas and an indirect wholly-owned subsidiary of American General Corporation ("AGC"). AGL is the successor to Cal-Western, a California corporation organized in 1910. AGL's principal business office and principal executive office are both located at 2727-A Allen Parkway, Houston, Texas 77019-2191. All inquiries regarding Participants' accounts, the Contracts or any related matter should be directed to AGL's Annuity Administration Department at the address and phone number shown on the cover of this Prospectus.

C.    SEPARATE ACCOUNT A

Separate Account A is a separate investment account of AGL originally created in 1966 under the laws of California, and currently established under the laws of Texas. Separate Account A consists of six Divisions each of which corresponds to one of the Funds of Portfolio Company. The Divisions of Separate Account A serve as investment vehicles for Periodic Payments made pursuant to the Contracts and certain other variable annuity contracts issued by AGL.

D.    SALES CHARGES AND OTHER DEDUCTIONS

Contracts may be purchased with a single payment or Periodic Payments. Deductions are made from purchase payments under the Contracts for sales, administrative expenses and premium taxes. For sales and administrative expenses, the deduction ranges from a maximum of 5% to a minimum of 2% (5.26% to 2.04% of the amount invested after the deduction). No deduction for sales or administrative expenses will be made from amounts accumulated under the fixed Annuity provisions of the Contract. The current range of premium taxes is 0% to 3.5%.

A maintenance charge of $.75 per month is made against each Contract prior to the Annuity Commencement date. In addition, a deduction of 1.0017% of the value of its assets annually is made daily from the assets of Separate Account
A. The deduction consists of .9000% for mortality risk charges and .1017% for expense risk charges.

A charge is made for each Withdrawal made before the Annuitant reaches age 59 1/2, ranging from a maximum of $5.00 plus 2% of the net amount withdrawn to a minimum of $5.00 depending on the date of Withdrawal.

In addition to the above, an investor should be aware that certain withdrawal amounts may be subject to a 10% penalty tax under Section 72(t) of the Code. (See "Federal Income Tax Matters.")

E.    FREE LOOK


The Contracts allow the Contract Owner to revoke the Contract by returning it to AGL within ten days of delivery, or such longer period as may be required by state law. AGL will refund an amount equal to all payments received with respect to the Contract, unless a larger refund is required by state law. The Withdrawal Charge will not apply. (See "General Description" under "The Contract.")


                  SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The information presented below shows Accumulation Unit information for the Divisions of Separate Account A which, since the date of the Reorganization (as described below) on April 28, 1989, have either received transfers or had purchase payments allocated to them:


                           Midcap            Asset           Capital             Money            Government          Stock
                           Index          Allocation       Conservation          Market           Securities          Index
                          Division        Division(1)        Division           Division           Division         Division(2)
                       -------------     -------------     -------------      -------------     --------------     -------------
Accumulation Unit
Values (Beginning
of Period)             $1.0000000(3)     $1.0000000(4)            N/A         $1.0000000(5)     $1.0000000(6)      $6.9470360(7)

Accumulation Unit
Values
December 31, 1989      $1.0134730        $1.0812680        $ .9998910(8)      $1.0296560        $1.0559270(9)      $7.7152130

Accumulation Unit
Values
December 31, 1990      $0.9126050        $1.0505840        $.973388010        $1.1056810        $1.0965370         $7.3784390

Accumulation Unit
Values
December 31, 1991      $1.1056860        $1.2698210                N/A        $1.1593620        $1.1190530(11)     $8.8973800

Accumulation Unit
Values
December 31, 1992      $1.2069730        $1.2542540                N/A        $1.1908650        $1.1228330         $9.1473900

Accumulation Unit
Values
December 31, 1993      $1.3479390        $1.3605550         $0.9744070        $1.2080010        $1.2351960         $9.9586940

Accumulation Unit
Values
December 31, 1994      $1.2805490        $1.3328710         $0.9061820        $1.2374450        $1.1727330         $9.9346370

Accumulation Unit
Values
December 31, 1995      $1.649419         $1.650376          $1.085475         $1.289176         $1.369542          $13.510035

Accumulation Unit
Values
December 31, 1996      $1.933369         $1.819376          $1.096382         $1.339458         $1.377319          $16.419594

Accumulation Unit
Values
December 31, 1997      $2.513934         $2.213944          $1.180098         $1.355329         $1.480310          $21.636223

Accumulation Units
Outstanding
December 31, 1989      29,943.336        219,709.968              N/A         1,724.450              None          4,471,463.930

Accumulation Units
Outstanding
December 31, 1990       8,102.959        159,097.692             None         296,290.126         846.475          3,997,653.793


Accumulation Units
Outstanding
December 31, 1991       8,236.542        161,357.448             None         307,629.955            None          3,669,344.228

Accumulation Units
Outstanding
December 31, 1992       8,216.123         84,319.784             None         266,737.523      98,507.318          3,378,291.884

Accumulation Units
Outstanding
December 31, 1993       2,019.323         46,273.447          291.931           1,724.450     127,898.948          3,132,368.242

Accumulation Units
Outstanding
December 31, 1994       2,002.000         52,685.052        2,855.740           1,724.450       2,390.642          2,925,664.920


                                      8


Accumulation Units
Outstanding
December 31, 1995       1,986.413         50,691.625        5,330.601           1,724.450       2,380.042          2,595,596.122

Accumulation Units
Outstanding
December 31, 1996       1,055.932         40,744.069        7,757.918          80,561.157       2,370.225          2,411,116.122

Accumulation Units
Outstanding
December 31, 1997       9,327.907         41,787.393        9,964.962                None       2,361.798          2,259,376.335

 ---------------------

(1) Effective October 1, 1997, the Timed Opportunity Fund was renamed the Asset Allocation Fund.

(2) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division was renamed the Stock Index Division and its investment objective, investment program, and investment restrictions were changed to those of the Stock Index Division.

(3) Accumulation Unit Value as of September 14, 1989 (the first date the Division received a transfer or had a purchase payment allocated). Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program, and investment restrictions accordingly. Historical Accumulation Unit Values prior to October 1, 1991 reflect investment performance prior to these changes.

(4) Accumulation Unit Value as of May 23, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

(5) Accumulation Unit Value as of August 15, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

(6) Accumulation Unit Value as of May 17, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

(7)   Accumulation Unit Value as of April 28, 1989 (at which date the Division
      had  4,953,797.742   Accumulation   Units   outstanding   following  the
      reorganization).

(8) Accumulation Unit Value as of July 5, 1990 (the first date the Division received a transfer or had a purchase payment allocated).

(9) Accumulation Unit Value as of October 23, 1989, the date on which all Accumulation Units were transferred from the Government Securities Division.

(10) Accumulation Unit Value as of December 26, 1990, the date on which all Accumulation Units were transferred from the Capital Conservation Division.

(11) Accumulation Unit Value as of July 8, 1991, the date on which all Accumulation Units were transferred from the Government Securities Division.


                        ------------------------------

                 AGL, SEPARATE ACCOUNT A AND PORTFOLIO COMPANY

A.    AGL AND SEPARATE ACCOUNT A

AGL, the successor to Cal-Western, is licensed to engage in the life insurance and annuity business in 49 states and the District of Columbia. AGL is an indirect wholly-owned subsidiary of AGC, an insurance-based diversified financial services holding company whose various subsidiaries operate in each of the 50 states, the District of Columbia, and Canada.

AGL is the single life insurance company created by the merger, effective December 31, 1991, of Cal-Western, a California corporation, and American General Life Insurance Company, a Texas corporation ("AG Texas"), into American General Life Insurance Company of Delaware, a Delaware corporation

("AG Delaware"). In connection with the merger ("Merger"), AG Delaware changed its domicile to Texas ("Redomestication") and changed its name to American General Life Insurance Company. The Merger resulted in a single insurer having the combined capital and resources of all three of the constituent companies.

As a result of the Merger and Redomestication, Separate Account A became part of AGL. However, Separate Account A has remained intact and its assets are legally separated from any other business of AGL. Accordingly, the Contracts funded by Separate Account A prior to the Merger and Redomestication continue to be supported by the same pool of assets. Separate Account A also continues to invest in shares of the same Funds.

Following the Merger and Redomestication, AGL, among other things, issued assumption certificates to Contract Owners and Participants under the Contracts, previously issued by Cal- Western, to reflect the change in the identity of the insurance company sponsoring the Contracts and guaranteeing rights under the Contracts.


The financial statements of AGL included in the Statement of Additional Information should be considered only as bearing upon the ability of AGL to meet its obligations under the Contracts. Neither the assets of AGC nor those of any other affiliated company supports AGL's obligations under the Contracts. As of December 31, 1997, AGL, on a consolidated basis, had total assets of $43,564,720,000 and total shareholder's equity of $3,061,614,000.


Separate Account A, originally established in 1966 under California law, is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

Separate Account A was previously organized as a management separate account investing directly in securities. On April 28, 1989, Separate Account A and Variable Fund C, a former separate account of Cal-Western, were combined and restructured into a single unit investment trust separate account, Separate Account A, investing exclusively in shares of the Funds of Portfolio Company (the "Reorganization"). In connection with the Reorganization, all of the portfolio assets of Separate Account A (including those of Variable Fund C) were sold, assigned, and transferred to the Quality Growth Fund of Portfolio Company in exchange for shares of that Fund, which were in turn issued to the newly created Quality Growth Division of Separate Account A. (As described more fully below, the Quality Growth Division was renamed the Stock Index Division on May 1, 1992.) The Reorganization, among other things, enabled
Contract Owners and Participants during the Accumulation Period to invest through Divisions of Separate Account A in any one of the corresponding available Funds.


Separate Account A invests in shares of six of the thirteen Funds of Portfolio Company, which, in turn, invest in diversified portfolios of securities, as described in Portfolio Company's prospectus and statement of additional information. Separate Account A currently consists of the following Divisions:
MidCap Index Division,Asset Allocation Division, Money Market Division, Capital Conservation Division, Government Securities Division, and Stock Index Division. CONTRACT OWNERS AND PARTICIPANTS ARE REQUIRED TO MAINTAIN THEIR ENTIRE INVESTMENT ALLOCATED TO SEPARATE ACCOUNT A UNDER A CONTRACT AT ANY GIVEN TIME IN ONLY ONE OF THE AVAILABLE DIVISIONS; ALLOCATIONS BETWEEN TWO OR

MORE DIVISIONS ARE NOT PERMITTED.

Under the provisions of the Texas Insurance Code and the terms of the Contracts, assets of Separate Account A will not be chargeable with liabilities arising out of any other business AGL may conduct but will be held exclusively to meet AGL's obligations under variable annuity contracts. In addition, any income, gains or losses, realized or unrealized, on assets of Separate Account A are credited to or charged against Separate Account A without regard to other income, gains or losses of AGL. Nevertheless, obligations arising under the Contracts are obligations of AGL.

In addition to the net assets and other liabilities for variable annuity contracts, Separate Account A's assets include assets derived from charges made by AGL. AGL may transfer out to its general account any of Separate Account A's assets that are in excess of the reserves and other liabilities relating to the Contracts.

Separate Account A is regulated by the Texas Insurance Department. Regulation by the state, however, does not involve any supervision of Separate Account A except to determine compliance with broad statutory criteria.

B.    PORTFOLIO COMPANY


Portfolio Company was incorporated in Maryland on December 7, 1984. It is an open-end management investment company registered under the 1940 Act. As of
December 31, 1997, Portfolio Company had $7,070,501,631 of net assets. Additional information about Portfolio Company is contained in Portfolio Company's prospectus, which accompanies this Prospectus, and in its statement of additional information referred to therein, copies of which may be obtained from AGL's Annuity Administration Department. Shares of Portfolio Company are currently sold to Separate Account A,AGL's Separate Account B,AGL's Separate Account D, and The Variable Annuity Life Insurance Company ("VALIC") Separate Account A, which also fund variable annuity contracts. VALIC also owns shares of certain funds of the Portfolio Company directly. Retirement Plans maintained by VALIC and AGC may own shares of certain funds.


Portfolio Company's shares are purchased and redeemed by The Variable Annuity Marketing Company ("VAMCO"), principal underwriter for shares of Portfolio Company, at net asset value without sales or redemption charges. VAMCO is a wholly-owned subsidiary of VALIC.

Overall responsibility for managing the affairs of Portfolio Company and overseeing its investment adviser rests with its elected board of directors.


Portfolio Company consists of thirteen Funds, as follows: Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund. Each Fund has different investment objectives and is, in effect, a separate portfolio represented by a separate class of common stock. MidCap Index Fund, formerly the Capital Accumulation Fund, effected a change in its name and its investment objective, investment program and one of its restrictions as of

October 1, 1991. The Asset Allocation Fund, formerly the Timed Opportunity Fund, effected a change in its name as of October 1, 1997.

On January 8, 1992, Portfolio Company's Board of Directors approved the combination of the Quality Growth Fund into the Stock Index Fund by means of a reclassification of shares ("Reclassification"). On April 28, 1992, persons invested in the Quality Growth Fund approved the Reclassification, which was consummated on May 1, 1992.


It is intended that, during the Accumulation Period, only the MidCap Index Fund, Asset Allocation Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, and Stock Index Fund, will be available in connection with each type of Contract issued by AGL and funded through Separate Account A.


However, if Portfolio Company reasonably determines that the tax status under the Code of a particular Fund may be adversely affected by investments in that Fund's shares which are attributable to purchase payments received under a Contract that is not tax favored under the Code, or may be so affected for any other reason, Portfolio Company will have the right not to make such a Fund available under such Contract.

VALIC serves as investment adviser to each of the Funds pursuant to investment advisory agreements with Portfolio Company. VALIC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"), as amended. VALIC is also the depositor of VALIC's Separate Account A. For serving as investment adviser, each Fund pays VALIC a monthly fee based on that Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."


Bankers Trust Company ("Bankers") serves as investment sub-adviser to the Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund (the Small Cap Index Fund is not available under the Contracts) pursuant to an investment sub-advisory agreement with Portfolio Company. For serving as investment sub-adviser to these Funds, VALIC pays Bankers a monthly fee based on each of these Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."


The investment advisory agreements between Portfolio Company and VALIC do not contain limits on the expenses of Portfolio Company or of any Fund. However, to the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of a Fund's estimated average monthly net assets, VALIC has voluntarily agreed to reduce expenses of any such Fund in an amount equal to the difference between such accrued expenses and 2% of the Fund's average net assets for that month. VALIC has reserved the right to withdraw this undertaking upon 30 days' written notice to Portfolio Company.

AGL reserves the right, subject to compliance with applicable law, including approval of Contract Owners and Participants, if required, to make substitutions of other open-end management investment company shares for the shares of any Fund of Portfolio Company or which any Division may purchase, or to eliminate the shares of any Fund of Portfolio Company held by a Division and substitute shares of another Fund of Portfolio Company or of any other registered open-end management investment company.

A brief description of each of the Funds of Portfolio Company in which the Divisions of Separate Account A may invest appears below. The current prospectus of Portfolio Company contains more detailed information about each of the Funds in which the Divisions invest, including investment objectives and policies, charges and expenses. Additional copies of the current prospectus of Portfolio Company may be obtained from AGL's Annuity Administration Department. Read the prospectus carefully before investing.

MIDCAP INDEX FUND

This Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's ("S&P") MidCap 400 Index.


ASSET ALLOCATION FUND


This Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

MONEY MARKET FUND


This Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


CAPITAL CONSERVATION FUND

This Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

GOVERNMENT SECURITIES FUND

This Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

STOCK INDEX FUND

This Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

                            DEDUCTIONS AND CHARGES

A.    DEDUCTION FOR SALES AND ADMINISTRATIVE EXPENSES


American General Securities Incorporated ("AGSI") acts as principal underwriter and performs sales functions with respect to the Contracts. AGSI is a wholly owned subsidiary of AGL and its principal business address is2727 Allen Parkway, Houston, Texas 77019. AGL performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. For these services, AGL makes a deduction from purchase payments based on the aggregate amount of all purchase payments made to date under the Contracts as shown in the following schedules. These deductions are made pursuant to the Contracts and, therefore, are not subject to change. Schedule A, below, indicates the deduction amounts used in connection with Qualified Plans which were formerly referred to as H.R. 10 plans. Schedule B, below, indicates the deduction amounts used when the Contract is sold for other tax-favored arrangements. Charges for administrative expenses are not expected to exceed administrative costs.


                                  SCHEDULE A
                                            Total            Sales          Administrative
   Aggregate                              Deductions        Expenses           Expenses
Amount Of Payment                             %                %                  %
-----------------                         ----------        --------        --------------
First $25,000............................     5               4.5                .5
Next 25,000..............................     4               3.6                .4
Next 50,000..............................     3               2.7                .3
All Additional...........................     2               1.8                .2

                                  SCHEDULE B
                                            Total            Sales          Administrative
   Aggregate                              Deductions        Expenses           Expenses
Amount Of Payment                             %                %                  %
-----------------                         ----------        --------        --------------
First $ 5,000............................              5              4.5                 .5
Next    5,000............................              4              3.6                 .4
Next   15,000............................              3              2.7                 .3
All Additional...........................              2              1.8                 .2


For example, assume that a single lump payment of $12,000 is made under a Contract sold for other than Qualified Plan (H.R. 10 Plan) purposes. In accordance with Schedule B, the deduction from the payment would be 5% of the first $5,000, 4% of the next $5,000, and 3% of the remaining $2,000. If a series of Periodic Payments are made, the total amount of all Payments, i.e., all past Payments plus the Payment being made, is used to determine the amount of the deduction. Additional deductions may be made from each payment for premium taxes, if any (see "Deduction for Premium Taxes.")

The deduction for sales expenses reimburses AGL for part of its expenses related to distributing the Contracts. AGL believes, however, that the amount of such expenses will exceed the amount of revenue generated by the sales expenses. AGL will pay such excess out of its general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

No deduction for sales or administrative expenses will be made from amounts accumulated under the fixed Annuity provisions of the Contract which are transferred to Separate Account A or amounts transferred from Separate Account A to fund the fixed Annuity.

The Contracts may be sold without charges for sales and administrative expenses to officers and full-time employees of Separate Account A; to any trust, pension, profit-sharing or other benefit plan for these people; and to certain employees and sales representatives of AGL or AGSI. To be eligible AGL or AGSI employees and sales representatives must spend one-half of their working time (1) rendering investment advice to AGL accounts, (2) offering for sale Contracts funded through Separate Account A or other AGL accounts, and
(3) supervising or assisting people who do either. Sales of Contracts without administrative and sales expense deductions will be made only on the buyer's written assurance that the purchase is made for investment purposes and that the Contract will not be resold or assigned except through surrender to AGL.

When permitted by AGL, a Contract may be purchased with proceeds from death benefits, maturity values, policy dividends or surrender values of conventional insurance or Annuity Contracts issued by AGL, without charges for administrative and sales expenses. Certain fixed Annuity Contracts issued by AGL provide for transfer of cash value into Separate Account A without the deduction for administrative and sales expenses.

B.    DEDUCTION FOR PREMIUM TAXES

Certain states impose premium taxes, currently ranging from 0% to 3.5% of purchase payments. Any deduction for applicable premium taxes is in addition to the deductions for sales and administrative expenses. Premium tax deductions are only made when purchase payments are subject to the tax.

It is AGL's policy to postpone the computation and deduction until the Annuity Commencement Date whenever permitted by state law. The deduction is then made from the Variable Account. If postponement is not permitted by state law, the amount of the tax is deducted from Periodic, or single Payments when received. If premium taxes are deducted, but subsequently are determined not due, AGL, at the time of the determination, will apply the amount of the deduction to increase the number of Accumulation or Annuity Units under the Contract. Conversely, if no deductions are made for premium taxes, but subsequently are determined due, AGL reserves the right to reduce the number of Accumulation or Annuity Units by the amount due.

C.    WITHDRAWAL CHARGE

At any time while a Contract is in force, prior to the Annuity Commencement Date or the death of the Annuitant, the Company will, upon written application by a Contract Owner, allow the Contract Owner to withdraw (redeem) a portion or all of the Accumulated Value of the Contract less withdrawal charges and any applicable premium taxes. A withdrawal charge will be made equal to $5 plus 2% of the net amount withdrawn if the withdrawal is made prior to the end of the fifth anniversary of the contract date, $5 plus 1% if the withdrawal is made between the fifth and the end of the tenth anniversary of the contract date, $5 if the withdrawal is made after the tenth anniversary of the contract date. No withdrawal charge will be made after the date the Annuitant attains age 59 1/2. The sum of any sales expense deduction and any applicable withdrawal charge will not exceed 8.5% of total purchase payments under a Contract.

If amounts are withdrawn from both the fixed and Variable Account simultaneously the applicable withdrawal charges will be prorated between the two accounts based on the amount withdrawn from each account. A withdrawal from the Variable Account will result in the surrender of a number of Accumulation Units of the Division in which a Contract Owner is invested which, when multiplied by the value of an Accumulation Unit of such Division at the Valuation Time next succeeding the time of receipt of the request, equals the amount withdrawn plus withdrawal charges and any applicable premium taxes.

D.    MAINTENANCE CHARGE

A maintenance charge of $.75 per month is assessed for each month after AGL's receipt of the first Periodic Payment and prior to the Annuity Commencement Date. No maintenance charge is deducted in any month in which there is no Accumulated Value under a Contract. The charge is designed only to reimburse AGL for the costs of maintaining the Contract and it is not expected to exceed such maintenance costs.

E.    DEDUCTION FOR MORTALITY AND EXPENSE RISKS


AGL assumes the mortality risk incident to the Contract and receives, for assuming the risk, an amount each Valuation Period equal to .9000% of the value of the assets of each Division of Separate Account A annually. The amounts are deducted from the assets of Separate Account A in accordance with the Contract.


Each Variable Annuity payment made under a Contract varies with net investment performance of the Stock Index Division of Separate Account A, but is not affected by AGL's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity payments payable under the Contract. If Annuitants live longer than the life expectancy determined by AGL, AGL will provide funds from its general funds to make Annuity payments. Conversely, if longevity among Annuitants is lower than AGL determined, AGL will realize a gain.

AGL also assumes the expense risk that deductions provided for in the Contract for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, AGL will pay the amount of any shortfall from its general funds. Any amounts paid by AGL may consist of, among other things, proceeds derived from mortality and expense risk charges. (See "Deduction for Sales and Administrative Expenses.")

For assuming the expense risk, AGL receives an amount each Valuation Period which totals .1017% of the value of the assets of Separate Account A annually. The deductions are made from the assets of Separate Account A as provided in the Contract and other contracts participating in Separate Account A.

F.    CONTRACT EXPENSE GUARANTEE

Pursuant to the Reorganization, Cal-Western (the predecessor to AGL) issued an amendment, with respect to each existing Contract that was outstanding immediately prior to the effective time of the Reorganization, that guarantees that the total of the advisory fees charged against any of Portfolio Company's Funds whose shares were purchased by Separate Account A, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Divisions of Separate Account A, will never exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Reorganization not occurred (the "Contract Expense Guarantee"). Accordingly, AGL will, in effect, reimburse to the appropriate Division of Separate Account A an amount that represents the difference between the investment advisory fee charged Separate Account A or Variable Fund C, as applicable, prior to the Reorganization and the amount of the advisory fee charged to Portfolio Company's Funds plus any other charges in excess of those that would have been incurred if the Reorganization had not taken place. The mortality and expense risk and administrative charges did not change as a result of the Reorganization, and any other charges imposed on the assets of Separate Account A are not expected to be more than before the Reorganization. AGL, however, will not assume extraordinary or nonrecurring expenses of Portfolio Company, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Contract Expense Guarantee will not apply to any federal income tax if Portfolio Company or any Fund fails to qualify as a "regulated investment company" under applicable provisions of the Code. As an administrative convenience to AGL, the Contract Expense Guarantee, described above, also applies to Contracts issued after the Reorganization. AGL, however, may amend the Contract to eliminate the Contract Expense Guarantee regarding Contracts issued thereafter.

G.    OTHER CHARGES

Currently, no charge is made against Separate Account A for AGL's federal income taxes, or provisions for such taxes, that may be attributable to Separate Account A. AGL may charge each Division of Separate Account A for its portion of any income tax charged to the Division or its assets. Under present laws, AGL may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, AGL may decide to make charges for such taxes or provisions for such taxes against Separate Account A. Any such charges against Separate Account A or its Divisions could have an adverse effect on the investment experience of such Division.


As discussed under "Portfolio Company" above, Portfolio Company pays VALIC a monthly fee based on each Fund's average monthly net asset value for serving as investment adviser for each of the Funds. The fees are reflected in the Funds' net asset values. The investment advisory compensation arrangements as well as the expenses of Portfolio Company are more fully described under

"Investment  Management"  in Portfolio  Company's  prospectus.  (See also "Fee
Table.")

                                 THE CONTRACT

A.    GENERAL DESCRIPTION

The Contract provides for deferred Annuities issued by AGL upon acceptance of an application. If an application is accompanied by an initial purchase payment, the application will be tendered to AGL, reviewed, and, if complete, either accepted or rejected within two calendar days. If accepted, the initial purchase payment will be applied under a Contract not later than two business days after receipt. If the application is not complete or is incorrectly completed when received by AGL, AGL will request additional documents or information within five business days after receipt of the application. If the application is not made complete within five days of receipt, the prospective purchaser will be informed of the reasons for the delay and the initial purchase payment will be returned immediately, and in full, unless the prospective purchaser specifically consents to AGL retaining the purchase payment until the application is made complete, in which event the initial purchase payment will be applied not later than two business days after an application is made complete. No payments received with the application will be invested in Separate Account A until AGL signifies acceptance by written endorsement on the application. Payments received subsequently will not be applied under the Contract until they are received at AGL's Annuity
Administration Department. Payments received before the close of regular trading on the New York Stock Exchange on any day when the Exchange is open will be applied under the Contract as of the same date. Payments received after the close of regular trading on the Exchange will be applied based upon the Accumulation Unit Value next computed after receipt of a payment.

A Contract issued as an Individual Retirement Annuity will be accompanied by a disclosure statement, required by the Internal Revenue Service Rules. The Contract Owner of an Individual Retirement Annuity may surrender the Contract within ten days of receipt for a full refund.

The Contracts allow a "free look," wherein the Contract Owner may revoke the Contract by returning it to either a AGL sales representative or to the AGL Annuity Administration Department within ten days of delivery of the Contract, or such longer period as may be required by state law. If the Contract is returned under the terms of the free look, AGL will refund to the Contract Owner an amount equal to all payments received with respect to the Contract, unless a larger refund is required by state law. The Withdrawal Charge will not apply.

Periodic Payments must be made at regular intervals and in amounts indicated on the application. The interval or amount of Periodic Payments may be changed on any Contract Anniversary by written notice to AGL at its Annuity Administration Department. No Periodic Payment may be less than $10. Periodic Payments may be increased to, but not to more than, three times the amount of the first annualized Periodic Payments. In other words, the total amount of Periodic Payments made during the year following the date of any change cannot be more than three times the aggregate amount of Periodic Payments made during the first year following the Issue Date. Any increase greater than this is only accepted upon written consent by AGL. If a Periodic Payment is not paid by the due date, the number of Accumulation Units in the Variable Account will remain fixed until the next payment is made, reduced only by maintenance charges, Withdrawals, and transfers of funds for the purchase of a fixed annuity.

The Contracts described herein generally may not be assigned by the Contract Owner.

The provisions of the Contracts may be changed, modified, or waived only by certain officers of the Company acting on its behalf, and then only in writing. In addition, the Company reserves the right, subject to compliance with applicable law, including approval of Contract Owners if required, (1) to add, change, or remove Divisions of the Separate Account, (2) to combine any two or more Divisions, (3) to transfer assets from any one of the Divisions to another Division, (4) to make additions to, deletions from, or substitutions of other open-end management investment company shares for the shares of any open-end management investment company held by any Division of the Separate Account, or which any Division may purchase, and (5) to eliminate the shares of any series of any open-end management company held by a Division and substitute shares of another series of such open-end management investment company, or of any other open-end management investment company.

B.    THE ACCUMULATION PERIOD

The Accumulation Period is the period before commencement of Annuity payments. During this period, AGL deducts from payments charges for sales and administrative expenses and any premium taxes. The balance of the payments are credited to the Variable Account in the form of Accumulation Units.

      1.    Accumulation Units

Purchase payments allocated to a Division of Separate Account A will be used to purchase Accumulation Units in that Division. Each Division will then invest in shares of a corresponding Fund of Portfolio Company.

The value of a Variable Account can be determined at any time during the Accumulation Period by multiplying the total number of Accumulation Units in a Division attributable to such Variable Account by the then-current value of an Accumulation Unit in such Division. Because the value of Accumulation Units fluctuates, there is no assurance that the value of the Accumulation Units in a Variable Account will equal or exceed the amount of purchase payments made.


As described above, following the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992, the Quality Growth Division was renamed the Stock Index Division. (See "Portfolio Company.") The value of an Accumulation Unit for the Stock Index Division of Separate Account A solely with respect to the first day purchase payments were allocated to the Division, known at that time as the Quality Growth Division, following the Reorganization was equal to the value of an Accumulation Unit of Separate Account A for the immediately preceding valuation period multiplied by the "net investment factor" applicable at that time to the Stock Index Division.


The initial value of an Accumulation Unit for each of the other Divisions of Separate Account A, on the first day that purchase payments are allocated, or transfers are made to each of such Divisions, is equal to the per share value of a share of the corresponding Fund of Portfolio Company for the immediately preceding valuation period multiplied by the "net investment factor" for such Division. Once the initial Accumulation Unit value is established, the value of an Accumulation Unit for each of the Divisions of Separate Account A for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period.

The "net investment factor" for a Division is the sum of 1 plus the net investment rate for such Division. The net investment rate for any Valuation Period for a Division of Separate Account A is equal to the gross investment rate for that Division for the Valuation Period, less a factor representing charges for mortality and expense risks plus a reimbursement factor representing the expenses which the Contract Owners would not have borne had the Reorganization not occurred. The gross investment rate is computed on each day during which the New York Stock Exchange is open for trading, not less frequently than once daily as of the time of the close of regular trading on such Exchange, and covers the Valuation Period since the next prior computation. The gross investment rate is equal to (i) the investment income and capital gains and losses, both realized and unrealized, on the assets of that Division of Separate Account A during said period, divided by (ii) the amount of such assets at the beginning of the period. The gross investment rate may be either positive or negative. (See "Calculation of Accumulation Unit Values" in the Statement of Additional Information.)

A Contract described in this Prospectus may be issued for use as an Internal Revenue Code Section 403(b) "Tax Sheltered Annuity" in connection with the Optional Retirement Program (ORP) for faculty members of Texas state-supported institutions of higher education (see Chapter 36 of Title 110B, Texas Revised Civil Statutes). In this situation, the application for the Contract contains an undertaking by the applicant to be bound by all provisions of Texas law and regulations governing the ORP.

Accordingly, the benefits of a Contract issued to a Participant in the Texas ORP program will be payable, in compliance with Texas law and pursuant to an SEC order of exemption, only upon (1) retirement; (2) death; or (3) termination of employment in all Texas institutions of higher education.

      2.    Allocation of Purchase Payments and Transfers


Purchase payments under a Contract are allocable to one of the Divisions of Separate Account A investing exclusively in the shares of a corresponding Fund of Portfolio Company or, if available under a Contract, to a fixed accumulation option. Thus, a Contract Owner or Participant has the option of investing in either the MidCap Index Division, Asset Allocation Division, Money Market Division, Capital Conservation Division, Government Securities Division, or Stock Index Division subject to limitations with regard to the availability of a Fund under a Contract, discussed above. (See "Portfolio Company.") If a fixed accumulation option is available under a Contract, purchase payments allocated by a Contract Owner or Participant to such option will be placed in AGL's general account, which supports AGL's insurance and fixed annuity obligations.

Purchase payments under a Contract are applied when they are received at AGL's Annuity Administration Department. At that time, they are allocated to the applicable Division of Separate Account A, as selected by a Participant. A Participant may, once every 90 days, transfer the full amount of his or her accumulation value from the Division in which he or she is fully invested to any one of the other available Divisions of Separate Account A and allocate purchase payments to such other Division or to any available fixed accumulation option.

      3.    Withdrawals


The Contract Owner may withdraw (redeem) a portion or all of the value of the Variable Account at any time prior to the Annuity Commencement Date. Upon receipt of a written request for Withdrawal, AGL surrenders the number of Accumulation Units, the value of which equals the requested amount plus any amount necessary for payment of premium taxes. The amount withdrawn may be subject to a withdrawal charge. (See "Withdrawal Charge.") The value of the Accumulation Units is determined as of the Valuation Period immediately after receipt of the request. Payment of the withdrawn amount is made within seven days after receipt of the request at AGL's Annuity Administration Department. If the entire value of the Variable Account is withdrawn and no payments are made for two years following Withdrawal, AGL may consider the Contract terminated. Withdrawals may be subject to penalties for premature withdrawals, or may be restricted or have special federal tax consequences because the Contract is used in connection with tax-favored retirement programs. (See "Federal Income Tax Matters.")


      4.    Termination


At any time prior to the Annuity Commencement Date, a Contract Owner may surrender the Contract for its Accumulated Value less any applicable premium taxes. Surrender is effected upon receipt by AGL at its Annuity Administration Department of a written request by the Contract Owner and the Contract.
Payment of the Accumulated Value will be made within seven days after surrender. Surrender may be restricted or have special federal tax consequences, because the Contract is used in connection with tax-favored retirement programs. (See "Federal Income Tax Matters.")


Payment may be suspended or postponed at any time Portfolio Company's shares are suspended or postponed.

C.    THE ANNUITY PERIOD


Annuity payments begin on the Annuity Commencement Date. The Contract Owner selects the Annuity Commencement Date before the issuance of the Contract and can select any date prior to the Annuitant's 75th birthday. (But see current required distribution rules under "Federal Income Tax Matters.") The Contract Owner also has the right to change the Annuity Commencement Date at any time during the Accumulation Period by 30 days' written notice to AGL at its Annuity Administration Department. If the Contract Owner defers the Annuity Commencement Date, he can either continue making Periodic Payments or cease Periodic Payments on the originally selected date.

FOLLOWING THE ANNUITY COMMENCEMENT DATE, WHEN VARIABLE ANNUITY PAYMENTS ARE TO BE MADE, ONLY THE STOCK INDEX DIVISION IS AVAILABLE TO A CONTRACT OWNER OR PARTICIPANT UNDER A CONTRACT. However, AGL reserves the right to change the Division available under a Contract for Variable Annuity payments or to add Divisions with respect to Contract Owners or Participants who have not yet commenced receiving Variable Annuity payments.

The Contract Owner elects how Annuity payments will be made. The Contract automatically provides the Basic Annuity, a life Annuity with 120 payments guaranteed. In place of the Basic Annuity, the Contract Owner can elect an optional Annuity with payments made under one of the following settlement Options. The election must be made in writing to AGL at its Annuity Administration Department. The written notification must also include the selected Annuity Commencement Date. Election must be made at least 30 days before the Annuity Commencement Date but can be changed at any time on 30 days' written notice.


The election provisions of the Contract are, however, subject to both applicable law and terms of the particular retirement plan in connection with which the Contract is issued. In particular, the federal tax rules governing certain retirement plans ordinarily limit the ability of a Contract Owner to defer payment beyond April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires, whichever is later, in connection with most tax-qualified plans (age 70 1/2 in the case of Individual Retirement Annuities; no limit in the case of Roth IRAs) and may also limit the election of certain settlement options. (See "Federal Income Tax Matters.") Unless otherwise elected, amounts accumulated in a Division of Separate Account A will be applied to purchase a Variable Annuity.


      1.    Settlement Options

An AGL Annuity Contract or the following Settlement Options are also available to a Beneficiary. The Beneficiary can make the election as an alternative to a lump sum payment at the Annuitant's death before the Annuity Commencement Date. When the Beneficiary makes the election, the Beneficiary becomes the Payee, the person receiving the payments. The Beneficiary also becomes the measuring life, in place of the deceased Annuitant, for purposes of the Settlement Options. The Contract Owner also has the right to name himself as Payee.

OPTION 1 -- LIFE ANNUITY -- An Annuity payable monthly during the lifetime of the Annuitant (or Beneficiary, if applicable) and terminating with the last payment preceding his death. There is no provision for payment of a death benefit on the Annuitant's death and no guarantee of a minimum number of payments.

OPTION 2 -- JOINT AND SURVIVOR ANNUITY -- An Annuity payable during the joint lifetime of the Annuitant (or Beneficiary, if applicable) and another person chosen by the Contract Owner, the Annuitant in the absence of the Contract Owner or the Beneficiary, if applicable. After the selected joint lifetime, payments continue during the remaining lifetime of the survivor. It is possible under this option for the Annuitant or other payee to receive only one annuity payment if both die before the second annuity payment, since no minimum number of payments is guaranteed. If one of these persons dies before the Annuity Commencement Date, the election of this option is revoked, the survivor becomes the sole Annuitant, and no death proceeds are payable by virtue of the death of the other Annuitant.

OPTION 3 -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED -- An Annuity payable monthly during the lifetime of the Annuitant (or Beneficiary, if applicable). This Option guarantees that if, at the death of the Annuitant (or Beneficiary, if applicable), payments have been made for less than 60, 120, 180 or 240 months, as selected, payments will continue for the remainder of the designated period.

Where the measuring life is that of the Annuitant, payments after his death are made to the designated Beneficiary. The Beneficiary, however, can elect at any time to receive the present value of the guaranteed payments remaining in a lump sum. When the measuring life is that of the Beneficiary, payments are discontinued after the Beneficiary's death. The present value of the guaranteed payments remaining is paid as a lump sum, in accordance with the Contract.

The present value of the guaranteed payments remaining is calculated as of the Valuation Period during which notice of death is received by AGL at its Annuity Administration Department. At that time, the amount of the total number of guaranteed Annuity payments remaining is computed at the net investment rate, using the Annuity Unit value for the Stock Index Division for the Valuation Period immediately succeeding receipt of the notice of death. The resultant amount is paid as a lump sum.

OPTION 4 -- UNIT REFUND LIFE ANNUITY -- An Annuity payable monthly during the lifetime of the Annuitant (or Beneficiary, if applicable) and terminating with the last payment preceding his death. After his death, an additional payment is made if the number of Annuity Units represented by the proceeds of the Variable Account on the Annuity Commencement Date is greater than the number of Annuity Units represented by the total amount of payments received during the measuring lifetime. In other words, a payment is made in accordance with the Contract when (a) below exceeds (b) below:

      a =   Total amount applied under the Option at the Annuity Commencement
            Date

                                  divided by

                  the Annuity Unit value for the Stock Index Division at the Annuity Commencement Date

      b = Number of Annuity Units in Stock Index Division represented by each monthly Annuity payment made multiplied by

                  the number of Annuity payments made.

When (a) is greater than (b), the excess  amount is  multiplied by the Annuity
Unit value for the Stock Index Division as of the Valuation Period during which notice of death is received by AGL at its Annuity Administration

Department. The resultant amount is paid as a lump sum.

OPTION 5 -- INSTALLMENTS FOR A DESIGNATED PERIOD -- A series of monthly payments to the payee over a period of one to twenty years, as elected. At the death of the payee, the guaranteed payments remaining are paid in accordance with the Contract. If the Annuitant is the payee, any guaranteed payments remaining are made to the designated Beneficiary. The Beneficiary can, at any time, elect to receive the present value of any guaranteed payments remaining as a lump sum.

If a Beneficiary is the payee, the present value of the amount of any guaranteed payments remaining is calculated and the resultant amount paid as a lump sum. If the Contract Owner is the Payee, payments continue after the Annuitant's death for the remainder of the designated period.

The Contract Owner may at any time elect, however, to receive the present value of the remaining payments paid as a lump sum. Payments made under this Option are increased in amount by a factor which offsets the charge for mortality risk.

OPTION 6 -- INSTALLMENTS OF A DESIGNATED AMOUNT -- A series of equal payments of a designated amount to the payee made as annual, semiannual, quarterly or monthly installments. The value of the Variable Account, less any applicable premium taxes, is used to make the payments, and the payments continue until the proceeds, adjusted by the investment experience of the Stock Index Division of Separate Account A, are exhausted. The payee may at any time receive the remaining amount of the proceeds by submitting a written request to AGL at its Annuity Administration Department. At the death of the payee, payments continue to his designated Beneficiary. If a

Beneficiary is the payee, and dies before the proceeds are exhausted, the balance of the proceeds is paid as a lump sum in accordance with the Contract. Payments made under this Option are increased by a factor which offsets the charge for mortality risk.


OPTION 7 -- INTEREST INCOME -- Interest of 3% on the investment of the proceeds of the Variable Account outside of the Stock Index Division of Separate Account A is paid to the payee in monthly, quarterly, semiannual or annual installments. The value of the Variable Account is automatically removed from the Stock Index Division of Separate Account A and deposited with AGL at a fixed rate of interest. The payee may, at any time, withdraw (redeem) all or a portion of the remaining balance of the Variable Account in a lump sum by submitting a written request to AGL at its Annuity Administration Department. If the payee dies while receiving installments, the principal to which the Payee would be entitled to if alive is paid as a lump sum in accordance with the Contract. This Option is in any event subject to the minimum distribution rules under the Code, which are described under "Federal Income Tax Matters."


If Option 5, Option 6 or Option 7 is elected by a person other than the Contract Owner, the payee may be considered for federal income tax purposes to have received the proceeds of the Variable Account in a lump sum. The amount of the proceeds which exceeds the amount of total payments made by the Contract Owner may be considered ordinary income to the payee in the year of election. This could result in taxable income in the year of election even though payments are not received until subsequent years. Anyone electing these Options should consult a qualified tax adviser. (See "Federal Income Tax Matters.")

Under Settlement Options 1 through 5, the amount of the first monthly payment is calculated as of the Annuity Commencement Date. The number of Accumulation Units credited to the Variable Account is multiplied by the value of an Accumulation Unit for the applicable Division of Separate Account A for the Valuation Period immediately preceding two weeks before the Annuity Commencement Date. The resulting value is called the Accumulated Value. Tables in the Contracts indicate the amount of the first monthly payment for each $1000 of Accumulated Value, minus any applicable premium taxes. The tables are based on Progressive Annuity Tables with interest at the rate of 3 1/2% per annum and assume births in 1900. Under Settlement Options 1 through 4, payment amounts illustrated vary with the sex of the Annuitant. Amounts under any of the first five Settlement Options vary with the adjusted age of the Annuitant, determined using formulas provided by the Contracts.

Under Settlement Options 6 and 7, the amount of the first payment is prescribed by the Contracts. Under Settlement Option 7, however, AGL may increase the net investment rate above the guaranteed rate.

Under all of the Settlement Options, AGL bases the payment calculations on the same mortality basis used for individual single premium Annuity contracts issued to the same class of Annuitants, when doing so results in a larger first payment. If, however, the dollar value of the Variable Account is less than $2,000 at the Annuity Commencement Date, AGL may pay the amount out in a lump sum, regardless of the Settlement Option chosen.

Second and subsequent payments under the Basic Annuity and Settlement Options 1 through 5 are determined using the Annuity Unit value for the Stock Index Division for the Valuation Period when the payment is due. The Annuity Unit value for the Stock Index Division for any Valuation Period is determined by multiplying the value for the immediately preceding Valuation Period by the product of (I) the net investment factor for the Valuation Period two weeks immediately preceding the Valuation Period when payment is due, and (ii) a factor to neutralize the assumed net interest rate of 3 1/2% per annum built into the Annuity tables contained in the Contracts. This produces the value of the Annuity Unit for the Stock Index Division for the current Valuation Period. (See "Annuity Payments" in the Statement of Additional Information.)

      2.    Annuity Payments.

The amount of the first payment is divided by the Annuity Unit value for the Stock Index Division for the Valuation Period when payment is due. This determines the number of Annuity Units in the Stock Index Division represented by the first payment. The number of Annuity Units remains constant throughout the Annuity Period. Each subsequent payment is determined by multiplying the number of Annuity Units in the Stock Index Division by the value of the Annuity Unit in the Stock Index Division for the Valuation Period when payment is due. Under Settlement Options 5, 6, and 7, the Contract may be surrendered for a lump sum payment in lieu of Annuity payments once Annuity payments have started.

The amount of the first payment is determined using an assumed interest rate of 3 1/2% per annum. The amount of subsequent payments will vary in amount in accordance with the actual net investment rate. If the actual net investment rate is less than 3 1/2%, the amount of the payment is less; if greater than 3 1/2%, the amount of the payment is greater. Whenever the amounts of payments becomes less than $20, AGL can change the frequency of payments to intervals which result in payments of at least $20.

D.    DEATH BENEFITS

      1.    Death Benefits Prior to the Annuity Commencement Date

If the Participant dies prior to the Annuity Commencement Date, AGL will pay the death benefits to the Beneficiary. The death benefit will equal the Accumulated Value of a Variable Account as of the Valuation Period in which written proof of death is received by AGL at its Annuity Administration Department, less any applicable premium taxes.

If the Participant has not already done so, the Beneficiary may, within sixty days after the date of death, elect to receive the death proceeds as a lump sum or in the form of one of the annuity payment options provided in the Contract. See "The Contract -- The Annuity Period." If no request is received as to the manner of payment, AGL will make a lump-sum payment, based on values determined at that time.

If the Participant under a Contract dies prior to the Annuity Commencement Date, the Code requires that all amounts payable under the Contract be distributed (a) within five years of the date of death or (b) as annuity payments beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary. If the Beneficiary is the Participant's surviving spouse, distributions need not begin until the date the Participant would have attained age of 70 1/2. Failure to satisfy these Code distribution requirements may result in serious adverse tax consequences.

      2.    Death Proceeds After the Annuity Commencement Date

If the Participant dies following the Annuity Commencement Date, the only amounts payable to the Beneficiary are any continuing payments provided for under the annuity payment option selected, which must be distributed at least as rapidly as under that option. Failure to satisfy these requirements of the Code may result in serious adverse tax consequences. See "Annuity Payment Options." In such a case, the Payee will have all the remaining rights and powers under a Contract and be subject to all the terms and conditions thereof.


      3.    Proof of Death

AGL will accept the following as proof of any person's death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to AGL.

Once AGL has paid the death proceeds, the Contract terminates and AGL has no further obligations thereunder.

                          FEDERAL INCOME TAX MATTERS

A.    GENERAL

It is not possible to comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex and its application to a particular person may vary according to facts peculiar to such person. Consequently, this discussion is not intended as tax advice, and you should consult with a competent tax adviser before purchasing a Contract.


The discussion is based on the law, regulations and interpretations existing on the date of this Prospectus. Congress has in the past and may again in the future enact legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. Judicial interpretations may also affect the tax treatment of annuities. It is possible that such changes could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.


The discussion does not address state or local tax or estate and gift tax consequences associated with the Contracts.

B.    QUALIFIED CONTRACTS PURCHASED BY CERTAIN TAX-EXEMPT EMPLOYERS

PURCHASE PAYMENTS. Purchase payments made by certain tax-exempt employers or by public educational institutions on behalf of an employee are not included in the employee's income under Code Section 403(b) if the Contract meets certain requirements. Under such a Section 403(b) Qualified Contract, purchase payments may be made as elective deferrals through a salary reduction agreement with an employee, but these payments are generally limited after 1986 to a maximum of $9,500 per year (and possibly less depending on the employee's years of service, compensation and prior elective deferrals). Purchase payments that are not elective deferrals are subject to other limits.

DISTRIBUTIONS DURING THE ACCUMULATION PERIOD. Under the Code, amounts received by an Annuitant upon a partial or total surrender of a Section 403(b) Qualified Contract are generally allocated on a pro rata basis between the employee's after tax investment in the Contract (if any) and other amounts. A 10 percent penalty tax is imposed on the amount includible in gross income from distributions that occur before age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are (1) part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her beneficiary, (2) made after separation from service following attainment of age 55, or (3) made to an alternate payee under a qualified domestic relations order. Post-1988 elective deferrals (made under a salary reduction agreement) and the earnings thereon may not be distributed prior to age 59 1/2, separation from service, death or disability. Distributions of elective deferrals (but not any income earned thereon) made after 1988 are permissible in the case of hardship; the distribution, however, may be subject to a 10% penalty tax as a premature distribution, as described above. Unless certain term and amount requirements are met, loans from section 403(b) Qualified Contracts will be treated as distributions.

A distribution from a Section 403(b) Qualified Contract is an eligible rollover distribution. If any amount of the distribution is not paid as a direct rollover, such amount will be subject to 20% income tax withholding. See "Tax Free Rollovers."

ANNUITY PAYMENTS. Annuity Payments received under a Section 403(b) Qualified Contract by an Annuitant are generally taxed in the same manner as Annuity payments under Non-Qualified Contracts. In the case of benefits accrued after December 31, 1986 under a Section 403(b) Qualified Contract, distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2, regard-less of whether he has retired, except for employees covered by a governmental or church plan. Additional distribution requirements apply to beneficiaries of deceased Annuitants. Failure to comply with the distribution rules will result in the imposition of a penalty tax of 50 percent of the amount by which the minimum distribution required exceeds the actual distribution.

C.    INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


PURCHASE PAYMENTS. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $30,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $40,000 will not be able to deduct purchase payments, and for those with adjusted gross income between $30,000 and $40,000 the deduction is phased out based on the amount of income. Beginning in 1999, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for single persons will increase, as follows: 1999--$31,000 to $41,000; 2000--$32,000 to $42,000; 2001--$33,000 to
$43,000; 2002--$34,000 to $44,000; 2003--$40,000 to $50,000; 2004-- $45,000 to
$55,000; and 2005 and thereafter--$50,000 to $60,000.

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $50,000 and $60,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. Beginning in 1999, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows: 1999--$51,000 to $61,000; 2000--$52,000 to $62,000; 2001--$53,000 to $63,000; 2002-- $54,000
to $64,000; 2003--$60,000 to $70,000; 2004-- $65,000 to $75,000; 2005--$70,000
to $80,000;  2006--$75,000  to $85,000;  and 2007 and  thereafter--$80,000  to
$100,000.

A married individual filing a joint tax return, who is not an active participant in a tax qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For such an individual, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.


TAX FREE ROLLOVERS. Amounts may be transferred in a tax-free rollover from a tax-qualified plan to an IRA (and from one IRA to another IRA) if certain conditions are met. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and (3) required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, an eligible rollover distribution may be paid directly to an IRA (a "direct rollover"). Second, the distribution may be paid directly to the Annuitant and then, within 60 days of receipt, the amount may be rolled over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding


DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be included in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant attains age 59 1/2 and that are not made on account of death or disability, with certain exceptions, including distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren or ancestor, subject to a $10,000 lifetime maximum, and distributions for higher education expenses for the individual, a spouse, children, or grandchildren. These exceptions include distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary. Distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2. Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. See "Death Proceeds." Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

D.    ROTH IRAS

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is reduced for adjusted gross income beginning at $95,000 and is eliminated at $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non- Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

E.    SIMPLIFIED EMPLOYEE PENSION PLANS


Employees and employers may establish an IRA plan known as a simplified employee pension plan ("SEP") if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee. However, total employer contributions are limited to 15% of an employee's compensation or $30,000, whichever is less.


F.    SIMPLE RETIREMENT ACCOUNTS


Employees and employers may establish an IRA plan known as a simple retirement account ("SRA"), if certain requirements are met. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year. The employer must, in general, make a fully vested matching contribution for employee deferrals up to 3% of compensation.


G.    OTHER QUALIFIED PLANS


PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. Such purchase payments are also excluded from the current income of the employee.

DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE. To the extent that purchase payments are includible in an employee's taxable income, they (less any amounts previously received that were not includible in the employee's taxable income) represent his or her "investment in the Contract." Amounts received prior to the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. With respect to the taxable portion of a lump-sum distribution (as defined in the Code), an averaging rule may be applicable that allows computation of tax as if the amount were received over a period of five years. A lump-sum distribution will not be includible in income in the year of distribution if the employee transfers, within 60 days of receipt, all amounts received, less the employee's investment in the Contract, to another tax-qualified plan or to an individual retirement account or an IRA in accordance with the rollover rules under the Code. However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. See "Tax Free Rollovers." Special tax treatment may be available in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee's attaining age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are (1) part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, (2) made after the employee's separation from service on account of early retirement after age 55, or (3) made to an alternate payee pursuant to a qualified domestic relations order.

ANNUITY PAYMENTS. A portion of annuity payments received under Contracts in connection with section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments under "Non-Qualified Contracts - Taxation of Annuity Payments", except that the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts specified by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires, if later. Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self- employed individuals.

H.    PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. These types of programs allow individuals to defer receipt of up to 100% of compensation that would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts, as well as earnings thereon. Purchase payments made by the employer, however, are not immediately deductible by the employer, and the employer is currently taxed on any increase in Account Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

I.    FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding. The payee may, however, elect to have no income tax withheld by submitting a withholding exemption certificate to us.

In some cases, if you own more than one Qualified annuity contract, such contracts may be aggregated for purposes of determining whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement, in appropriate circumstances, has been satisfied. If, under this aggregation procedure, you are relying on distributions pursuant to another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract issued by us, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.


                              SERVICES AGREEMENT

American General Independent Producer Division ("AGIPD") is party to a general services agreement with AGL. AGIPD, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its Home Address is 2727-A Allen Parkway, Houston, Texas 77019. Pursuant to this agreement, AGIPD provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.


                                 VOTING RIGHTS

Participants prior to the Annuity Commencement Date, and Annuitants or other payees during the Annuity Period, may instruct AGL as to the voting of Portfolio Company shares attributable to their respective interests under the Contracts at meetings of shareholders of Portfolio Company. Those persons entitled to vote will receive proxy material and a form on which voting instructions may be given. AGL will vote the shares of each Fund of Portfolio Company held by the corresponding Division of Separate Account A, attributable to the Contracts, in accordance with instructions received with respect to all Contracts. Shares held in each Division for which timely instructions have not been received will be voted by AGL for or against any proposition, or AGL will abstain, in the same proportion as shares in that Division for which instructions are received. AGL will vote, or abstain from voting, any Portfolio Company shares that are not attributable to the Contracts in the same proportion as all Participants in Separate Account A vote or abstain. However, if AGL determines that it is permitted to vote such shares of Portfolio Company in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Unless the Contract has been issued in connection with a deferred compensation plan, individuals participating under a Contract Owner's retirement plan have the right to instruct the owner with respect to shares attributable to their contributions and to such additional extent as the owner's retirement plan may permit.

The number of shares of Portfolio Company held in a Division deemed attributable to a Participant's interest under a Contract prior to the Annuity

Commencement Date will be determined on the basis of the value of the Accumulation Units credited to the Participant's account as of the record date. On or after the Annuity Commencement Date, the number of attributable shares will be based on the amount of assets held to meet Annuity obligations to the payee under the Contract as of the record date. During the Annuity Period, the number of votes attributable to a Contract or participation will generally decrease since funds set aside for an Annuitant will decrease.

Because Portfolio Company is organized as a corporation under Maryland law, it is not required to hold regular annual shareholder meetings to elect members of the board of directors and it does not expect to hold annual meetings for any other purpose. If members of the board of directors of Portfolio Company are required to be elected or any other action is required to be taken at any special or annual meeting of Portfolio Company, instructions for voting shares underlying the interests of Participants will, as indicated above, be solicited by means of proxy materials.

Matters pertaining to all of the Funds, such as the election of directors or the ratification of independent auditors, will be submitted to a vote of the shareholders of all of the Funds. However, matters pertaining to only certain Funds will be submitted to a vote of the shareholders of only those Funds.

                    THE STATEMENT OF ADDITIONAL INFORMATION

This Prospectus contains information concerning Separate Account A, AGL and the Contracts, but does not contain all of the information set forth in the Registration Statement and all exhibits and schedules relating thereto which AGL has filed with the SEC.


Additional information may be obtained from AGL by requesting from AGL's Annuity Administration Department a Statement of Additional Information. Please use the address or telephone number on the first page of this prospectus. For convenience, the Table of Contents of the Statement of Additional Information is provided below:


                               TABLE OF CONTENTS
                  OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information..........................................................2
Regulation and Reserves......................................................2
Independent Auditors.........................................................3
Distribution.................................................................3
Underwriters.................................................................3
Services.....................................................................3
Gender of Annuitant..........................................................4
Misstatement of Age or Sex and Other Errors..................................4
Change of Investment Adviser or Investment Policy............................4
Calculation of Accumulation Unit Values......................................4
Annuity Payments.............................................................6
Index to Financial Statements................................................8
Financial Statements.........................................................9


          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

                    INDIVIDUAL VARIABLE RETIREMENT ANNUITY
                                   CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT
                   P. O. BOX 1401, HOUSTON, TEXAS 77251-1401
                        1-800-247-6584 OR 713/831-3505

The individual variable retirement annuity contracts (the "Contracts") offered
by  American  General  Life  Insurance  Company  ("AGL"),   the  successor  to
California-Western   States  Life  Insurance   Company   ("Cal-Western"),   in
connection  with this  Prospectus  are  designed  for use in  connection  with certain  tax-qualified  plans  established  under the Internal Revenue Code of
1986,  as amended (the "Code").  Payments  received with respect to a Contract
(subject  to  certain  deductions)  are  deposited  by  AGL  in  the  separate investment  account entitled  American General Life Insurance Company Separate
Account A ("Separate Account A") for further investment.


Separate  Account A is a unit  investment  trust  separate  account.  Separate
Account A currently consists of six Divisions, each of which invests exclusively in shares of one of the separate portfolios ("Funds") of American
General Series Portfolio Company ("Portfolio Company"). Portfolio Company currently consists of 13 Funds. The Divisions of Separate Account A invest in the following six Funds: MidCap Index Fund, Asset Allocation Fund, Money
Market Fund, Capital Conservation Fund,  Government Securities Fund, and Stock
Index Fund.

This Prospectus contains information regarding the Contracts that investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, incorporated herein by reference and dated May 1, 1998, has been filed with the Securities and Exchange Commission ("SEC"). Investors can obtain a free copy of the Statement of Additional Information by contacting AGL at the address or telephone number given above. The Table of Contents for the Statement of Additional Information appears at the end of this Prospectus.


NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE  ANY  INFORMATION  OR TO  MAKE  ANY
REPRESENTATIONS  OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED
STATEMENT (OR ANY SALES  LITERATURE  APPROVED BY AGL) IN  CONNECTION  WITH THE
OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS  MUST  NOT BE  RELIED  UPON AS  HAVING  BEEN  AUTHORIZED.  THE
CONTRACTS  ARE NOT  AVAILABLE  IN ALL  STATES  AND  THIS  PROSPECTUS  DOES NOT
CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD
BE UNLAWFUL THEREIN.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE  COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT AMERICAN GENERAL
SERIES PORTFOLIO COMPANY PROSPECTUS.

INVESTORS ARE ADVISED TO RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.


                         PROSPECTUS DATED MAY 1, 1998



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                                                                                    Page
                                                                                   Number
                                                                                   ------
Definitions...........................................................................3
Fee Table.............................................................................4
Prospectus Summary....................................................................5
      A.  The Contracts...............................................................5
      B.  AGL.........................................................................6
      C.  Separate Account A..........................................................6
      D.  Sales Charges and Other Deductions..........................................6
      E.  Free Look...................................................................7
Selected Accumulation Unit Data.......................................................7
AGL, Separate Account A and Portfolio Company.........................................9
      A.  AGL and Separate Account A..................................................9
      B.  Portfolio Company..........................................................13
Deductions and Charges...............................................................13
      A.  Deduction for Sales and Administrative Expenses............................13
      B.  Deduction for Premium Taxes................................................14
      C.  Deduction for Mortality and Expense Risks..................................14
      D.  Contract Expense Guarantee.................................................15
      E.  Other Charges..............................................................15
The Contract.........................................................................16
      A.  General Description........................................................16
      B.  The Accumulation Period....................................................17
      C.  The Annuity Period.........................................................19
      D.  Death Benefits.............................................................23
Federal Income Tax Matters...........................................................24
      A.  General....................................................................24
      B.  Qualified Contracts Purchased by Certain Tax-Exempt Employers..............25
      C.  Individual Retirement Annuities............................................26
      D.  Roth IRAs..................................................................27
      E.  Simplified Employee Pension Plans..........................................27
      F.  Simple Retirement Accounts.................................................28
      G.  Other Qualified Plans......................................................28
      H.  Private Employer Unfunded Deferred Compensation Plans......................29
      I.  Federal Income Tax Withholding and Reporting...............................29
Services Agreement...................................................................30
Voting Rights........................................................................30
The Statement of Additional Information..............................................31
Table of Contents of The Statement of Additional Information.........................31

                                  DEFINITIONS

ACCUMULATION PERIOD -- The period between the date of the first purchase payment for a Variable Annuity contract and the Annuity Commencement Date.

ACCUMULATION UNIT -- An accounting unit of measure used to calculate the value of a Contract before Annuity payments begin.

ACCUMULATED VALUE -- The dollar value of a Variable Account.

ANNUITANT -- A natural person upon whose life Annuity payments are based.

ANNUITY -- A series of payments for life or a designated period subject to the terms of the Contract.

ANNUITY COMMENCEMENT DATE -- The date on which Annuity payments are to commence, ordinarily the retirement date.

ANNUITY PERIOD -- The period during which Annuity payments are made.

ANNUITY UNIT -- An accounting unit of measure used to calculate the amount of Annuity payments.

BENEFICIARY -- The person to whom death benefits will be paid upon death of the Annuitant before the Annuity Period or the end of a guaranteed period.

CONTRACT OWNER -- The owner of the Contract, who may be the Annuitant or some other person or entity.

DIVISION  --  The  particular   Division  of  Separate   Account  A  in  which
Accumulation Units in Separate Account A are accumulated.

FUND -- A separate portfolio of American General Series Portfolio Company.

PARTICIPANT -- A Contract Owner or person who has a fully (100%) vested interest in benefits provided under a Contract.

PERIODIC PAYMENTS -- Amounts paid on a continuing basis to purchase an Annuity.

SEPARATE ACCOUNT A -- The separate account of American General Life Insurance Company used to fund the variable aspects of the Contracts so described in this Prospectus.

TERMINATION -- A total redemption of the Contract.

VALUATION PERIOD -- The interval between two consecutive Valuation Times. Values within a Valuation Period are determined at the end of the Period.

VALUATION TIME -- The time on any day as of which the Divisions of Separate Account A are valued.

VARIABLE ACCOUNT -- The account in which Accumulation Units acquired under the Contract are kept in Separate Account A.

VARIABLE ANNUITY -- A series of Annuity payments, the amount of which will increase or decrease to reflect the net investment experience of the Stock Index Division of Separate Account A.

WITHDRAWAL -- Withdrawing (redeeming) a portion or all of the Accumulated Value of the Contract without surrendering the Contract.

                                   FEE TABLE

The purpose of the following Fee Table and Example is to assist Participants in understanding the transaction and operating expenses that a Participant will bear directly or indirectly under a participation. The Fee Table reflects expenses of Separate Account A and of Portfolio Company's Funds. The Fee Table and Example assume the highest deductions possible under a participation,
whether  or  not  such  deductions   actually  would  be  made  under  such  a
participation.

CONTRACT OWNER TRANSACTION EXPENSES1

      Maximum Sales Expense Deduction Imposed on
      Purchases (as a percentage of the aggregate
      amount of purchase payments).......................................6.75%

      Maximum Administrative Expense Deduction
      Imposed on Purchases (as a percentage of the
      aggregate amount of purchase payments)................................2%

DIVISION ANNUAL EXPENSES AFTER EXPENSE REIMBURSEMENTS
(AS A PERCENTAGE OF ANNUAL VALUE OF A DIVISION)


                         MidCap      Asset      Money      Capital    Government    Stock
                         Index     Allocation   Market   Conservation Securities    Index
                        Division    Division   Division    Division    Division    Division(2)
                        --------   ----------  --------  ------------ ----------   -----------
 Mortality Risk Fee      .9000%      .9000%      .9000%      .9000%      .9000%      .9000%
 Expense Risk Fee        .1017%      .1017%      .1017%      .1017%      .1017%      .1017%
                        -------     -------     -------     -------     -------     -------

 Total Division
 Annual Expenses        1.0017%     1.0017%     1.0017%     1.0017%     1.0017%     1.0017%

 Division Expense
 Reimbursement(3)       (.0767)%    (.2467)%    (.2467)%    (.2467)%    (.2367)%    (.0167)%

 Total Division
 Annual Expenses
 After Expense
 Reimbursement           .925%       .755%       .755%       .755%       .765%       .985%


                                                     (Footnotes on next page.)

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                         MidCap      Asset      Money      Capital    Government      Stock
                         Index     Allocation   Market   Conservation Securities      Index
                        Division    Division   Division    Division    Division       Fund
                        --------   ----------  --------  ------------ ----------   -----------
Management Fees          .3400%      .5000%      .5000%      .5000%      .5000%      .2700%

Other Expenses           .0600%      .0700%      .0700%      .0700%      .0600%      .0700%

Total Fund Annual        .4000%      .5700%      .5700%      .5700%      .5600%      .3400%
  Expenses4

Combined Total Annual
  Expenses (Separate
  Account A plus
  applicable Fund)      1.3250%     1.3250%     1.3250%     1.3250%     1.3250%     1.3250%

 -----------------

(1) Premium taxes are not shown. AGL postpones the computation and deduction of premium taxes until the Annuity Commencement Date, whenever permitted by state law. If a state so requires, the amount of the tax may be deducted from Periodic or Single Payments when received. (See "Deduction for Premium Taxes.")

(2) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division was renamed the Stock Index Division.

(3) Contracts funded through Separate Account A are subject to a Contract Expense Guarantee. (See "Contract Expense Guarantee.")

(4)   Expenses have been restated to reflect current charges.


                        ------------------------------

Example -- Assuming a Participant surrenders or annuitizes at the end of the applicable period, or does not make a total withdrawal. A $1,000 investment would be subject to the expenses shown, assuming 5% return on assets.


                                       1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                       ------        -------       -------      --------
MidCap Index Division                   $100          $126          $154          $234
Asset Allocation Division               $100          $126          $154          $234
Money Market Division                   $100          $126          $154          $234
Capital Conservation Division           $100          $126          $154          $234
Government Securities Division          $100          $126          $154          $234
Stock Index Division                    $100          $126          $154          $234


The Example should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. (See "Deductions and Charges" in this Prospectus and "Investment Management" in Portfolio Company's Prospectus.)

                              PROSPECTUS SUMMARY

A.    THE CONTRACTS

The Contracts offered by this Prospectus are designed to provide individuals with retirement benefits through the investment of Periodic Payments in Separate Account A, and by the application of Accumulated Values to provide fixed or variable annuity payments.

The Contracts may be used in connection with pension and profit sharing plans established by partnerships and sole proprietors and qualified under Section 401 of the Code ("Qualified Plans").

Qualified Plans also include plans which have been referred to as H.R. 10 plans. In addition, the Contract may be used in Annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code. Employees and self-employed individuals participating in these plans may take advantage of certain federal income tax benefits incidental to the plans. (See "Federal Income Tax Matters.")

The Accumulated Value of the Variable Account will vary up or down to reflect the investment performance of the Division of Separate Account A in which a Contract Owner or Participant is invested and the amount of each Variable Annuity payment will vary up or down to reflect the investment performance of the Stock Index Division of Separate Account A. This is the basic difference between a Variable Annuity and a Fixed Annuity. Under a Fixed Annuity, AGL assumes the risk of investment gain or loss, specifying a minimum interest rate and minimum payment amount. Under a Variable Annuity, the Contract Owner, Participant, or Annuitant assumes the investment risk. There is no assurance that the value of the Variable Account or the amount of Annuity payments received will equal or exceed the purchase payments made under the Contract. Upon the death of the Annuitant before the Annuity Commencement Date, the Accumulated Value of the Variable Account minus any applicable premium taxes is paid as a death benefit. (See "Death Benefits.")

The Contract provides a life Annuity with 120 monthly payments guaranteed ("Basic Annuity") starting on a selected Annuity Commencement Date. In place of the Basic Annuity, various settlement options are available. (See "The Annuity Period.")

B.    AGL

AGL, the issuer of the Contract, is a stock life insurance company organized under the laws of the State of Texas an indirect wholly-owned subsidiary of American General Corporation ("AGC"). AGL is the successor to Cal-Western, a California corporation organized in 1910. AGL's principal business office and principal executive office are both located at 2727-A Allen Parkway, Houston, Texas 77019-2191. All inquiries regarding Participants' accounts, the Contracts or any related matter should be directed to AGL's Annuity Administration Department at the address and phone number shown on the cover of this Prospectus.

C.    SEPARATE ACCOUNT A

Separate Account A is a separate investment account of AGL originally created in 1966 under the laws of California, and currently established under the laws of Texas. Separate Account A consists of six Divisions each of which corresponds to one of the Funds of Portfolio Company. The Divisions of Separate Account A serve as investment vehicles for Periodic Payments made pursuant to the Contracts and certain other variable annuity contracts issued by AGL.

D.    SALES CHARGES AND OTHER DEDUCTIONS

Deductions are made from purchase payments under the Contracts for sales, administrative expenses and premium taxes. For sales and administrative expenses and the minimum death benefit, the maximum deduction from Periodic Payments is 8.75% (9.5890% of the amount invested after the deduction). The deduction from single payments is reduced as the amount of the payment increases. The range is from a maximum of 8.75% to a minimum of 3.5% (9.5890 to 3.928% of the amount invested after the deduction). (See "Deduction for Sales and Administrative Expenses.") The current range of premium taxes is 0% to 3.5%.

A deduction of 1.0017% of the value of its assets annually is made daily from the assets of Separate Account A. The deduction consists of .9000% for mortality risk charges and .1017% for expense risk charges. In addition to the above, an investor should be aware that certain Withdrawal amounts may be subject to a 10% penalty tax under Section 72(t) of the Code. (See "Federal Income Tax Matters.")

E.    FREE LOOK

The Contracts allow the Contract Owner to revoke the Contract by returning it to AGL within ten days of delivery, or such longer period as my be required by state law. AGL will refund an amount equal to all payments received with respect to the Contract, unless a larger refund is required by state law. (See "General Description" under "The Contract.")

                  SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The information presented below shows Accumulation Unit information for the Divisions of Separate Account A which, since the date of the Reorganization (as described below) on April 28, 1989, have either received transfers or had purchase payments allocated to them:


                           Midcap            Asset           Capital             Money            Government          Stock
                           Index          Allocation       Conservation          Market           Securities          Index
                          Division        Division(1)        Division           Division           Division         Division(2)
                       -------------     -------------     -------------      -------------     --------------     -------------
Accumulation Unit
Values (Beginning
of Period)             $1.0000000(3)     $1.0000000(4)            N/A         $1.0000000(5)     $1.0000000(6)      $6.9470360(7)

Accumulation Unit
Values
December 31, 1989      $1.0134730        $1.0812680        $ .9998910(8)      $1.0296560        $1.0559270(9)      $7.7152130

Accumulation Unit
Values
December 31, 1990      $0.9126050        $1.0505840        $.973388010        $1.1056810        $1.0965370         $7.3784390

Accumulation Unit
Values
December 31, 1991      $1.1056860        $1.2698210                N/A        $1.1593620        $1.1190530(11)     $8.8973800

Accumulation Unit
Values
December 31, 1992      $1.2069730        $1.2542540                N/A        $1.1908650        $1.1228330         $9.1473900

Accumulation Unit
Values
December 31, 1993      $1.3479390        $1.3605550         $0.9744070        $1.2080010        $1.2351960         $9.9586940

Accumulation Unit
Values
December 31, 1994      $1.2805490        $1.3328710         $0.9061820        $1.2374450        $1.1727330         $9.9346370

Accumulation Unit
Values
December 31, 1995      $1.649419         $1.650376          $1.085475         $1.289176         $1.369542          $13.510035

Accumulation Unit
Values
December 31, 1996      $1.933369         $1.819376          $1.096382         $1.339458         $1.377319          $16.419594


                                      7


Accumulation Unit
Values
December 31, 1997      $2.513934         $2.213944          $1.180098         $1.355329         $1.480310          $21.636223

Accumulation Units
Outstanding
December 31, 1989      29,943.336        219,709.968              N/A         1,724.450              None          4,471,463.930

Accumulation Units
Outstanding
December 31, 1990       8,102.959        159,097.692             None         296,290.126         846.475          3,997,653.793


Accumulation Units
Outstanding
December 31, 1991       8,236.542        161,357.448             None         307,629.955            None          3,669,344.228

Accumulation Units
Outstanding
December 31, 1992       8,216.123         84,319.784             None         266,737.523      98,507.318          3,378,291.884

Accumulation Units
Outstanding
December 31, 1993       2,019.323         46,273.447          291.931           1,724.450     127,898.948          3,132,368.242

Accumulation Units
Outstanding
December 31, 1994       2,002.000         52,685.052        2,855.740           1,724.450       2,390.642          2,925,664.920

Accumulation Units
Outstanding
December 31, 1995       1,986.413         50,691.625        5,330.601           1,724.450       2,380.042          2,595,596.122

Accumulation Units
Outstanding
December 31, 1996       1,055.932         40,744.069        7,757.918          80,561.157       2,370.225          2,411,116.122

Accumulation Units
Outstanding
December 31, 1997       9,327.907         41,787.393        9,964.962                None       2,361.798          2,259,376.335

 ---------------------

(1) Effective October 1, 1997, the Timed Opportunity Fund was renamed the Asset Allocation Fund.

(2) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division was renamed the Stock Index Division and its investment objective, investment program, and investment restrictions were changed to those of the Stock Index Division.

(3) Accumulation Unit Value as of September 14, 1989 (the first date the Division received a transfer or had a purchase payment allocated). Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program, and investment restrictions accordingly. Historical Accumulation Unit Values prior to October 1, 1991 reflect investment performance prior to these changes.

(4) Accumulation Unit Value as of May 23, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

(5) Accumulation Unit Value as of August 15, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

(6) Accumulation Unit Value as of May 17, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

(7)   Accumulation Unit Value as of April 28, 1989 (at which date the Division
      had  4,953,797.742   Accumulation   Units   outstanding   following  the
      reorganization).

(8) Accumulation Unit Value as of July 5, 1990 (the first date the Division received a transfer or had a purchase payment allocated).

(9) Accumulation Unit Value as of October 23, 1989, the date on which all Accumulation Units were transferred from the Government Securities Division.

(10) Accumulation Unit Value as of December 26, 1990, the date on which all Accumulation Units were transferred from the Capital Conservation Division.


                                      8


(11) Accumulation Unit Value as of July 8, 1991, the date on which all Accumulation Units were transferred from the Government Securities Division.


                        ------------------------------

                 AGL, SEPARATE ACCOUNT A AND PORTFOLIO COMPANY

A.    AGL AND SEPARATE ACCOUNT A

AGL, the successor to Cal-Western, is licensed to engage in the life insurance and annuity business in 49 states and the District of Columbia. AGL is an indirect wholly-owned subsidiary of AGC, an insurance-based diversified financial services holding company whose various subsidiaries operate in each of the 50 states, the District of Columbia, and Canada.

AGL is the single life insurance company created by the merger, effective December 31, 1991, of Cal-Western, a California corporation, and American General Life Insurance Company, a Texas corporation ("AG Texas"), into American General Life Insurance Company of Delaware, a Delaware corporation ("AG Delaware"). In connection with the merger ("Merger"), AG Delaware changed its domicile to Texas ("Redomestication") and changed its name to American General Life Insurance Company. The Merger resulted in a single insurer having the combined capital and resources of all three of the constituent companies.

As a result of the Merger and Redomestication, Separate Account A became part of AGL. However, Separate Account A has remained intact and its assets are legally separated from any other business of AGL. Accordingly, the Contracts funded by Separate Account A prior to the Merger and Redomestication continue to be supported by the same pool of assets. Separate Account A also continues to invest in shares of the same Funds.

Following the Merger and Redomestication, AGL, among other things, issued assumption certificates to Contract Owners and Participants under the Contracts, previously issued by Cal- Western, to reflect the change in the identity of the insurance company sponsoring the Contracts and guaranteeing rights under the Contracts.

The financial statements of AGL included in the Statement of Additional Information should be considered only as bearing upon the ability of AGL to meet its obligations under the Contracts.


Neither the assets of AGC nor those of any other affiliated company supports AGL's obligations under the Contracts. As of December 31, 1997, AGL had total assets of $43,564,720,000 and total shareholder's equity of $3,061,614,000. Separate Account A, originally established in 1966 under California law, is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").


Separate Account A was previously organized as a management separate account investing directly in securities. On April 28, 1989, Separate Account A and Variable Fund C, a former separate account of Cal-Western, were combined and restructured into a single unit investment trust separate account, Separate Account A, investing exclusively in shares of the Funds of Portfolio Company (the "Reorganization"). In connection with the Reorganization, all of the portfolio assets of Separate Account A (including those of Variable Fund C) were sold, assigned, and transferred to the Quality Growth Fund of Portfolio Company in exchange for shares of that Fund, which were in turn issued to the newly created Quality Growth Division of Separate Account A. (As described more fully below, the Quality Growth Division was renamed the Stock Index Division on May 1, 1992.) The Reorganization, among other things, enabled
Contract Owners and Participants during the Accumulation Period to invest through Divisions of Separate Account A in any one of the corresponding available Funds.


Separate Account A invests in shares of six of the thirteen Funds of Portfolio Company, which, in turn, invest in diversified portfolios of securities, as described in Portfolio Company's prospectus and statement of additional information. Separate Account A currently consists of the following Divisions:
MidCap Index Division,Asset Allocation Division, Money Market Division, Capital Conservation Division, Government Securities Division, and Stock Index Division. CONTRACT OWNERS AND PARTICIPANTS ARE REQUIRED TO MAINTAIN THEIR ENTIRE INVESTMENT ALLOCATED TO SEPARATE ACCOUNT A UNDER A CONTRACT AT ANY GIVEN TIME IN ONLY ONE OF THE AVAILABLE DIVISIONS; ALLOCATIONS BETWEEN TWO OR MORE DIVISIONS ARE NOT PERMITTED.


Under provisions of the Texas Insurance Code and the terms of the Contracts, the assets of Separate Account A will not be chargeable with liabilities arising out of any other business AGL may conduct but will be held exclusively to meet AGL's obligations under variable annuity contracts. In addition, any income, gains or losses, realized or unrealized on assets of Separate Account A are credited to or charged against Separate Account A without regard to other income, gains or losses of AGL. Nevertheless, obligations arising under the Contracts are obligations of AGL.

In addition to the net assets and other liabilities for variable annuity contracts, Separate Account A's assets include assets derived from charges made by AGL. AGL may transfer out to its general account any of Separate Account A's assets that are in excess of the reserves and other liabilities relating to the Contracts.

Separate Account A is regulated by the Texas Insurance Department. Regulation by the state, however, does not involve any supervision of Separate Account A except to determine compliance with broad statutory criteria.

B.    PORTFOLIO COMPANY


Portfolio Company was incorporated in Maryland on December 7, 1984. It is an open-end management investment company registered under the 1940 Act. As of
December 31, 1997, Portfolio Company had $7,070,501,631 of net assets. Additional information about Portfolio Company is contained in Portfolio Company's prospectus which accompanies this Prospectus and in its statement of additional information referred to therein copies of which may be obtained from AGL's Annuity Administration Department. Shares of Portfolio Company are currently sold to Separate Account A, AGL's Separate Account B, AGL's Separate Account D, The Variable Annuity Life Insurance Company ("VALIC") Separate
Account A, and American General Life Insurance Company of New York Separate Account E, which also fund variable annuity contracts. VALIC also owns shares of certain funds of the Portfolio Company directly. Retirement Plans maintained by VALIC and AGC may also own shares of certain funds.


Portfolio Company's shares are purchased and redeemed by The Variable Annuity Marketing Company ("VAMCO"), principal underwriter for shares of Portfolio Company, at net asset value without sales or redemption charges. VAMCO is a wholly-owned subsidiary of VALIC.

Overall responsibility for managing the affairs of Portfolio Company and overseeing its investment adviser rests with its elected board of directors.


Portfolio Company consists of thirteen Funds, as follows: Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund,Asset Allocation Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund. Each Fund has different investment objectives and is, in effect, a separate portfolio represented by a separate class of common stock. MidCap Index Fund, formerly the Capital Accumulation Fund, effected a change in its name and its investment objective, investment program and one of its restrictions as of October 1, 1991. The Asset Allocation Fund, formerly the Timed Opportunity Fund, effected a change in its name as of October 1, 1997.


On January 8, 1992, Portfolio Company's Board of Directors approved the combination of the Quality Growth Fund into the Stock Index Fund by means of a reclassification of shares ("Reclassification"). On April 28, 1992, persons invested in the Quality Growth Fund approved the Reclassification, which was consummated on May 1, 1992.

It is intended that, during the Accumulation Period, only the MidCap Index Fund, Asset Allocation Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, and Stock Index Fund, will be available in connection with each type of Contract issued by AGL and funded through Separate Account A. However, if Portfolio Company reasonably determines that the tax status under the Code of a particular Fund may be adversely affected by investments in that Fund's shares which are attributable to purchase payments received under a Contract that is not tax favored under the Code, or may be so affected for any other reason, Portfolio Company will have the right not to make such a Fund available under such Contract.

VALIC serves as investment adviser to each of the Funds pursuant to investment advisory agreements with Portfolio Company. VALIC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"), as amended. VALIC is also the depositor of VALIC's Separate Account A. For serving as investment adviser, each Fund pays VALIC a monthly fee based on that Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."

Bankers Trust Company ("Bankers") serves as investment sub-adviser to the Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund (the Small Cap Index Fund is not available under the Contracts) pursuant to an investment sub-advisory agreement with Portfolio Company. For serving as investment sub-adviser to these Funds, VALIC pays Bankers a monthly fee based on each of these Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."

The investment advisory agreements between Portfolio Company and VALIC do not contain limits on the expenses of Portfolio Company or of any Fund. However, to the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of a Fund's estimated average monthly net assets, VALIC has voluntarily agreed to reduce expenses of any such Fund in an amount equal to the difference between such accrued expenses and 2% of the Fund's average net assets for that month. VALIC has reserved the right to withdraw this undertaking upon 30 days' written notice to Portfolio Company.

AGL reserves the right, subject to compliance with applicable law, including approval of Contract Owners and Participants, if required, to make substitutions of other open-end management investment company shares for the shares of any Fund of Portfolio Company or which any Division may purchase, or to eliminate the shares of any Fund of Portfolio Company held by a Division and substitute shares of another Fund of Portfolio Company or of any other registered open-end management investment company.

A brief description of each of the Funds of Portfolio Company in which the Divisions of Separate Account A may invest appears below. The current prospectus of Portfolio Company contains more detailed information about each of the Funds in which the Divisions invest, including investment objectives and policies, charges and expenses. Additional copies of the current prospectus of Portfolio Company may be obtained from AGL's Annuity Administration Department. Read the prospectus carefully before investing.

MIDCAP INDEX FUND

This Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's ("S&P") MidCap 400 Index.


ASSET ALLOCATION FUND


This Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

MONEY MARKET FUND

This Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

CAPITAL CONSERVATION FUND

This Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gain on investments in intermediate and long-term debt instruments and other income producing securities.

GOVERNMENT SECURITIES FUND

This Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

STOCK INDEX FUND

This Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

                            DEDUCTIONS AND CHARGES

A.    DEDUCTION FOR SALES AND ADMINISTRATIVE EXPENSES


American General Securities Incorporated ("AGSI") acts as principal underwriter and performs sales functions with respect to the Contracts. AGSI is a wholly-owned subsidiary of AGL and its principal business address is 2727 Allen Parkway, Houston, Texas 77019.. AGL performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. For these services, AGL deducts a maximum fee equal to 8.75% of each Periodic Payment received. This deduction consists of 6.75% for sales expenses and 2% for administrative expenses.


In the case of a single payment the deductions for sales and administrative expenses, not including any applicable premium taxes, are:

                             Total
                             Amount        Sales    Administrative
      Total Amount        Of Deduction    Expenses     Expenses
       Of Payment              %             %            %
      ------------        ------------    --------  --------------
      $  0 - 14,999......     8.75          6.75         2.00
         15,000 - 24,999.     8.00          6.25         1.75
         25,000 - 49,000.     7.00          5.50         1.50
         50,000 - 99,999.     5.00          3.75         1.25
         100,000 -249,999     4.00          3.00         1.00
         250,000 and over     3.00          2.25         0.75

These deductions are made pursuant to the Contracts and are therefore not subject to change.

The deduction for sales expenses reimburses AGL for part of its expenses related to distributing the Contracts. AGL believes, however, that the amount of such expenses will exceed the amount of revenue generated by the sales expenses. AGL will pay such excess out of its general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Individual Variable Annuity Contracts may be sold without charges for sales and administrative expenses to officers and full-time employees of Separate Account A; to any trust, pension, profit sharing or other benefit plan for these people; and to certain employees and sales representatives of AGL or

AGSI. To be eligible, AGL or AGSI employees and sales representatives must spend one-half of their working time 1) rendering investment advice to AGL accounts, 2) offering for sale Contracts issued through Separate Account A or other AGL accounts, or 3) supervising or assisting people who do either. Sales without sales and administrative expenses will be made only for the buyer's written assurance that the purchase is made for investment purposes and that the Contract will not be resold or assigned except through surrender to AGL.

A Contract may also be issued as a supplement to a fixed annuity contract issued by AGL. When permitted by AGL, a Contract may be purchased with proceeds from death benefits, maturity values, policy dividends or surrender values of conventional insurance or Annuity Contracts issued by AGL, without charges for sales expenses and administrative.

B.    DEDUCTION FOR PREMIUM TAXES

Certain states impose premium taxes, currently ranging from 0% to 3.5%, on purchase payments. Any deduction for applicable premium taxes is in addition to the deductions for sales and administrative expenses and the minimum death benefit. Premium tax deductions are only made when purchase payments are subject to the tax.

It is AGL's policy to postpone the computation and deductions until the Annuity Commencement Date, whenever permitted by state law. The deduction is then made from the Variable Account. If postponement is not permitted by state law, the amount of the tax is deducted from Periodic, or single, Payments when received. If premium taxes are deducted, but subsequently determined not due, AGL, at the time of the determination, will apply the amount of the deduction to increase the number of Accumulation or Annuity Units under the Contract. Conversely, if no deductions are made for premium taxes, but subsequently are determined due, AGL reserves the right to reduce the number of Accumulation or Annuity Units by the amount due.

C.    DEDUCTION FOR MORTALITY AND EXPENSE RISKS

AGL assumes the mortality risk incident to the Contract and receives for assuming the risk an amount each Valuation Period equal to .9000% of the value of the assets of each Division of Separate Account A annually. The amounts are deducted from the assets of Separate Account A in accordance with the Contract.

Each Variable Annuity payment made under a Contract varies with net investment performance of the Stock Index Division of Separate Account A, but is not affected by AGL's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by AGL, AGL will provide funds from its general funds to make Annuity payments. Conversely, if longevity among Annuitants is lower than AGL determined, AGL will realize again.

AGL also assumes the expense risk that deductions provided for in the Contract for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, AGL will pay the amount of any shortfall from its general funds. Any amounts paid by AGL may consist of, among other things, proceeds derived from mortality and expense risk charges. (See "Deduction for Sales and Administrative Expenses.")

For assuming the expense risk, AGL receives an amount each Valuation Period which totals .1017% of the value of the assets of Separate Account A annually. The deductions are made from the assets of Separate Account A as provided in the Contract and other contracts participating in Separate Account A.

D.    CONTRACT EXPENSE GUARANTEE

Pursuant to the Reorganization, Cal-Western (the predecessor of AGL) issued an amendment, with respect to each existing Contract that was outstanding immediately prior to the effective time of the Reorganization, that guarantees that the total of the advisory fees charged against any of Portfolio Company's Funds whose shares were purchased by Separate Account A, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Divisions of Separate Account A, will never exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Reorganization not occurred (the "Contract Expense Guarantee"). Accordingly, AGL will, in effect, reimburse to the appropriate Division of Separate Account A an amount that represents the difference between the investment advisory fee charged Separate Account A or Variable Fund C, as applicable, prior to the Reorganization and the amount of the advisory fee charged to Portfolio Company's Funds plus any other charges in excess of those that would have been incurred if the Reorganization had not taken place. The mortality and expense risk and administrative charges did not change as a result of the Reorganization, and any other charges imposed on the assets of Separate Account A are not expected to be more than before the Reorganization. AGL, however, will not assume extraordinary or nonrecurring expenses of Portfolio Company, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Contract Expense Guarantee will not apply to any federal income tax if Portfolio Company or any Fund fails to qualify as a "regulated investment company" under applicable provisions of the Code. As an administrative convenience to AGL, the Contract Expense Guarantee, described above, also applies to Contracts issued after the Reorganization. AGL, however, may amend the Contract to eliminate the Contract Expense Guarantee regarding Contracts issued thereafter.

E.    OTHER CHARGES

Currently, no charge is made against Separate Account A for AGL's federal income taxes, or provisions for such taxes, that may be attributable to Separate Account A. AGL may charge each Division of Separate Account A for its portion of any income tax charged to the Division or its assets. Under present laws, AGL may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, AGL may decide to make charges for such taxes or provisions for such taxes against Separate Account A. Any such charges against Separate Account A or its Divisions could have an adverse effect on the investment experience of such Division.

As discussed under "Portfolio Company" above, Portfolio Company pays VALIC a monthly fee based on each Fund's average monthly net asset value for serving as investment adviser of each of the Funds. The fees are reflected in the Funds' net asset values. The investment advisory compensation arrangements as well as the expenses of Portfolio Company are more fully described under "Investment Management" in Portfolio Company's prospectus. (See also "Fee Table.")

                                 THE CONTRACT

A.    GENERAL DESCRIPTION

The Contract provides for deferred Annuities, issued by AGL upon acceptance of an application. If the application is accompanied by an initial purchase payment, the application will be tendered to AGL, reviewed, and if complete, either will be accepted or rejected within two calendar days. If accepted, the initial purchase payment will be applied under a Contract not later than two business days after receipt. If the application is not complete or is incorrectly completed when received by AGL, AGL will request additional documents or information within five business days after receipt of the application. If the application is not made complete within five days of receipt, the prospective purchaser will be informed of the reasons for the delay and the initial purchase payment will be returned immediately and in full, unless the prospective purchaser specifically consents to AGL retaining the purchase payment until the application is made complete, in which event the initial purchase payment will be applied not later than two business days after an application is made complete. No payments received with the application will be invested in Separate Account A until AGL signifies acceptance by written endorsement on the application.

Subsequent payments will not be applied under the Contract until they are received at AGL's Annuity Administration Department. Payments received before the close of regular trading on the New York Stock Exchange on any day when the Exchange is open will be applied under the Contract as of the same date. Payments received after the close of regular trading on the Exchange will be applied based upon the Accumulation Unit value next computed after receipt of a payment.

The Contracts allow a "free look," wherein the Contract Owner may revoke the Contract by returning it to either a AGL sales representative or to the AGL Annuity Administration Department within ten days of delivery of the Contract, or such longer period as may be required by state law. If the Contract is returned under the terms of the free look, AGL will refund to the Contract Owner an amount equal to all payments received with respect to the Contract, unless a larger refund is required by state law.

Periodic Payments must be made at regular intervals and in amounts indicated on the application. The interval or amount of Periodic Payments may be changed on any Contract Anniversary by written notice to AGL at its Annuity Administration Department. Payments on a periodic basis may not be less than $240 dollars a year. Periodic Payments may be increased to, but not to more than, three times the amount of the first annualized Periodic Payments. In other words, the total amount of payments made during the year following the date of any change cannot be more than three times the aggregate amount of Periodic Payments made during the first year following the Issue Date. Any increase greater than this is only accepted upon written consent by AGL. If a

Periodic Payment is not paid by the due date, the number of Accumulation Units in the Variable Account will remain fixed until the next payment is made, reduced only by Withdrawals and transfers of funds for the purchase of a fixed annuity.

The Contract  described  herein  generally may not be assigned by the Contract
Owner.

The provisions of the Contracts may be changed, modified, or waived only by certain officers of the Company acting on its behalf, and then only in writing. In addition, the Company reserves the right, subject to compliance with applicable law, including approval of Contract Owners if required, (1) to add, change, or remove Divisions of the Separate Account, (2) to combine any two or more Divisions, (3) to transfer assets from any one of the Divisions to another Division, (4) to make additions to, deletions from, or substitutions of other open-end management investment company shares for the shares of any open-end management investment company held by any Division of the Separate Account, or which any Division may purchase, and (5) to eliminate the shares of any series of any open-end management company held by a Division and substitute shares of another series of such open-end management investment company, or of any other open-end management investment company.

B.    THE ACCUMULATION PERIOD

The Accumulation Period is the period before commencement of Annuity payments. During this period, AGL deducts from payments charges for sales and administrative expenses and any premium taxes. The balance of the payments are credited to the Variable Account in the form of Accumulation Units.

      1.    ACCUMULATION UNITS

Purchase payments allocated to a Division of Separate Account A will be used to purchase Accumulation Units in that Division. Each Division will then invest in shares of a corresponding Fund of Portfolio Company.

The value of a Variable Account can be determined at any time during the Accumulation Period by multiplying the total number of Accumulation Units in a Division attributable to such Variable Account by the then-current value of an Accumulation Unit in such Division. Because the value of Accumulation Units fluctuates, there is no assurance that the value of the Accumulation Units in a Variable Account will equal or exceed the amounts of purchase payments made.

As described above, following the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992, the Quality Growth Division was renamed the Stock Index Division. (See "Portfolio Company.") The value of an Accumulation Unit for the Stock Index Division of Separate Account A solely with respect to the first day purchase payments were allocated to the Division, known at that time as the Quality Growth Division, following the Reorganization was equal to the value of an Accumulation Unit of Separate Account A for the immediately preceding valuation period multiplied by the "net investment factor" applicable at that time for the Stock Index Division.

The initial value of an Accumulation Unit for each of the other Divisions of Separate Account A on the first day that purchase payments are allocated, or transfers are made, to each of such Divisions is equal to the per share value of a share of the corresponding Fund of Portfolio Company for the immediately preceding Valuation Period multiplied by the "net investment factor" for such Division.

Once the initial Accumulation Unit value is established, the value of an Accumulation Unit for each of the Divisions of Separate Account A for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period.

The "net investment factor" for a Division is the sum of 1 plus the net investment rate for such Division. The net investment rate for any Valuation Period for a Division of Separate Account A is equal to the gross investment rate for that Division for the Valuation Period, less a factor representing charges for mortality and expense risks plus a reimbursement factor representing the expenses which the Contract Owners would not have borne had the Reorganization not occurred. The gross investment rate is computed on each day during which the New York Stock Exchange is open for trading, not less frequently than once daily as of the time of close of regular trading on such Exchange, and covers the Valuation Period since the next prior computation. The gross investment rate is equal to (i) the investment income and capital gains and losses, both realized and unrealized, on the assets of that Division of Separate Account A during said period, divided by (ii) the amount of such assets at the beginning of the period. The gross investment rate may be either positive or negative. (See "Calculation of Accumulation Unit Values" in the Statement of Additional Information.)

      2.    ALLOCATION OF PURCHASE PAYMENTS AND TRANSFERS

Purchase payments under a Contract are allocable to one of the Divisions of Separate Account A investing exclusively in the shares of a corresponding Fund of Portfolio Company, or, if available under a Contract, to a fixed accumulation option. Thus, a Contract Owner or Participant has the option of investing in either the MidCap Index Division, Asset Allocation Division, Money Market Division, Capital Conservation Division, Government Securities Division, or Stock Index Division subject to limitations with regard to the availability of shares of a Fund under a Contract, discussed above. (See "Portfolio Company.") If a fixed accumulation option is available under a Contract, purchase payments allocated by a Contract Owner or Participant to such option will be placed in AGL's general account, which supports AGL's insurance and fixed annuity obligations.

Purchase payments under a Contract are applied when they are received at AGL's Annuity Administration Department. At that time, they are allocated to the applicable Division of Separate Account A, as selected by a Participant. A Participant may, once every ninety days, transfer the full amount of his or her accumulation value from the Division in which he or she is fully invested to any one of the other available Divisions of Separate Account A and allocate purchase payments to such other Division or to any available fixed accumulation option.

      3.    WITHDRAWALS

The Contract Owner may withdraw (redeem) a portion or all of the value of the Variable Account at any time prior to the Annuity Commencement Date. Upon receipt of a written request for Withdrawal, AGL surrenders the number of Accumulation Units, the value of which equals the requested amount plus any amount necessary for payment of premium taxes. The value of the Accumulation Units is determined as of the Valuation Period immediately after receipt of the request. Payment of the withdrawn amount is made within seven days after receipt of the request at AGL's Annuity Administration Department. If the entire value of the Variable Account is withdrawn and no payments are made for two years following Withdrawal, AGL may consider the Contract terminated. Withdrawals may be subject to penalties for premature withdrawals, or may be restricted or have special federal tax consequences because the Contract is issued in connection with tax-favored retirement programs. (See "Federal Income Tax Matters.")

      4.    TERMINATION

At any time prior to the Annuity Commencement Date, the Contract Owner may surrender the Contract for its Accumulated Value less any applicable premium taxes. Surrender is effected upon receipt by AGL at its Annuity Administration Department of a written request by the Contract Owner and the Contract. Payment of the Accumulated Value will be determined as of the Valuation Time next succeeding the time of receipt of surrender. Payment will be made within seven days after surrender. Surrender may be restricted or have special federal tax consequences because the Contract is used in connection with tax-favored retirement programs.
(See "Federal Income Tax Matters.")

Payment may be suspended or postponed at any time Portfolio Company's shares are suspended or postponed.

C.    THE ANNUITY PERIOD

Annuity payments begin on the Annuity Commencement Date. The Contract Owner selects the Annuity Commencement Date before the issuance of the Contract and can select any date prior to the Annuitant's 75th birthday. (But see current required distribution rules under "Federal Income Tax Matters.") The Contract Owner also has the right to change the Annuity Commencement Date at any time during the Accumulation Period by 30 days' written notice to AGL at its Annuity Administration Department. If the Contract Owner defers the Annuity Commencement Date, he can either continue making Periodic Payments or cease Periodic Payments on the originally selected date.

FOLLOWING THE ANNUITY COMMENCEMENT DATE, WHEN VARIABLE ANNUITY PAYMENTS ARE TO BE MADE, ONLY THE STOCK INDEX DIVISION IS AVAILABLE TO A CONTRACT OWNER OR PARTICIPANT UNDER A CONTRACT. However, AGL reserves the right to change the Divisions available under a Contract for Variable Annuity payments or to add Divisions with respect to Participants who have not yet commenced receiving Variable Annuity payments.


The Contract Owner elects how Annuity payments will be made. The Contract automatically provides the Basic Annuity, a life Annuity with 120 payments guaranteed. In place of the Basic Annuity, the Contract Owner can elect an optional Annuity with payments made under one of the following settlement Options. The election must be made in writing to AGL at its Annuity Administration Department. The written notification must also include the selected Annuity Commencement Date. Election must be made at least 30 days before the Annuity Commencement Date but can be changed at any time on 30 days' written notice. The election provisions of the Contract are, however, subject to both applicable law and terms of the particular retirement plan in connection with which the Contract is issued. In particular, the federal tax rules governing certain retirement plans ordinarily limit the ability of a Contract Owner to defer payment beyond April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires, whichever is later, in connection with most tax-qualified plans (age 70 1/2 in the case of Individual Retirement Annuities; no limit in the case of Roth
IRAs) and may also limit the election of certain settlement options. (See "Federal Income Tax Matters.")


      1.    SETTLEMENT OPTIONS

An AGL Annuity Contract or the following Settlement Options are also available to a Beneficiary. The Beneficiary can make the election as an alternative to a lump sum payment at the Annuitant's death before the Annuity Commencement Date. When the Beneficiary makes the election, the Beneficiary becomes the Payee, the person receiving the payments. The Beneficiary also becomes the measuring life, in place of the deceased Annuitant, for purposes of the Settlement Options. The Contract Owner also has the right to name itself as Payee.

OPTION 1 -- LIFE ANNUITY -- An Annuity payable monthly during the lifetime of the Annuitant (or Beneficiary, if applicable) and terminating with the last payment preceding his death. There is no provision for payment of a death benefit on the Annuitant's death and no guarantee of a minimum number of payments.

OPTION 2 -- JOINT AND SURVIVOR ANNUITY -- An Annuity payable during the joint lifetime of the Annuitant (or Beneficiary, if applicable) and another person chosen by the Contract Owner, the Annuitant in the absence of the Contract Owner or the Beneficiary, if applicable. After the selected joint lifetime, payments continue during the remaining lifetime of the survivor. It is possible under this option for the Annuitant or other payee to receive only one annuity payment if both die before the second annuity payment, since no minimum number of payments is guaranteed. If one of these persons dies before the Annuity Commencement Date, the election of this option is revoked, the survivor becomes the sole Annuitant, and no death proceeds are payable by virtue of the death of the other Annuitant.

OPTION 3 -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED -- An Annuity payable monthly during the lifetime of the Annuitant (or Beneficiary, if applicable). This Option guarantees that if, at the death of the Annuitant (or Beneficiary, if applicable), payments have been made for less than 60, 120, 180 or 240 months, as selected, payments will continue for the remainder of the designated period.

Where the measuring life is that of the Annuitant, payments after his death are made to the designated Beneficiary. The Beneficiary, however, can elect at any time to receive the present value of the guaranteed payments remaining in a lump sum. When the measuring life is that of the Beneficiary, payments are discontinued after the Beneficiary's death. The present value of the guaranteed payments remaining is paid as a lump sum, in accordance with the Contract.


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

The present value of the guaranteed payments remaining is calculated as of the Valuation Period during which notice of death is received by AGL at its Annuity Administration Department. At that time, the amount of the total number of guaranteed Annuity payments remaining is computed at the net investment rate, using the Annuity Unit value for the Stock Index Division for the Valuation the Period immediately succeeding receipt of the notice of death. The resultant amount is paid as a lump sum.

OPTION 4 -- UNIT REFUND LIFE ANNUITY -- An Annuity payable monthly during the lifetime of the Annuitant (or Beneficiary, if applicable) and terminating with the last payment preceding his death. After his death, an additional payment is made if the number of Annuity Units represented by the proceeds of the Variable Account on the Annuity Commencement Date is greater than the number of Annuity Units represented by the total amount of payments received during the measuring lifetime. In other words, a payment is made in accordance with the Contract when (a) below exceeds (b) below:

      a =   Total amount applied under the Option at the Annuity Commencement
            Date

                                  divided by

            the Annuity Unit value for the Stock Index Division at the Annuity Commencement Date

      b = Number of Annuity Units in the Stock Index Division represented by each monthly Annuity payment made multiplied by

            the number of Annuity payments made.

When (a) is greater than (b), the excess  amount is  multiplied by the Annuity
Unit value for the Stock Index Division as of the Valuation Period during which notice of death is received by AGL at its Annuity Administration Department. The resultant amount is paid as a lump sum.

OPTION 5 - INSTALLMENTS FOR A DESIGNATED PERIOD -- A series of monthly payments to the payee over a period of one to twenty years, as elected. At the death of the payee, the guaranteed payments remaining are paid in accordance with the Contract. If the Annuitant is the payee, any guaranteed payments remaining are made to the designated Beneficiary. The Beneficiary can, at any time, elect to receive the present value of any guaranteed payments remaining as a lump sum.

If a Beneficiary is the payee, the present value of the amount of any guaranteed payments remaining is calculated and the resultant amount paid as a lump sum. If the Contract Owner is the Payee, payments continue after the Annuitant's death for the remainder of the designated period.

The Contract Owner may at any time elect, however, to receive the present value of the remaining payments paid as a lump sum. Payments made under this Option are increased in amount by a factor which offsets the charge for mortality risk.

OPTION 6 -- INSTALLMENTS OF A DESIGNATED AMOUNT -- A series of equal payments of a designated amount to the payee made as annual, semiannual, quarterly or monthly installments. The value of the Variable Account, less any applicable premium taxes, is used to make the payments, and the payments continue until the proceeds, adjusted by the investment experience of the Stock Index Division of Separate Account A, are exhausted. The payee may at any time receive the remaining amount of the proceeds by submitting a written request to AGL at its Annuity Administration Department. At the death of the payee, payments continue to his designated Beneficiary. If a Beneficiary is the payee, and dies before the proceeds are exhausted, the balance of the proceeds is paid as a lump sum in accordance with the Contract. Payments made under this Option are increased by a factor which offsets the charge for mortality risk.

OPTION 7 -- INTEREST INCOME -- Interest of 3% on the investment of the proceeds of the Variable Account outside of the Stock Index Division of Separate Account A is paid to the payee in monthly, quarterly, semiannual or annual installments. The value of the Variable Account is automatically removed from the Stock Index Division of Separate Account A and deposited with AGL at a fixed rate of interest. The payee may, at any time, withdraw (redeem) all or a portion of the remaining balance of the Variable Account in a lump sum by submitting a written request to AGL at its Annuity Administration Department. If the payee dies while receiving installments, the principal to which the payee would be entitled to if alive, is paid as a lump sum, in accordance with the Contract. This Option is in any event subject to the minimum distribution rules under the Code, which are described under "Federal Income Tax Matters."

If Option 5, Option 6 or Option 7 is elected by a person other than the Contract Owner, the payee may be considered for federal income tax purposes to have received the proceeds of the Variable Account in a lump sum. The amount of the proceeds which exceeds the amount of total payments made by the Contract Owner may be considered ordinary income to the payee in the year of election. This could result in taxable income in the year of election even though payments are not received until subsequent years. Anyone electing these Options should consult a qualified tax adviser. (See "Federal Income Tax Matters.")

Under Settlement Options 1 through 5, the amount of the first monthly payment is calculated as of the Annuity Commencement Date. The number of Accumulation Units for the applicable Division of Separate Account A credited to the Variable Account is multiplied by the value of an Accumulation Unit for such Division for the Valuation Period immediately two weeks before the Annuity Commencement Date. The resulting value is called the Accumulated Value. Tables in the Contracts indicate the amount of the first monthly payment for each $1,000 of Accumulated Value, minus any applicable premium taxes. The tables are based on Progressive Annuity Tables with interest at the rate of 3% per annum and assume births in 1900. Under Settlement Options 1 through 4, payment amounts illustrated vary with the sex. Amounts under any of the first five Settlement Options vary with the adjusted age of the Annuitant, determined using formulas provided by the Contracts.

Under Settlement Options 6 and 7, the amount of the first payment is prescribed by the Contracts. Under Settlement Option 7, however, AGL may increase the net investment rate above the guaranteed rate.

Under all of the Settlement Options, AGL bases the payment calculations on the same mortality basis used for individual single premium Annuity contracts issued to the same class of Annuitants, when doing so results in a larger first payment. If, however, the dollar value of the Variable Account is less than $2,000 at the Annuity Commencement Date, AGL may pay the amount out in a lump sum, regardless of the Settlement Option chosen.

Second and subsequent payments under the Basic Annuity and Settlement Option 1 through 5 are determined using the Annuity Unit value for the Stock Index Division for the Valuation Period when the payment is due. The Annuity Unit value for the Stock Index Division for any Valuation Period is determined by multiplying the value of the immediately preceding Valuation Period by the product of (I) the net investment factor for the Valuation Period two weeks immediately preceding the Valuation Period when payment is due, and (ii) a factor to neutralize the assumed net interest rate of 3 1/2% per annum built into the Annuity tables contained in the Contracts. This produces the value of the Annuity Unit for the Stock Index Division for the current Valuation Period. (See "Annuity Payments" in the Statement of Additional Information.)

      2.    ANNUITY PAYMENTS

The amount of the first payment is divided by the Annuity Unit value for the Stock Index Division for the Valuation Period when payment is due. This determines the number of Annuity Units in the Stock Index Division represented by the first payment. The number of Annuity Units remains constant throughout the Annuity Period. Each subsequent payment is determined by multiplying the number of Annuity Units in the Stock Index Division by the value of the Annuity Unit in the Stock Index Division for the Valuation Period when payment is due. Under Settlement Options 5, 6 and 7, the Contract may be surrendered for a lump sum payment in lieu of Annuity payments once Annuity payments have started.

The amount of the first payment is determined using an assumed interest rate of 3 1/2% per annum. The amount of subsequent payments will vary in amount in accordance with the actual net investment rate. If the actual net investment rate is less than 3 1/2%, the amount of the payment is less; if greater than 3 1/2%, the amount of the payment is greater. Whenever the amounts of payments becomes less than $20, AGL can change the frequency of payments to intervals which result in payments of at least $20.

D.    DEATH BENEFITS

      1.    DEATH BENEFITS PRIOR TO THE ANNUITY COMMENCEMENT DATE

If the Participant dies prior to the Annuity Commencement Date, AGL will pay the death benefits to the Beneficiary. The death benefit will equal the Accumulated Value of a Variable Account as of the Valuation Period in which written proof of death is received by AGL at its Annuity Administration Department, less any applicable premium taxes.

If the Participant has not already done so, the Beneficiary may, within sixty days after the date of death, elect to receive the death proceeds as a lump sum or in the form of one of the annuity payment options provided in the Contract. See "The Contract -- The Annuity Period." If no request is received as to the manner of payment, AGL will make a lump-sum payment, based on values determined at that time.

If the Participant under a Contract dies prior to the Annuity Commencement Date, the Code requires that all amounts payable under the Contract be distributed (a) within five years of the date of death or (b) as annuity payments beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary. If the Beneficiary is the Participant's surviving spouse, distributions need not begin until the date the Participant would have attained the age of 70 1/2. Failure to satisfy these Code distribution requirements may result in serious adverse tax consequences.

      2.    DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Participant dies following the Annuity Commencement Date, the only amounts payable to the Beneficiary are any continuing payments provided for under the annuity payment option selected, which must be distributed at least as rapidly as under that option. Failure to satisfy these requirements of the Code may result in serious adverse tax consequences. See "Annuity Payment Options." In such a case, the Payee will have all the remaining rights and powers under a Contract and be subject to all the terms and conditions thereof.

      3.    PROOF OF DEATH

AGL will accept the following as proof of any person's death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to AGL.

Once AGL has paid the death proceeds, the Contract terminates and AGL has no further obligations thereunder.

                          FEDERAL INCOME TAX MATTERS

A.    GENERAL

It is not possible to comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex and its application to a particular person may vary according to facts peculiar to such person. Consequently, this discussion is not intended as tax advice, and you should consult with a competent tax adviser before purchasing a Contract.


The discussion is based on the law, regulations and interpretations existing on the date of this Prospectus. Congress has in the past and may again in the future enact legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. Judicial interpretations may also affect the tax treatment of annuities. It is possible that such changes could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues. The discussion does not address state or local tax or estate and gift tax consequences associated with the Contracts.


B.    QUALIFIED CONTRACTS PURCHASED BY CERTAIN TAX-EXEMPT EMPLOYERS

PURCHASE PAYMENTS. Purchase payments made by certain tax-exempt employers or by public educational institutions on behalf of an employee are not included in the employee's income under Code Section 403(b) if the Contract meets certain requirements. Under such a Section 403(b) Qualified Contract, purchase payments may be made as elective deferrals through a salary reduction agreement with an employee, but these payments are generally limited after 1986 to a maximum of $9,500 per year (and possibly less depending on the employee's years of service, compensation and prior elective deferrals). Purchase payments that are not elective deferrals are subject to other limits.

DISTRIBUTIONS DURING THE ACCUMULATION PERIOD. Under the Code, amounts received by an Annuitant upon a partial or total surrender of a Section 403(b) Qualified Contract are generally allocated on a pro rata basis between the employee's after tax investment in the Contract (if any) and other amounts. A 10 percent penalty tax is imposed on the amount includible in gross income from distributions that occur before age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are (1) part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancies) of the employee and his or beneficiary,
(2) made after separation from service following attainment of age 55, or (3) made to an alternate payee under a qualified domestic relations order. Post-1988 elective deferrals (made under a salary reduction agreement) and the earnings thereon may not be distributed prior to age 59 1/2, separation from service, death or disability. Distributions of elective deferrals (but not any income earned thereon) made after 1988 are permissible in the case of hardship; the distribution, however, may be subject to a 10% penalty tax as a premature distribution, as described above. Unless certain term and amount requirements are met, loans from section 403(b) Qualified Contracts will be treated as distributions.

A distribution from a Section 403(b) Qualified Contract is an eligible rollover distribution. If any amount of the distribution is not paid as a direct rollover, such amount will be subject to 20% income tax withholding. See "Tax Free Rollovers."

ANNUITY PAYMENTS. Annuity Payments received under a Section 403(b) Qualified Contract by an Annuitant are generally taxed in the same manner as Annuity payments under Non-Qualified Contracts. In the case of benefits accrued after December 31, 1986 under a Section 403(b) Qualified Contract, distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2, regardless of whether he has retired except for employees covered by a governmental or church plan. Additional distribution requirements apply to beneficiaries of deceased Annuitants. Failure to comply with the distribution rules will result in the imposition of a penalty tax of 50 percent of the amount by which the minimum distribution required exceeds the actual distribution.

C.    INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


PURCHASE PAYMENTS. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $30,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $40,000 will not be able to deduct purchase payments, and for those with adjusted gross income between $30,000 and $40,000 the deduction is phased out based on the amount of income. Beginning in 1999, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for single persons will increase, as follows: 1999--$31,000 to $41,000; 2000--$32,000 to $42,000; 2001--$33,000 to
$43,000; 2002--$34,000 to $44,000; 2003--$40,000 to $50,000; 2004-- $45,000 to
$55,000; and 2005 and thereafter--$50,000 to $60,000.

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $50,000 and $60,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. Beginning in 1999, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows: 1999--$51,000 to $61,000; 2000--$52,000 to $62,000; 2001--$53,000 to $63,000; 2002-- $54,000
to $64,000;  2003--$60,000 to $70,000; 2004--$65,000 to $75,000; 2005--$70,000
to $80,000;  2006--$75,000  to $85,000;  and 2007 and  thereafter--$80,000  to
$100,000.

A married individual filing a joint tax return, who is not an active participant in a tax qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For such an individual, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be included in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant attains age 59 1/2 and that are not made on account of death or disability, with certain exceptions, including distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren or ancestor, subject to a $10,000 lifetime maximum, and distributions for higher education expenses for the individual, a spouse, children, or grandchildren. These exceptions include distributions that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary. Distributions of minimum amounts specified by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2. Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. See "Death Proceeds." Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.


TAX FREE ROLLOVERS. Amounts may be transferred in a tax-free rollover from a tax-qualified plan to an IRA (and from one IRA to another IRA) if certain conditions are met. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and (3) required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, an eligible rollover distribution may be paid directly to an IRA (a "direct rollover"). Second, the distribution may be paid directly to the Annuitant and then, within 60 days of receipt, the amount may be rolled over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.


D.    ROTH IRAS

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is reduced for adjusted gross income beginning at $95,000 and is eliminated at $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

E.    SIMPLIFIED EMPLOYEE PENSION PLANS


Employees and employers may establish an IRA plan known as a simplified employee pension plan ("SEP") if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee. However, total employer contributions are limited to 15% of an employee's compensation or $30,000, whichever is less.


F.    SIMPLE RETIREMENT ACCOUNTs


Employees and employers may establish an IRA plan known as a simple retirement account ("SRA"), if certain requirements are met. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year. The employer must, in general, make a fully vested matching contribution for employee deferrals up to 3% of compensation.


G.    OTHER QUALIFIED PLANS


PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. Such purchase payments are also excluded from the current income of the employee.

DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE. To the extent that purchase payments are includible in an employee's taxable income, they (less any amounts previously received that were not includible in the employee's taxable income) represent his or her "investment in the Contract." Amounts received prior to the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. With respect to the taxable portion of a lump-sum distribution (as defined in the Code), an averaging rule may be applicable that allows computation of tax as if the amount were received over a period of five years. A lump-sum distribution will not be includible in income in the year of distribution if the employee transfers, within 60 days of receipt, all amounts received, less the employee's investment in the Contract, to another tax-qualified plan or to an individual retirement account or an IRA in accordance with the rollover rules under the Code. However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. See "Tax Free Rollovers." Special tax treatment may be available in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee's attaining age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are (1) part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, (2) made after the employee's separation from service on account of early retirement after age 55, or (3) made to an alternate payee pursuant to a qualified domestic relations order.

ANNUITY PAYMENTS. A portion of annuity payments received under Contracts in connection with section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments under "Non-Qualified Contracts - Taxation of Annuity Payments", except that the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts specified by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires, if later. Failure to comply with the minimum distribution rules will result in the imposition of a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self- employed individuals.


H.    PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS


PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. These types of programs allow individuals to defer receipt of up to 100% of compensation that would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts, as well as earnings thereon. Purchase payments made by the employer, however, are not immediately deductible by the employer, and the employer is currently taxed on any increase in Account Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.


I.    FEDERAL INCOME TAX WITHHOLDING AND REPORTING


Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding. The payee may, however, elect to have no income tax withheld by submitting a withholding exemption certificate to us.

In some cases, if you own more than one Qualified annuity contract, such contracts may be aggregated for purposes of determining whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement, in appropriate circumstances, has been satisfied. If, under this aggregation procedure, you are relying on distributions pursuant to another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract issued by us, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

                              SERVICES AGREEMENT

American General Independent Producer Division ("AGIPD") is party to a general services agreement with AGL. AGIPD, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its Home Address is 2727-A Allen Parkway, Houston, Texas 77019. Pursuant to this agreement, AGIPD provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.


                                 VOTING RIGHTS

Participants prior to the Annuity Commencement Date, and Annuitants or other payees during the Annuity Period, may instruct AGL as to the voting of Portfolio Company shares attributable to their respective interests under the Contracts at meetings of shareholders of Portfolio Company. Those persons entitled to vote will receive proxy material and a form on which voting instructions may be given. AGL will vote the shares of each Fund of Portfolio Company held by the corresponding Division of Separate Account A, attributable to the Contracts, in accordance with instructions received with respect to all Contracts. Shares held in each Division for which timely instructions have not been received will be voted by AGL for or against any proposition, or AGL will abstain, in the same proportion as shares in that Division for which instructions are received. AGL will vote, or abstain from voting, any Portfolio Company shares that are not attributable to the Contracts in the same proportion as all Participants in Separate Account A vote or abstain. However, if AGL determines that it is permitted to vote such shares of Portfolio Company in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Unless the Contract has been issued in connection with a deferred compensation plan, individuals participating under a Contract Owner's retirement plan have the right to instruct the owner with respect to shares attributable to their contributions and to such additional extent as the owner's retirement plan may permit.

The number of shares of Portfolio Company held in a Division deemed attributable to a Participant's interest under a Contract prior to the Annuity Commencement Date will be determined on the basis of the value of the Accumulation Units credited to the Participant's account as of the record date. On or after the Annuity Commencement Date, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract or participation will generally decrease since funds set aside for an Annuitant will decrease.

Because Portfolio Company is organized as a corporation under Maryland law, it is not required to hold regular annual shareholder meetings to elect members of the board of directors and it does not expect to hold annual meetings for any other purpose. If members of the board of directors of Portfolio Company are required to be elected or any other action is required to be taken at any special or annual meeting of Portfolio Company, instructions for voting shares underlying the interests of Participants will, as indicated above, be solicited by means of proxy materials.

Matters pertaining to all of the Funds, such as the election of directors or the ratification of independent auditors, will be submitted to a vote of the shareholders of all the Funds. However, matters pertaining to only certain of the Funds will be submitted to a vote of the shareholders of only those Funds.

                    THE STATEMENT OF ADDITIONAL INFORMATION

This Prospectus contains information concerning Separate Account A,AGL and the Contracts, but does not contain all of the information set forth in the Registration Statement and all exhibits and schedules relating thereto, which AGL has filed with the SEC.


Additional information may be obtained from AGL by requesting from AGL's Annuity Administration Department a Statement of Additional Information. Please use the address or telephone number on the first page of this prospectus. For convenience, the Table of Contents of the Statement of Additional Information is provided below:

                               TABLE OF CONTENTS
                  OF THE STATEMENT OF ADDITIONAL INFORMATION


General Information..........................................................2
Regulation and Reserves......................................................2
Independent Auditors.........................................................3
Distribution.................................................................3
Underwriters.................................................................3
Services.....................................................................3
Gender of Annuitant..........................................................4
Misstatement of Age or Sex and Other Errors..................................4
Change of Investment Adviser or Investment Policy............................4
Calculation of Accumulation Unit Values......................................4
Annuity Payments.............................................................6
Index to Financial Statements................................................8
Financial Statements.........................................................9

                                                             Reg. No. 33-44745


          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


               INDIVIDUAL VARIABLE RETIREMENT ANNUITY CONTRACTS


                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P. O. BOX 1401, HOUSTON, TEXAS 77251-1401

                   1-800-247-6584 or 713-831-3505 (IN TEXAS)


                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated May 1, 1998


      This Statement of Additional Information is not a prospectus. It should be read with the prospectuses, dated May 1,1998, for the Individual Variable Retirement Annuity Contracts (the "Contracts"). You can obtain a copy of the applicable prospectus by contacting American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-Western"), at the address or telephone number given above.



                               TABLE OF CONTENTS
                                                                      Page No.
                                                                      --------
General Information.......................................................2
Regulation and Reserves...................................................2
Independent Auditors......................................................3
Distribution..............................................................3
Underwriters .............................................................3
Services. . . . . ........................................................3
Gender of Annuitant.......................................................4
Misstatement of Age or Gender and Other Errors............................4
Change of Investment Adviser or Investment Policy.........................4
Calculation of Accumulation Unit Values...................................4
Annuity Payments..........................................................6
Index to Financial Statements.............................................8
Financial Statements......................................................9

                              GENERAL INFORMATION


AGL, a Texas corporation, is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri") engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation (" AGC"), a Texas holding corporation engaged primarily in the insurance business.

AGL is the single life insurance company resulting from the merger, effective December 31, 1991, of Cal-Western, a California corporation, and American General Life Insurance Company, a Texas corporation ("AG Texas"), into AGL's predecessor, American General Life Insurance Company of Delaware, a Delaware corporation organized in 1917 ("AG Delaware"). In connection with the merger, AG Delaware redomesticated as a Texas insurer and changed its name to American General Life Insurance Company.


                            REGULATION AND RESERVES


AGL is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of AGL under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on AGL would be.


Pursuant to state insurance laws and regulations,AGL is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                             INDEPENDENT AUDITORS


The consolidated financial statements of AGL and the financial statements of Separate Account A, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon and appearing elsewhere herein. The financial statements have been included in this Statement of Additional Information in reliance upon such reports of Ernst & Young LLP, given upon their authority as experts in accounting and auditing. The offices of Ernst & Young LLP are located at One Houston Center, Suite 2400, 1221 McKinney Street, Houston, Texas 77010-2007.


                                 DISTRIBUTION


The Individual Variable Retirement Annuity Contracts that are currently being offered by AGL are sold by licensed insurance agents and insurance brokers of AGL who are registered representatives of American General Securities Incorporated ("AGSI"), a National Association of Securities Dealers, Inc. member firm. AGSI, a broker-dealer registered with the Securities and Exchange Commission, is wholly-owned by AGL and was incorporated in Texas in 1983.


                                 UNDERWRITERS


AGSI is the principal underwriter with respect to the Contracts. AGSI also serves as principal underwriter to AGL Separate Account D, AGL Separate Account VL-R and American General Life Insurance Company of New York Separate Account E, all of which are unit investment trusts registered under the Investment Company Act of 1940. AGSI, a Texas corporation, is a wholly owned subsidiary of AGL. The Home Office for AGSI is 2727 Allen Parkway, Houston, Texas 77019.

As principal underwriter of the Contracts, AGSI received from AGL less than $1,000 of compensation for each of the last three fiscal years. No other affiliate of AGL receives any profit or benefit in connection with the purchase or sale of shares of the underlying mutual fund, American General Series Portfolio Company ("Portfolio Company"), by Separate Account A.


The securities offered pursuant to the Contracts are offered on a continuous basis.


                                   SERVICES

A Service Agreement exists between AGL and CSC Continuum, Inc. ("Continuum") to provide certain services in connection with Separate Account A. Continuum has developed a computerized data processing record keeping system for annuity accounting and has the necessary data processing equipment and personnel to provide and support remote terminal access to its system for the maintenance of annuity records, processing information, and the generation of output with respect to the records and information. AGL has contracted with Continuum for the right to use Continuum's system. For these services, Continuum received $64,800 in 1997, $64,800 in 1996 and $65,280 in 1995.

AGL and American General Independent Producer Division ("AGIPD") are parties to a services agreement which has been entered into among most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies. AGIPD is a corporation incorporated in Delaware on November 24, 1997, with its home office located at 2727-A Allen Parkway, Houston, Texas 77019. AGIPD provides shared services including data processing, systems, customer services, product development, actuarial, auditing, accounting and legal to AGL and certain other life insurance companies at cost. AGL did not pay any fees to AGIPD in 1997 because no services were performed.

                              GENDER OF ANNUITANT


When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. AGL will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.


                MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If any overpayments have been because of incorrect information about age or sex, or any error or miscalculation, the amount of the overpayment will be deducted from the next payment or payments due. Conversely, any underpayments will be added to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 4% per year.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY


Unless otherwise required by law or regulation, neither the investment adviser to the Portfolio Company (or any series thereof) nor any investment policy may be changed without the consent of AGL. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. Contract Owners and Participants, as defined in the Contracts, (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. Contract Owners and Participants will be notified of an investment policy change prior to its implementation by Separate Account A if the comment or vote of such Contract Owners or Participants is required for such change.


                    CALCULATION OF ACCUMULATION UNIT VALUES

The method of calculating accumulation unit values is described in the Prospectus under the caption "The Accumulation Period." Set forth below are formulas and illustrations for determining: (a) the gross investment rate; (b) the net investment factor; and (c) accumulation unit value.

            (a)   FORMULA AND  ILLUSTRATION  FOR DETERMINING  GROSS INVESTMENT
                  RATE

The following  formula sets out the method of computing  the Gross  Investment
Rate:

                       Gross Investment Rate = a + b + c
                                               ---------
                                                   d

Where a =   Investment income during Valuation
            Period. Assume "a"                              =          $9,000

      b =   Unrealized capital gains or losses
            during Valuation period. Assume "b"             =          $4,000

      c =   Realized Capital gains or losses
            during Valuation Period. Assume "c"             =              $0

      d =   Value of Separate Account A's assets
            at the beginning of the Valuation
            Period. Assume "d"                              =      $9,000,000

Then, Gross Investment Rate = $9,000 + $4,000 + 0
                              -------------------
                                  $9,000,000                =         .001444
                                                                      (.1444%)

            (b)   FORMULA AND  ILLUSTRATION  FOR  DETERMINING  NET  INVESTMENT
                  FACTOR

                        Net Investment Rate = a - b + c

Where

      a     = Gross Investment Rate. Assume "a",
            as calculated above                             =          .00144

      b     = A factor representing charges for
            mortality and expense risks which
            totals 1.0017% on annual basis. On
            daily basis, assume "b"                         =        .0000274

      c     = A factor representing the
            reimbursement of fund expenses
            deducted from the Net Asset Value of
            AGSPC assets. Assume $88.77 expenses
            deducted. Then factor = $88.77
                                    ---------
                                    9,000,000               =       .00000986

Then, Net Investment Rate = .00144 - .0000274 + .00000986   =       .00142246
      Net Investment Factor = 1.00000 + Net Investment Rate
                           = 1.00000 + .00142246            =      1.00142246

            (c)   FORMULA AND ILLUSTRATION FOR DETERMINING  ACCUMULATION  UNIT
                  VALUE

                        Accumulation Unit value = a x b

Where

      a =   Accumulation Unit value for the
            previous Valuation Period. Assume "a"           =        $1.12500

      b =   Net Investment Factor. Assume "b", as           =      1.00142246
            calculated above

      Then, Accumulation Unit value = $1.12500 X 1.00142246 =       $1.126600

                               ANNUITY PAYMENTS

The method of calculating annuity payments is described in the Prospectus under the caption "The Annuity Period." Set forth below are formulas and illustrations for determining: (a) annuity unit value; (b) the amount of the first monthly annuity payment; (c) the number of annuity units; and (d) subsequent monthly annuity payments.

            (a)   FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

                       Annuity Unit value = a x (b x c)

Where a =   Annuity Unit value for the immediately
            preceding Valuation Period. Assume "a"          =       $1.070000

      b =   Net Investment Factor for the
            Valuation Period two weeks immediately
            preceding the Valuation Period for
            which the Annuity Unit value is being
            calculated. Assume "b"                          =        1.005000

      c =   A factor to neutralize the assumed
            interest rate of 3 1/2%. Assume "c"             =         .999906

                        Then, the Annuity Unit value =

                       $1.070000 X (1.0050000 X .999906)    =       $1.075249

            (b) FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT

The first monthly Annuity payment based on 3 1/2% assumed interest rate, the value of the Variable Account, less any applicable premium taxes, the sex and adjusted age of the Payee, and the Settlement Option elected (assume for each case a male, adjusted age 65, Option 3 with 120 monthly payments guaranteed).

                     First monthly Annuity payment = a x b

Where a =   Value of the Variable Account, less
            any applicable premium taxes, as of
            the Valuation Period two weeks
            immediately preceding the Annuity
            Commencement Date. Assume "a"                   =         $10,000

      b =   A factor per $1,000 appropriate to the
            Payee's sex and adjusted age and to
            the Settlement Option elected (shown
            in the tables contained in the
            Contracts). Assume "b"                          =           $6.57

               Then, the first monthly Annuity payment      =          $65.70

            (c) FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS

            Number of Annuity Units represented by
            the first monthly Annuity payment = a/b

Where a =   Dollar amount of first monthly Annuity
            payment. Assume "a", as calculated
            above                                           =          $65.70

      b =   Annuity Unit value for the Valuation
            Period in which the first monthly
            Annuity payment is due. Assume "b", as
            calculated above                                =       $1.075249

                  Then, the number of Annuity Units         =

                                           $65.70
                                           ---------
                                           $1.075249        =       61.102126
                                                                        units

            (d) FORMULA FOR DETERMINING AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS

The number of Annuity Units in Example 3 remains fixed during the Annuity Period. To determine the second monthly Annuity payment for this illustration, assume a thirty-day period between Annuity payments and assume that a 6% yield is reflected in the current Annuity Unit value since the prior payment. Then the second monthly Annuity payment = a X b

Where a =   Fixed number of Annuity Units. Assume           =       61.102126
            "a", as calculated above                                    units

      b =   Annuity Unit value for the Valuation
            Period in which the payment is due.
            Assume "b"                                      =       $1.136554

            Then, the second monthly Annuity payment=
            61.102126 units X $1.136554                     =          $69.45

Note that the payments have increased due to the favorable investment experience of Separate Account A. If the investment experience is not favorable, then the payments will decrease. Assuming a 30 day period between Annuity payments, and assuming a minus 6% yield is reflected in the current Annuity Unit value since the prior payment:

Then, b =   Annuity Unit value for the Valuation
            Period in which the payment is due              =       $1.007888

            Then, the second monthly Annuity
            payment = 61.102126 units X $1.007888           =          $61.58

                                   INDEX TO
                             FINANCIAL STATEMENTS

                                                                      Page No.
                                                                      --------
I.    Separate Account A Financial Statements

        Report of Ernst & Young LLP, Independent Auditors..............   9

        Statement of Net Assets........................................  10

        Statement of Operations........................................  10

        Statement of Changes in Net Assets.............................  11

        Notes to  Financial Statements.................................  12

II.   AGL Consolidated Financial Statements

        Report of Ernst & Young LLP, Independent Auditors..............  18

        Consolidated Balance Sheets....................................  19

        Consolidated Income Statements ................................  21

        Consolidated Statements of Shareholders' Equity................  22

        Consolidated Statements of Cash Flows..........................  23

        Notes to Consolidated Financial Statements.....................  24

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007


                        Report of Independent Auditors


Board of Directors
American General Life Insurance Company
  and Contract Owners
American General Life Insurance Company
  Separate Account A


We have audited the accompanying statement of net assets of American General Life Insurance Company (the "Company") Separate Account A as of December 31, 1997, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,1997, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company Separate Account A at December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                          /s/ERNST & YOUNG LLP
                                                          --------------------
                                                          Ernst & Young LLP
                                                          Houston, Texas
                                                          February 20, 1998

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997


ASSETS:
   Investment securities - at market (cost $27,263,777) ........................  $  53,589,524
   Due from American General Life Insurance Company ............................          8,299
                                                                                  --------------
      NET ASSETS ...............................................................  $  53,597,823
                                                                                  ==============
CONTRACT OWNER RESERVES:
   Reserves for redeemable annuity contracts ...................................  $  49,015,592
   Reserves for annuity contracts on benefit ...................................      4,582,231
                                                                                  --------------
         TOTAL CONTRACT OWNER RESERVES .........................................  $  53,597,823
                                                                                  ==============


                            STATEMENT OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
   Dividends from mutual funds .................................................  $     733,161

EXPENSES:
   Expense and mortality fee .................................... $     507,312
   Fund advisory fee reimbursement .............................. $      (7,573)        499,739
                                                                  --------------  --------------
      NET INVESTMENT INCOME ............................................................233,422
                                                                                  --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ............................................      2,112,804
   Capital gain distributions from mutual funds ................................        275,397
   Net unrealized gain on investments ..........................................     10,796,479
                                                                                  --------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..........................     13,184,680
                                                                                  --------------

      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................  $  13,418,102
                                                                                  ==============

SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED DECEMBER 31,
                                                                        1997           1996
OPERATIONS:
   Net investment income ........................................ $     233,422   $     367,860
   Net realized gain on investments .............................     2,112,804       1,320,715
   Capital gain distributions from mutual funds .................       275,397         321,359
   Net unrealized gain on investments ...........................    10,796,479       5,901,608
                                                                  --------------  --------------
      Increase in net assets resulting from operations ..........    13,418,102       7,911,542
                                                                  --------------  --------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments, less sales and administrative
      expenses and premium taxes ................................       576,513         633,569
   Mortality reserve transfers ..................................       254,636         331,485
   Payments to contract owners:
      Annuity benefits ..........................................      (610,400)       (500,865)
      Terminations and withdrawals ..............................    (3,520,839)     (3,247,174)*
                                                                  --------------  --------------
   Decrease in net assets resulting from principal transactions .    (3,300,090)     (2,782,985)
                                                                  --------------  --------------
   TOTAL INCREASE IN NET ASSETS .................................    10,118,012       5,128,557

NET ASSETS:
   Beginning of year ............................................    43,479,811      38,351,254
                                                                  --------------  --------------
   End of  year ................................................. $  53,597,823   $  43,479,811
                                                                  ==============  ==============

* Includes 1996 death benefits of $10,913; reclassified from annuity benefits.

SEE ACCOMPANYING NOTES.

                         NOTES TO FINANCIAL STATEMENTS
                              SEPARATE ACCOUNT A

NOTE A - ORGANIZATION

      Separate Account A (the "Separate Account") was established by American General Life Insurance Company (the "Company") on August 14, 1967. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and contract purchase payments were first received on January 12, 1968. On April 28, 1989, the Separate Account was reorganized as a multi-division unit investment trust investing in American General Series Portfolio Company ("AGSPC"). The Separate Account is comprised of six subaccounts or "divisions" which are available to contract holders through American General annuity contracts. The subaccount formerly named Timed Opportunity Fund has been renamed Asset Allocation Fund.


NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION

      The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

      SECURITY VALUATION - The investment in shares of mutual funds managed by AGSPC are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex- dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

      ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGE - Fund advisory fees, mortality and expense risk charges, and deductions from contract purchase payments for sales and administrative expenses are paid to the Company. Agreements with the Company include fees at an annual rate of 0.3233% and 1.0017% of the average daily net assets of the Separate Account for fund advisory fees and mortality and expense risk charges assumed by the Company, respectively. Pursuant to a contract expense guarantee, the Company reimburses the Separate Account for any advisory fees charged by AGSPC in excess of an annual rate of 0.3233% and for any additional charges resulting from the April 28, 1989 Reorganization. The total reimbursements by the company were $7,573 for the year ended December 31, 1997.

Varying deductions of up to 6% from each group (group contracts are no longer offered) and 8.75% from each individual variable annuity contract purchase payment (plus applicable premium taxes) are made for sales and administrative expenses and minimum death benefits. These deductions made by the Company were $7,152 for the year ended December 31, 1997.

      ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the participant elects otherwise, in which case the rate is 5%. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

NOTE C - FEDERAL INCOME TAXES

      The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D - INVESTMENTS

      Fund shares are purchased at net asset value with net contract payments (contract purchase payments less surrenders and amounts payable to the Company for sales, administrative and surrender charges) and reinvestment of distributions made by the funds. The following is a summary of fund shares owned as of December 31, 1997.


                                                  Net        Value of
                                                 Asset        Shares        Cost of         Unrealized
Fund                               Shares        Value       at Market    Shares Held      Appreciation/
                                                                                          (Depreciation)
Stock Index Fund ............. 1,799,963.525    $ 29.70    $ 53,458,917    $ 27,143,185    $ 26,315,732
MidCap Index Fund ............       999.325      23.51          23,494          24,328            (834)
Asset Allocation Fund ........     7,084.446      13.02          92,239          81,781          10,458
Government Securities Fund ...       354.475      10.04           3,559           3,412             147
Capital Conservation Fund ....     1,177.361       9.61          11,315          11,071             244
                                                           -------------   -------------   -------------
                                                           $ 53,589,524    $ 27,263,777    $ 26,325,747

      The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 1997 were $1,722,831 and $4,522,316, respectively. The cost of the securities at December 31, 1997 was the same for financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation as of December 31, 1997 were $26,326,581 and $834, respectively.

NOTE E - SUMMARY OF CHANGES IN UNITS

SUMMARY OF CHANGES IN UNITS FOR THE YEAR ENDED DECEMBER 31, 1997

CONTRACTS IN ACCUMULATION PERIOD:

                                                                         Asset         Money      Government     Capital
                                            Stock          MidCap     Allocation       Market     Securities   Conservation
                                          Index Fund     Index Fund      Fund           Fund         Fund         Fund
Outstanding at beginning of period .... 2,411,116.122    1,055.932    40,744.069     80,561.157    2,370.225    7,757.918
Purchase payments .....................    20,281.928        0.000     1,061.821          0.000        0.000    2,214.362
Surrenders ............................  (174,747.533)    (395.506)      (18.497)        (2.228)      (8.427)      (7.318)
Transfers to annuity ..................    (5,848.140)       0.000         0.000          0.000        0.000        0.000
Transfers between funds ...............     8,573.958    8,667.481         0.000    (80,558.929)       0.000        0.000
                                        --------------   ----------   -----------   ------------   ----------   ----------
Outstanding at end of period .......... 2,259,376.335    9,327.907    41,787.393          0.000    2,361.798    9,964.962
                                        ==============   ==========   ===========   ============   ==========   ==========

CONTRACTS IN ANNUITY PERIOD:
Outstanding at beginning of period .....   225,000.376
Transfers from accumulation ............     5,741.938
Mortality Reserve Transfers ............    12,348.262
Annuity benefits .......................   (31,305.436)
                                           ------------
Outstanding at end of period ...........   211,785.140
                                           ============

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - SUMMARY OF CHANGES IN UNITS - CONTINUED

SUMMARY OF CHANGES IN UNITS FOR THE YEAR ENDED DECEMBER 31, 1996


CONTRACTS IN ACCUMULATION PERIOD:

                                                                        Timed          Money      Government     Capital
                                            Stock          MidCap    Opportunity       Market     Securities   Conservation
                                          Index Fund     Index Fund      Fund           Fund         Fund         Fund
Outstanding at beginning of period .... 2,595,596.122    1,986.413    50,691.625     1,724.450     2,380.042    5,330.601
Purchase payments .....................    21,247.287        0.000     2,039.903         0.000         0.000    2,435.768
Surrenders ............................  (213,506.439)    (930.481)  (11,987.459)   (1,727.280)       (9.817)      (8.451)
Transfers to annuity ..................    (2,328.377)       0.000         0.000         0.000         0.000        0.000
Transfers between funds ...............    10,107.529        0.000         0.000    80,563.987         0.000        0.000
                                        --------------   ----------   -----------   ------------   ----------   ----------
Outstanding at end of period .......... 2,411,116.122    1,055.932    40,744.069    80,561.157     2,370.225    7,757.918
                                        ==============   ==========   ===========   ============   ==========   ==========

CONTRACTS IN ANNUITY PERIOD:
Outstanding at beginning of period .....   235,858.346
Transfers from accumulation ............     2,328.377
Mortality Reserve Transfers ............    21,300.059
Annuity benefits .......................   (34,486.406)
                                           ------------
Outstanding at end of period ...........   225,000.376
                                           ============


NOTE F - NET ASSETS REPRESENTED BY:

                                                   DECEMBER 31, 1997
CONTRACTS IN ACCUMULATION PERIOD:
                                         Units         Unit Value      Amount
Stock Index Fund ..................  2,259,376.335    $ 21.636223   $ 48,884,371
MidCap Index Fund .................      9,327.907       2.513934         23,450
Asset Allocation Fund .............     41,787.393       2.213944         92,515
Government Securities Fund ........      2,361.798       1.480310          3,496
Capital Conservation Fund .........      9,964.962       1.180098         11,760
                                                                    -------------
                                                                      49,015,592
                                                                    -------------
CONTRACTS IN ANNUITY PERIOD:

Stock Index Fund ..................    211,785.140      21.636223      4,582,231
                                                                    -------------
TOTAL CONTRACT OWNER RESERVES .....                                 $ 53,597,822
                                                                    =============

                                                   DECEMBER 31, 1996
CONTRACTS IN ACCUMULATION PERIOD:
                                         Units         Unit Value      Amount
Stock Index Fund ..................  2,411,116.122    $ 16.419594   $ 39,589,548
MidCap Index Fund .................      1,055.932       1.933369          2,041
Timed Opportunity Fund ............     40,744.069       1.819376         74,129
Money Market Fund .................     80,561.157       1.339458        107,908
Government Securities Fund ........      2,370.225       1.377319          3,264
Capital Conservation Fund .........      7,757.918       1.096382          8,506
                                                                    -------------
                                                                      39,785,396
                                                                    -------------
CONTRACTS IN ANNUITY PERIOD:

Stock Index Fund ..................    225,000.376      16.419594      3,694,415
                                                                    -------------
TOTAL CONTRACT OWNER RESERVES                                       $ 43,479,811
                                                                    =============

NOTE G - YEAR 2000 CONTINGENCY

      The Company is in the process of modifying its information technology to be ready for the Year 2000. The Company expects the project to be substantially complete by 1998. All costs associated with required modifications will be paid for by the Company.

                       CONSOLIDATED FINANCIAL STATEMENTS

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                    YEARS ENDED DECEMBER 31, 1997 AND 1996

                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                       CONSOLIDATED FINANCIAL STATEMENTS


                    YEARS ENDED DECEMBER 31, 1997 AND 1996


                                   CONTENTS


Report of Independent Auditors.........................................

Audited Consolidated Financial Statements

Consolidated Balance Sheets............................................
Consolidated Income Statements.........................................
Consolidated Statements of Shareholders' Equity........................
Consolidated Statements of Cash Flows..................................
Notes to Consolidated Financial Statements.............................

ERNST & YOUNG LLP      One Houston Center            Phone: 713 750 1500
                       Suite 2400                    Fax:   713 750 1501
                       1221 McKinney Street
                       Houston, Texas 77010-2007


                        Report of Independent Auditors


Board of Directors and Stockholders
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1997 and , and the related consolidated statements of income, shareholders' equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1997 and , and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                          /s/ERNST & YOUNG LLP
                                                          --------------------
                                                          Ernst & Young LLP
                                                          February 23, 1998


      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                          Consolidated Balance Sheets

                                                                                  December 31
                                                                             1997              1996
                                                                       ---------------------------------
                                                                                 (IN THOUSANDS)
ASSETS
Investments:
   Fixed maturity securities, at fair value (amortized cost -
     $26,131,207 in 1997 and $24,762,134 in 1996)                      $ 27,386,715       $ 25,395,381
   Equity securities, at fair value (cost - $19,208 in 1997
        and $17,642 in 1996)                                                 21,114             20,555
   Mortgage loans on real estate                                          1,659,921          1,707,843
   Policy loans                                                           1,093,694          1,006,137
   Investment real estate                                                   129,364            145,442
   Other long-term investments                                               55,118             43,344
   Short-term investments                                                   100,061             94,882
                                                                       ---------------------------------
Total investments                                                        30,445,987         28,413,584

Cash                                                                         99,284             33,550
Investment in Parent Company (cost - $8,597 in 1997
  and 1996)                                                                  37,823             28,597
Indebtedness from affiliates                                                 96,519             86,488
Accrued investment income                                                   433,111            392,058
Accounts receivable                                                         208,209            170,457
Deferred policy acquisition costs                                           835,031          1,042,783
Property and equipment                                                       33,827             35,414
Other assets                                                                132,659            134,289
Assets held in separate accounts                                         11,242,270          7,727,189
                                                                       ---------------------------------
Total assets                                                           $ 43,564,720       $ 38,064,409
                                                                       =================================

SEE ACCOMPANYING NOTES.

                                                                                  December 31
                                                                             1997              1996
                                                                       ---------------------------------
                                                                                 (IN THOUSANDS)

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
   Future policy benefits                                              $ 27,849,893       $ 26,558,538
   Other policy claims and benefits payable                                  42,677             41,679
   Other policyholders' funds                                               398,314            376,675
   Federal income taxes                                                     543,379            402,361
   Indebtedness to affiliates                                                 4,712              3,376
   Other liabilities                                                        421,861            325,630
   Liabilities related to separate accounts                              11,242,270          7,727,189
                                                                       ---------------------------------
Total liabilities                                                        40,503,106         35,435,448

Shareholders' equity:
   Common stock, $10 par value, 600,000 shares authorized,
     issued, and outstanding                                                  6,000              6,000
   Preferred stock, $100 par value, 8,500 shares authorized,
     issued, and outstanding                                                    850                850
   Additional paid-in capital                                             1,184,743            933,342
   Net unrealized investment gains                                          427,526            219,151
   Retained earnings                                                      1,442,495          1,469,618
                                                                       ---------------------------------
Total shareholders' equity                                                3,061,614          2,628,961

                                                                       ---------------------------------
    Total liabilities and shareholders'                                $ 43,564,720       $ 38,064,409
    equity                                                             =================================

SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        Consolidated Income Statements


                                                               YEAR ENDED DECEMBER 31
                                                         1997            1996           1995
                                                   ---------------------------------------------
                                                                      (IN THOUSANDS)

Revenues:
Revenues:
   Premiums and other considerations               $   428,721     $   382,923     $   342,420
   Net investment income                             2,198,623       2,095,072       2,011,088
   Net realized investment gains (losses)               29,865          28,502          (1,942)
   Other                                                53,370          41,968          27,172
                                                   ---------------------------------------------
Total revenues                                       2,710,579       2,548,465       2,378,738

Benefits and expenses:
   Benefits                                          1,757,504       1,689,011       1,641,206
   Operating costs and expenses                        379,012         347,369         309,110
   Interest expense                                        782             830           2,180
                                                   ---------------------------------------------
    Total benefits and expenses                      2,137,298       2,037,210       1,952,496
                                                   ---------------------------------------------
Income before income tax expense                       573,281         511,255         426,242

    Income tax expense                                 198,724         176,660         143,947
                                                   ---------------------------------------------
    Net income                                     $   374,557     $   334,595     $   282,295
                                                   =============================================


SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                Consolidated Statements of Shareholders' Equity


                                                              YEAR ENDED DECEMBER 31
                                                        1997            1996           1995
                                                   --------------------------------------------
                                                                      (IN THOUSANDS)

Common stock:
   Balance at beginning of year                    $     6,000     $     6,000     $     6,000
   Change during year                                        -               -               -
                                                   --------------------------------------------
Balance at end of year                                   6,000           6,000           6,000

Preferred stock:
   Balance at beginning of year                            850             850               -
   Change during year                                        -               -             850
                                                   --------------------------------------------
Balance at end of year                                     850             850             850


Additional paid-in capital:
   Balance at beginning of year                        933,342         858,075         850,358
   Capital contribution from Parent Company            250,000          75,000               -
                                                   --------------------------------------------
   Other changes during year                             1,401             267           7,717
                                                   --------------------------------------------
Balance at end of year                               1,184,743         933,342         858,075


Net unrealized investment gains (losses):
   Balance at beginning of year                        219,151         493,594        (730,900)
   Change during year                                  208,375        (274,443)      1,224,494
                                                   --------------------------------------------
Balance at end of year                                 427,526         219,151         493,594

Retained earnings:
   Balance at beginning of year                      1,469,618       1,324,703       1,249,109
   Net income                                          374,557         334,595         282,295
   Dividends paid                                     (401,680)       (189,680)       (206,701)
                                                   --------------------------------------------
Balance at end of year                               1,442,495       1,469,618       1,324,703
                                                   --------------------------------------------
    Total shareholders' equity                     $ 3,061,614     $ 2,628,961     $ 2,683,222
                                                   =============================================


SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows


                                                               YEAR ENDED DECEMBER 31
                                                         1997            1996           1995
                                                    -----------------------------------------------
                                                                     (IN THOUSANDS)

OPERATING ACTIVITIES
Net income                                          $    374,557     $    334,595     $    282,295
Adjustments to reconcile net income to net cash
  (used in) provided by operating activities:
    Change in accounts receivable                        (37,752)           3,846          (18,654)
    Change in future policy benefits and other
      policy claims                                   (1,143,736)        (543,193)         (70,383)
    Amortization of policy acquisition costs             115,467          102,189           68,295
    Policy acquisition costs deferred                   (219,339)        (188,001)        (203,607)
    Change in other policyholders' funds                  21,639           63,174          (69,126)
    Provision for deferred income tax expense             13,264           12,388           (9,773)
    Depreciation                                          16,893           16,993           18,119
    Amortization                                         (28,276)         (30,758)         (35,825)
    Change in indebtedness to/from affiliates             (8,695)           4,432            7,596
    Change in amounts payable to brokers                  31,769          (25,260)          30,964
    Net (gain) loss on sale of investments               (29,865)         (28,502)           1,942
    Other, net                                            30,409           32,111           46,863
                                                    -----------------------------------------------
Net cash (used in) provided by operating activities     (863,665)        (378,286)         181,006


INVESTING ACTIVITIES
Purchases of investments and loans made              (29,638,861)     (27,245,453)     (14,573,323)
Sales or maturities of investments and receipts
  from repayment of loans                             28,300,238       25,889,422       12,528,185
Sales and purchases of property and equipment, net        (9,230)          (8,057)         (12,114)
                                                    -----------------------------------------------
Net cash used in investing activities                 (1,347,853)      (1,364,088)      (2,057,252)


FINANCING ACTIVITIES
Policyholder account deposits                          4,187,191        3,593,380        3,372,522
Policyholder account withdrawals                      (1,759,660)      (1,746,987)      (1,258,560)
Dividends paid                                          (401,680)        (189,680)        (206,701)
Capital contribution from Parent                         250,000           75,000                -
Other                                                      1,401              267               67
                                                    -----------------------------------------------
Net cash provided by financing activities              2,277,252        1,731,980        1,907,328
                                                    -----------------------------------------------
Increase (decrease) in cash                               65,734          (10,394)          31,082
Cash at beginning of year                                 33,550           43,944           12,862
Cash at end of year                                 $     99,284     $     33,550     $     43,944
                                                    ===============================================

Interest paid amounted to approximately $1,004,000, $1,080,000, and $1,933,000 in 1997, 1996, and 1995, respectively.

SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                               DECEMBER 31, 1997


NATURE OF OPERATIONS

AMERICAN GENERAL LIFE INSURANCE COMPANY (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company, which is a wholly owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York (AGNY) and The Variable Annuity Life Insurance Company (VALIC).

The Company offers a complete portfolio of the standard forms of universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products is sold through its broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the insurance needs of small-to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1.    ACCOUNTING POLICIES

1.1   PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly owned life insurance subsidiaries, AGNY and VALIC. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.2   STATUTORY ACCOUNTING

The Company and its wholly owned life insurance  subsidiaries  are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1997.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                         1997            1996           1995
                                                    -----------------------------------------------
Net income:
   Statutory net income (1997 balance is
      unaudited)                                    $    327,813     $    284,070     $    197,769
   Deferred policy acquisition costs                     103,872           85,812          135,312
   Deferred income taxes                                 (13,264)         (12,388)           9,773
   Adjustments to policy reserves                        (30,162)         (19,954)         (77,591)
   Goodwill amortization                                  (2,067)          (2,169)          (2,195)
   Net realized gain on investments                       20,139           14,140           22,874
   Gain on sale of subsidiary                                  -                -              661
   Other, net                                            (31,774)         (14,916)          (4,308)
                                                    -----------------------------------------------
GAAP net income                                     $    374,557     $    334,595     $    282,295
                                                    ===============================================


Shareholders' equity:
   Statutory capital and surplus (1997 balance
      is unaudited)                                 $  1,636,327     $  1,441,768     $  1,298,323
   Deferred policy acquisition costs                     835,031        1,042,783          605,501
   Deferred income taxes                                (535,703)        (410,007)        (549,663)
   Adjustments to policy reserves                       (319,680)        (297,434)        (311,065)
   Acquisition-related goodwill                           51,424           55,626           57,795
   Asset valuation reserve ("AVR")                       255,975          291,205          263,295
   Interest maintenance reserve ("IMR")                    9,596               63            3,114
   Investment valuation differences                    1,272,339          643,289        1,417,775
   Benefit plans, pretax                                   6,103            6,749            6,023
   Surplus from separate accounts                       (150,928)        (106,026)         (76,645)
   Other, net                                              1,130          (39,055)         (31,231)
                                                    -----------------------------------------------
Total GAAP shareholders' equity                     $  3,061,614     $  2,628,961     $  2,683,222
                                                    ================================================

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred federal income taxes are provided for significant timing differences between income reported for financial reporting purposes and income reported for federal income tax purposes; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3   INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

1.4   INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are currently classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all nonperforming loans, consisting of loans restructured or delinquent 60-days or more, and loans for which management has a concern based on its assessment of risk factors, such as potential nonpayment or nonmonetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Impaired loans, those for which the Company determines it is probable that all amounts due under the contractual terms will not be collected, are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balances adjusted periodically for uncollectible amounts.

INVESTMENT REAL ESTATE

Investment real estate consists of income-producing real estate, foreclosed real estate, and the American General Center, an office complex in Houston. The Company classifies all investment real estate, except the American General Center, as available-for-sale. Real estate available-for-sale is carried at the lower of cost less accumulated depreciation, if applicable, or fair value less costs to sell. Changes in estimates of fair value less costs to sell are recognized as realized gains (losses) through a valuation allowance.

Real estate held-for-investment is carried at cost less accumulated depreciation and impairment reserves and write-downs, if applicable. Impairment losses are recorded whenever circumstances indicate that a property might be impaired and the estimated undiscounted future cash flows of the property are less than the carrying amount. In such event, the property is written down to fair value, determined by market prices, third-party appraisals, or expected future cash flows discounted at market rates. Any write-down is recognized as a realized loss, and a new cost basis is established.

INVESTMENT INCOME

Interest on fixed maturity securities, performing and restructured mortgage loans, and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on impaired mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS (LOSSES)

Realized    investment    gains    (losses)   are    recognized    using   the
specific-identification   method  and  include   declines  in  fair  value  of
investments below cost that are considered to be other than temporary.

1.5 SEPARATE ACCOUNTS

Separate accounts are assets and liabilities associated with certain contracts, principally annuities; the investment risk lies solely with the contract holder rather than the Company. Consequently, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6   DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including agents' commissions, underwriting and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life insurance contracts, insurance investment contracts, and participating life insurance contracts, to the extent recoverable from expected future gross profits, is deferred and amortized generally in proportion to the present value of expected future gross profits from surrender charges and investment, mortality, and expense margins. Expected future gross profits are adjusted to include the impact of realized and unrealized gains (losses) as if net unrealized investment gains (losses) had been realized at the balance sheet date. The impact of this adjustment is included in the net unrealized gains (losses) on securities within shareholders' equity. DPAC associated with all other insurance contracts, to the extent recoverable from future policy revenues, is amortized over the premium-paying period of the related contracts using assumptions that are consistent with those used in computing policy benefit reserves.

The Company reviews the carrying value of DPAC on at least an annual basis. In determining whether the carrying amount is appropriate, the Company considers estimated future gross profits or future premiums, as applicable for the type of contract. In all cases, the Company considers expected mortality, interest earned and credited rates, persistency, and expenses.

1.7   PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges assessed against the account balance. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in income in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due. When the revenue is recorded, an estimate of the cost of the related benefit is recorded in the future policy benefits account on the consolidated balance sheet. Also, this cost is recorded in the consolidated statement of income as a benefit in the current year and in all future years during which the policy is expected to be renewed.

1.8   OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed for indicators of impairment in value.

1.9   DEPRECIATION

Provision for depreciation of American General Center, data processing equipment, and furniture and fixtures is computed on the straight-line method over the estimated useful lives of the assets.

1.10  POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts which generally require performance over a period of more than one year. The contract provisions normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. In establishing reserves for limited payment and other long-duration contracts, an estimate is made of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, and payment of an endowment. Reserves for traditional insurance products are determined using the net level premium method. Based on past experience, consideration is given to expected policyholder deaths, policy lapses, surrenders, and terminations. Consideration is also given to the possibility that the Company's experience with policyholders will be worse than expected. Interest assumptions used to compute reserves ranged from 2.0% to 13.5% at December 31, 1997.

The claims reserves are determined using case-basis evaluation and statistical analyses and represent estimates of the ultimate net cost of unpaid claims. These estimates are reviewed; and as adjustments become necessary, such adjustments are reflected in current operations. Since these reserves are based on estimates, the ultimate settlement of claims may vary from the amounts included in the accompanying financial statements. Although it is not possible to measure the degree of variability inherent in such estimates, management believes claim reserves are reasonable.

 1.11 REINSURANCE

The Company limits its exposure to loss on any single insured to $1.5 million by ceding additional risks through reinsurance contracts with other insurers. Ceded reinsurance becomes a liability of the reinsurer assuming the risk. The Company diversifies its risk of exposure to reinsurance loss by using several reinsurers that have strong claims-paying ability ratings. If a reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

Benefits paid and future policy benefits related to ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.12  PARTICIPATING POLICY CONTRACTS

Participating life insurance contracts contain dividend payment provisions that entitle the policyholder to participate in the earnings of the contracts. Participating life insurance contracts accounted for 2.22% and 2.47% of life insurance in force at December 31, 1997 and 1996, respectively. Such business is accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 120.

1.13  INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Income taxes are provided for in accordance with SFAS No. 109. Under this standard, deferred tax assets and liabilities are calculated using the differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rate. The effect of a tax rate change is recognized in income in the period of enactment. Under SFAS No. 109, state income taxes are included in income tax expense.

1.14  NEW ACCOUNTING STANDARD NOT YET ADOPTED

In June 1997, the Financial Accounting Standards Board issued SFAS No. 130, REPORTING COMPREHENSIVE INCOME, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning in 1998, the Company must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact the Company's consolidated results of operations or financial position.

2.    INVESTMENTS

2.1   INVESTMENT INCOME

Investment income by type of investment was as follows:

                                                         1997            1996           1995
                                                    -----------------------------------------------
                                                                     (IN THOUSANDS)
Investment income:
   Fixed maturities                                 $  1,966,528     $  1,846,549     $  1,759,358
   Equity securities                                       1,067            1,842            6,773
   Mortgage loans on real estate                         157,035          175,833          185,022
   Investment real estate                                 22,157           22,752           16,397
   Policy loans                                           62,939           58,211           52,939
   Other long-term investments                             3,135            2,328            1,996
   Short-term investments                                  8,626            9,280            6,234
   Investment income from affiliates                      11,094           11,502           12,570
                                                    -----------------------------------------------
Gross investment income                                2,232,581        2,128,297        2,041,289
Investment expenses                                       33,958           33,225           30,201
                                                    -----------------------------------------------
Net investment income                               $  2,198,623     $  2,095,072     $  2,011,088
                                                    ===============================================


The carrying value of investments that have produced no investment income during 1997 was less than 1% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

2.2   NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                                         1997            1996           1995
                                                    -----------------------------------------------
                                                                     (IN THOUSANDS)
Fixed maturities:
   Gross gains                                      $     42,966     $     46,498     $     38,657
   Gross losses                                          (34,456)         (47,29           (41,022)
                                                    -----------------------------------------------
Total fixed maturities                                     8,510             (795)          (2,365)
Equity securities                                          1,971           18,304            9,710
Other investments                                         19,384           10,993           (9,287)
                                                    -----------------------------------------------
Net realized investment gains (losses)
  before tax                                              29,865           28,502           (1,942)
Income tax expense                                        10,452            9,976              547
                                                    -----------------------------------------------
Net realized investment gains (losses)
    after tax                                       $     19,413     $     18,526     $     (2,489)
                                                    ================================================

2.3   FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1997 and 1996 were as follows:

                                                                 GROSS           GROSS
                                           AMORTIZED COST      UNREALIZED      UNREALIZED          FAIR
                                                                  GAIN            LOSS             VALUE
                                           -------------------------------------------------------------------
                                                                     (IN THOUSANDS)
DECEMBER 31, 1997
Fixed maturity securities:
   Corporate securities:
      Investment-grade                     $ 17,913,942       $   906,235       $     17,551     $ 18,802,626
      Below investment-grade                    950,438            34,290              4,032          980,696
                                           -------------------------------------------------------------------
   Mortgage-backed securities*                6,614,704            278,143             4,260        6,888,587
   U.S. government obligations                  289,406             46,529                74          335,861
   Foreign governments                          318,212             18,076             3,534          332,754
   State and political subdivisions              44,505              1,686                 -           46,191
                                           -------------------------------------------------------------------
   Total fixed maturity securities         $ 26,131,207       $  1,284,959      $     29,451     $ 27,386,715
                                           ===================================================================

   Equity securities                       $     19,208       $      2,145      $        239     $     21,114
                                           ===================================================================

   Investment in Parent Company            $      8,597       $     29,226      $          -     $     37,823
                                           ===================================================================

                                                                 GROSS           GROSS
                                           AMORTIZED COST      UNREALIZED      UNREALIZED          FAIR
                                                                  GAIN            LOSS             VALUE
                                           -------------------------------------------------------------------
                                                                     (IN THOUSANDS)
DECEMBER 31, 1996
Fixed maturity securities:
   Corporate securities:
      Investment grade                     $ 15,639,170       $    528,602      $     90,379     $ 16,077,393
      Below investment grade                    898,187             29,384             5,999          921,572
   Mortgage-backed securities*                7,547,616            186,743            54,543        7,679,816
   U.S. government obligations                  313,759             26,597             1,050          339,306
   Foreign governments                          313,655             13,255               248          326,662
   State and political subdivisions              48,553              1,003               226           49,330
   Redeemable preferred stocks                    1,194                108                 -            1,302
                                           -------------------------------------------------------------------
Total fixed maturity securities            $ 24,762,134       $    785,692      $    152,445     $ 25,395,381
                                           ===================================================================

Equity securities                          $     17,642       $      3,021      $        108     $     20,555
                                           ===================================================================

Investment in Parent Company               $      8,597       $     20,000      $          -     $     28,597
                                           ===================================================================

*     Primarily  include  pass-through  securities  guaranteed by and mortgage
      obligations   ("CMOs")   collateralized  by  the  U.S.   government  and
      government agencies.

Net unrealized gains (losses) on securities included in shareholders' equity at December 31 were as follows:

                                                                             1997              1996
                                                                       ------------------------------------
                                                                                  (IN THOUSANDS)
Gross unrealized gains                                                   $  1,316,330     $    808,713
Gross unrealized losses                                                       (29,690)        (152,553)
DPAC and other fair value adjustments                                        (621,867)        (315,117)
Deferred federal income taxes                                                (237,247)        (121,892)
                                                                       ------------------------------------
Net unrealized gains on securities                                       $    427,526          219,151
                                                                       ====================================

The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:


                                                                           AMORTIZED             FAIR
                                                                             COST                VALUE
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Fixed maturity securities, excluding mortgage-backed securities:
    Due in one year or less                                              $    205,719     $    207,364
    Due after one year through five years                                   5,008,933        5,216,174
    Due after five years through ten years                                  9,163,681        9,604,447
    Due after ten years                                                     5,138,169        5,470,143
Mortgage-backed securities                                                  6,614,705        6,888,587
                                                                       ------------------------------------
Total fixed maturity securities                                          $ 26,131,207     $ 27,386,715
                                                                       ====================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $14.8 billion, $16.2 billion, and $7.3 billion during 1997, 1996, and 1995, respectively.

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at DECEMBER 31, 1997 and :

                                                    OUTSTANDING        PERCENT OF        PERCENT
                                                      AMOUNT             TOTAL         NONPERFORMING
                                                 -----------------------------------------------------
                                                   (IN MILLIONS)
DECEMBER 31, 1997
Geographic distribution:
   South Atlantic                                   $   456             27.5%               1.8%
   Pacific                                              340             20.5               14.4
   Mid-Atlantic                                         288             17.3                  -
   East North Central                                   186             11.2                  -
   Mountain                                             151              9.1                2.7
   West South Central                                   132              7.9                 .1
   East South Central                                    94              5.7                  -
   West North Central                                    19              1.1                  -
   New England                                           17              1.1                  -
Allowance for losses                                    (23)            (1.4)                 -
                                                 -------------------------------
Total                                               $ 1,660            100.0%               3.6%
                                                 ===============================


Property type:
   Office                                           $   622             37.5%               4.6%
   Retail                                               463             27.9                3.0
   Industrial                                           324             19.5                1.8
   Apartments                                           223             13.4                6.1
   Hotel/motel                                           40              2.4                  -
   Other                                                 11               .7                  -
Allowance for losses                                    (23)            (1.4)                 -
                                                 -------------------------------
Total                                               $ 1,660             100.0%              3.6%
                                                 ===============================

                                                    OUTSTANDING        PERCENT OF        PERCENT
                                                      AMOUNT             TOTAL         NONPERFORMING
                                                 -----------------------------------------------------
                                                   (IN MILLIONS)
DECEMBER 31, 1996
Geographic distribution:
   South Atlantic                                   $   522             30.6%               8.1%
   Pacific                                              407             23.8                8.1
   Mid-Atlantic                                         231             13.5                  -
   East North Central                                   168              9.8                  -
   Mountain                                             153              9.0                2.8
   West South Central                                   141              8.2                5.3
   East South Central                                   109              6.4                  -
   West North Central                                    13              0.8                  -
   New England                                           13              0.8                  -
Allowance for losses                                    (49)            (2.9)                 -
                                                 -------------------------------
Total                                               $ 1,708            100.0%               5.0%
                                                 ===============================


Property type:
   Office                                           $   590             34.5%                 -%
   Retail                                               502             29.4                2.5
   Industrial                                           304             17.8                6.0
   Apartments                                           264             15.5                8.3
   Hotel/motel                                           54              3.2                  -
   Other                                                 43              2.5               78.8
Allowance for losses                                    (49)            (2.9)                 -
                                                 -------------------------------
Total                                               $ 1,708          100.0%                 5.0%
                                                 ===============================

Impaired mortgage loans on real estate and related interest income were as follows:

                                                               DECEMBER 31
                                                         1997              1996
                                                   ------------------------------------
                                                              (IN MILLIONS)
Impaired loans:
   With allowance*                                       $   35           $   60
   Without allowance                                          -                -
                                                   ------------------------------------
Total impaired loans                                     $   35           $   60
                                                   ====================================

* Represents gross amounts before allowance for mortgage loan losses of $10 million and $9 million, respectively.


                                              1997             1996              1995
                                       ------------------------------------------------------
                                                          (IN MILLIONS)

Average investment                          $   48            $   72           $  102
Interest income earned                      $    3            $    6           $    8
Interest income -- cash basis               $    -            $    6           $    8

2.5    INVESTMENT SUMMARY

Investments of the Company were as follows:

                                                                             December 31, 1997
                                                           -----------------------------------------------------
                                                                                   FAIR              CARRYING
                                                                  COST             VALUE              AMOUNT
                                                           -----------------------------------------------------
                                                                              (IN THOUSANDS)
Fixed maturities:
   Bonds:
      United States government and government
       agencies and authorities                                 $    289,406       $    335,861    $    335,861
      States, municipalities, and political
       subdivisions                                                   44,505             46,191          46,191
      Foreign governments                                            318,212            332,754         332,754
      Public utilities                                             1,848,546          1,952,724       1,952,724
      Mortgage-backed securities                                   6,614,704          6,888,587       6,888,587
      All other corporate bonds                                   17,015,834         17,830,598      17,830,598
                                                           -----------------------------------------------------
Total fixed maturities                                            26,131,207         27,386,715      27,386,715

Equity securities:
   Common stocks:
       Industrial, miscellaneous, and other                            5,604              5,785           5,785
   Nonredeemable preferred stocks                                     13,604             15,329          15,329
                                                           -----------------------------------------------------
Total equity securities                                               19,208             21,114          21,114
Mortgage loans on real estate*                                     1,659,921                xxx       1,659,921
Investment real estate                                               129,364                xxx         129,364
Policy loans                                                       1,093,694                xxx       1,093,694
Other long-term investments                                           55,118                xxx          55,118
Short-term investments                                               100,061                xxx         100,061
                                                           -----------------------------------------------------
Total investments                                               $ 29,188,573       $        xxx    $ 30,445,987
                                                           =====================================================

*     Amount is net of a $23 million allowance for losses.

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at DECEMBER 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:


                                              1997             1996              1995
                                       ------------------------------------------------------
                                                          (IN THOUSANDS)
Balance at January 1                        $ 1,042,783       $    605,501     $ 1,479,115
   Capitalization                               219,339            188,001         203,607
   Amortization                                (115,467)          (102,189)        (68,295)
   Change in the effect of SFAS No. 115        (311,624)           351,470      (1,008,926)
                                       ------------------------------------------------------
Balance at December 31                      $   835,031       $  1,042,783     $   605,501
                                       ======================================================


 4. OTHER ASSETS

Other assets consisted of the following:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Goodwill                                                                  $     51,424     $    55,626
Other                                                                           81,235          78,663
                                                                       ------------------------------------
Total other assets                                                        $    132,659     $   134,289
                                                                       ====================================

5.    FEDERAL INCOME TAXES

5.1   TAX LIABILITIES

Income tax liabilities were as follows:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Current tax (receivable) payable                                          $     7,676      $    (7,646)
Deferred tax liabilities, applicable to:
   Net income                                                                 298,456          288,115
   Net unrealized investment gains                                            237,247          121,892
                                                                       ------------------------------------
Total deferred tax liabilities                                                535,703          410,007
                                                                       ------------------------------------
Total current and deferred tax liabilities                                $   543,379      $   402,361
                                                                       ====================================


Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                      $  226,653       $  308,802
   Basis differential of investments                                         486,194          254,402
                                                                       ------------------------------------
    Other                                                                    139,298          130,423
                                                                       ------------------------------------
Total deferred tax liabilities                                               852,145          693,627

Deferred tax assets applicable to:
   Policy reserves                                                          (232,539)        (219,677)
   Other                                                                     (83,903)         (63,943)
                                                                       ------------------------------------
Total deferred tax assets before valuation
 allowance                                                                  (316,442)        (283,620)
Valuation allowance                                                                -                -
                                                                       ------------------------------------
Total deferred tax assets, net of valuation
    allowance                                                               (316,442)        (283,620)
                                                                       ------------------------------------
Net deferred tax liabilities                                              $  535,703       $  410,007
                                                                       ====================================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $93.6 million at December 31, 1997. At current corporate rates, the maximum amount of tax on such income is approximately $32.8 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

5.2   TAX EXPENSE

Components of income tax expense for the year were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Current expense                                         $    185,460      $    164,272     $    153,720
Deferred expense (benefit):
   Deferred policy acquisition cost                           27,644            21,628           38,275
   Policy reserves                                           (27,496)          (27,460)         (49,177)
   Basis differential of investments                           3,769             4,129            3,710
   Other, net                                                  9,347            14,091           (2,581)
                                                     ------------------------------------------------------
Total deferred expense (benefit)                              13,264            12,388           (9,773)
                                                     ------------------------------------------------------
Income tax expense                                      $    198,724       $   176,660      $    143,947
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.


                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Income tax at statutory percentage of GAAP
  pretax income                                         $    200,649      $    178,939     $    149,185
Tax-exempt investment income                                  (9,493)           (9,347)         (10,185)
Goodwill                                                         723               759              768
Tax on sale of subsidiary                                          -                 -             (661)
Other                                                          6,845             6,309            4,840
                                                     ------------------------------------------------------
Income tax expense                                      $    198,724      $    176,660          143,947
                                                     ======================================================

5.3   TAXES PAID

Income taxes paid amounted to approximately $168 million, $182 million, and $90 million in 1997, 1996, and 1995, respectively.

5.4   TAX RETURN EXAMINATIONS

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service has completed examinations of the Company's tax returns through 1988 and is currently examining tax returns for 1989 through 1996. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not exceed amounts recorded in the consolidated financial statements.

6.    TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:


                                                 December 31, 1997                   December 31, 1996
                                        -----------------------------------------------------------------------
                                            PAR VALUE        BOOK VALUE        PAR VALUE        BOOK VALUE
                                        -----------------------------------------------------------------------
                                                                    (IN THOUSANDS)
American General Corporation,
   9 3/8%, due 2008                        $     4,725      $     3,288       $      4,725      $      3,239
American General Corporation,
   8 1/4%, due 2004                             17,125           32,953             19,572            19,572
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                            31,494           31,494             33,550            33,550
                                        -----------------------------------------------------------------------
Total notes receivable from
   affiliates                                   53,344           67,735             57,847            56,361
Accounts receivable from affiliates                  -           28,784                  -            30,127
                                        -----------------------------------------------------------------------
Indebtedness from affiliates               $    53,344      $    96,519       $     57,847      $     86,488
                                        =======================================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment advisory services. The Company paid approximately $33,916,000, $22,083,000, and $21,006,000 for such services in 1997, 1996, and 1995, respectively. Accounts payable for such services at December 31, 1997 and were not material. In addition, the Company rents facilities and provides services to various American General companies. The Company received approximately $6,455,000, $1,255,000, and $2,086,000 for such services and rent in 1997, 1996, and 1995, respectively. Accounts receivable for rent and services at December 31, 1997 and were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, the Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

During 1996, the Company's residential mortgage loan portfolio of $42 million was sold to American General Finance at carrying value plus accrued interest.

7.     STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. Expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans, no expense is recognized, since the market price equals the exercise price at the measurement date.

Under an alternative accounting method, compensation expense arising from stock options would be measured at the estimated fair value of the options at the date of grant. Had compensation expense for the stock options been determined using this method, net income would have been as follows:


                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Net income as reported                                  $    374,557      $     334,595    $     282,295
Net income pro forma                                         373,328            334,029          281,821


The average fair values of the options granted during 1997, 1996, and 1995 were $10.33, $7.07, and $6.93, respectively. The fair value of each option was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions used to estimate the fair value of the stock options were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
Dividend yield                                           3.0%              4.0%             4.0%
Expected volatility                                     22.0%             22.3%            23.0%
Risk-free interest rate                                  6.4%              6.2%             6.9%
Expected life                                           6 YEARS           6 years          6 years


8.    BENEFIT PLANS

8.1   PENSION PLANS

The Company has noncontributory, defined benefit pension plans covering most employees. Pension benefits are based on the participant's average monthly compensation and length of credited service offset by an amount that complies with federal regulations. The Company's funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes. The Company uses the projected unit credit method for computing pension expense.

The components of pension expense and underlying assumptions were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Service cost - benefits earned during period                 $  1,891          $  1,826         $  1,346
Interest cost on projected benefit obligation                   2,929             2,660            2,215
Actual return on plan assets                                  (15,617)           (9,087)         (10,178)
Amortization of unrecognized net asset                              -              (261)            (888)
Amortization of unrecognized prior service cost                   195               197              197
Deferral of net asset gain                                     10,148             4,060            5,724
Amortization of gain                                                -                68               38
                                                     ------------------------------------------------------
Total pension income                                         $   (454)        $    (537)        $ (1,546)
                                                     ======================================================


Assumptions:
 Weighted average discount rate on benefit
   obligation                                                    7.25%             7.50%            7.25%
 Rate of increase in compensation levels                         4.00%             4.00%            4.00%
 Expected long-term rate of return on plan assets               10.00%            10.00%           10.00%

The funded status of the plans and the prepaid pension expenses included in other assets at DECEMBER 31 were as follows:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Actuarial present value of benefit obligation:
    Vested                                                                $  32,926        $  27,558
    Nonvested                                                                 3,465            4,000
    Additional minimum liability                                                  -              205
                                                                       ------------------------------------
Accumulated benefit obligation                                               36,391           31,763
Effect of increase in compensation levels                                     7,002            5,831
                                                                       ------------------------------------
Projected benefit obligation                                                 43,393           37,594
Plan assets at fair value                                                    80,102           65,159
                                                                       ------------------------------------
Plan assets in excess of projected benefit obligation                        36,709           27,565
Unrecognized net gain                                                       (23,548)         (15,881)
Unrecognized prior service cost                                                  78              274
                                                                       ------------------------------------
Prepaid pension expense                                                   $  13,239        $  11,958
                                                                       ====================================

More than 85% of the plan assets were invested in fixed maturity and equity securities at the plan's most recent balance sheet date.

8.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company and its life insurance subsidiaries, together with certain other insurance subsidiaries of the Parent Company, have life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are fully insured. A portion of the retiree medical and dental plans are funded through a voluntary employees' beneficiary association ("VEBA") established in 1994; the remainder is unfunded and self-insured. All of the retiree medical and dental plans assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities were as follows:

                                                                                   December 31
                                                                             1997              1996
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Actuarial present value of benefit obligation:
   Retirees                                                               $  2,469         $  5,199
   Fully eligible active plan participants                                     259              251
   Other active plan participants                                            3,214            2,465
                                                                       ------------------------------------
Accumulated postretirement benefit obligation                                5,942            7,915
   Plan assets at fair value                                                   159              106
                                                                       ------------------------------------
Accumulated postretirement benefit obligation in excess
  of plan assets at fair value                                               5,783            7,809
Unrecognized net gain                                                       (1,950)            (243)
                                                                       ------------------------------------
Accrued postretirement benefit cost                                       $  3,833         $  7,566
                                                                       ====================================

Weighted-average discount rate on postretirement benefit
    obligation                                                                7.25%            7.50%

The components of postretirement benefit expense were as follows:

                                                            1997             1996              1995
                                                     ------------------------------------------------------
                                                                        (IN THOUSANDS)
Service cost-- benefits earned                          $  211            $   218          $  171
Interest cost on accumulated postretirement
 benefit obligation                                        390                626             638
                                                     ------------------------------------------------------
Postretirement benefit expense                          $  601            $   844          $  809
                                                     ======================================================

9.    DERIVATIVE FINANCIAL INSTRUMENTS

9.1   USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). The Company accounts for its derivative financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows or the derivative financial instruments and the specific items being hedged, both at inception and throughout the life of the hedge.

9.2   INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed-rate basis, or vice versa, and to hedge against the risk of rising prices on anticipated investment security purchases. Currency swap agreements are infrequently used to effectively convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated investment security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in shareholders' equity, consistent with the treatment of the related investment security. For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income. Average floating rates may change significantly, thereby affecting future cash flows.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             1997              1996
                                                                       ------------------------------------
                                                                              (DOLLARS IN MILLIONS)
Interest rate swap agreements to pay fixed rate:
   Notional amount                                                           $ 15              $ 60
   Average receive rate                                                      6.74%             6.19%
   Average pay rate                                                          6.48%             6.42%
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                           $144              $ 44
   Average receive rate                                                      6.89%             6.84%
   Average pay rate                                                          6.37%             6.01%
Currency swap agreements (receive U.S. dollars/pay Canadian
 dollars):
   Notional amount (in U.S. dollars)                                         $139              $ 99
   Average exchange rate                                                     1.50              1.57


9.3   CALL SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

During 1997, the Company purchased call swaptions which expire in 1998. These call swaptions had a notional amount of $1.35 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and the Company's exposure would be limited to the premiums paid.

9.4   CREDIT AND MARKET RISK

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations and financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

Derivative financial instruments related to investment securities did not have a material effect on net investment income in 1997, 1996 or 1995.

10.   FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of the fair value of financial instruments. This standard excludes certain financial instruments and all nonfinancial instruments, including policyholder liabilities for life insurance contracts from its disclosure requirements. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

Carrying amounts and fair values for those financial instruments covered by SFAS 107 at DECEMBER 31, 1997 are presented below:

                                                                             FAIR            CARRYING
                                                                             VALUE            AMOUNT
                                                                       ------------------------------------
                                                                                  (IN MILLIONS)
Assets:
   Fixed maturity and equity securities *                                 $    27,408      $    27,408
Mortgage loans on real estate                                             $     1,702      $     1,660
Policy loans                                                              $     1,127      $     1,094
Investment in parent company                                              $        38      $        38
   Indebtedness from affiliates                                           $        97      $        97
   Liabilities:
Insurance investment contracts                                            $    24,011      $    24,497

* Includes derivative financial instruments with negative fair value of $4.2 million and $10.8 million and positive fair value of $7.2 million and $.6 million at December 31, 1997 and 1996, respectively.

The following methods and assumptions were used to estimate the fair values of financial instruments:

      FIXED MATURITY AND EQUITY SECURITIES

      Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair value of mortgage loans was estimated primarily using discounted cash flows based on contractual maturities and risk-adjusted discount rates.

      POLICY LOANS

      Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

      INVESTMENT IN PARENT COMPANY

      The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

      INSURANCE INVESTMENT CONTRACTS

      Insurance investment contracts do not subject the Company to significant risks arising from policyholder mortality or morbidity. The majority of the Company's annuity products are considered insurance investment contracts. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

      INDEBTEDNESS FROM AFFILIATES

      Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

11.   DIVIDENDS PAID

American General Life Insurance Company paid $402 million, $189 million, and $207 million in dividends on common stock to AGC Life Insurance Company in 1997, 1996, and 1995, respectively. The 1995 dividends included $701 thousand in the form of furniture and equipment. In addition, in 1996, the Company paid $680 thousand in dividends on preferred stock to Franklin.

12.   RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1997, approximately $2.6 billion of consolidated shareholders' equity represents net assets of the Company which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.0 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating, to life insurance pricing and sales practices, and a number of these lawsuits has resulted in substantial settlements. The Company is a defendant in such purported class action lawsuits, asserting claims related to pricing and sales practices. These claims are being defended vigorously by the Company. Given the uncertain nature of litigation and the early stages of this litigation, the outcome of these actions cannot be predicted at this time. The Company nevertheless believes that the ultimate outcome of all such pending litigation should not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more of these actions or other future proceedings could have a material adverse effect on results of operations for a given period. No provision has been made in the consolidated financial statements related to this pending litigation because the amount of loss, if any, from these actions cannot be reasonably estimated at this time.

The Company is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama continues to increase and creates the potential for an unpredictable judgment in any given suit.

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1997 and , the Company has accrued $7.6 million and $16.1 million, respectively, for guaranty fund assessments, net of $4.3 million and $4.1 million, respectively, of premium tax deductions. The Company has recorded receivables of $9.7 million and $10.9 million at December 31, 1997 and 1996, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $2.1 million, $6.0 million, and $22.4 million in 1997, 1996, and 1995, respectively.

13.   REINSURANCE

Reinsurance transactions for the years ended December 31, 1997, 1996, and 1995 were as follows:

                                                                                                             PERCENTAGE
                                                       CEDED TO OTHER    ASSUMED FROM                         OF AMOUNT
                                      GROSS AMOUNT       COMPANIES      OTHER COMPANIES     NET AMOUNT      ASSUMED TO NET
                                    ----------------------------------------------------------------------------------------
                                                                (IN THOUSANDS)
December 31, 1997
Life insurance in force               $   45,963,710   $   10,926,255      $  4,997       $   35,042,452          0.01%2
                                    =======================================================================
Premiums:
   Life insurance and annuities       $      100,357   $       37,294      $     75       $       63,138          0.12%
   Accident and health insurance               1,208              172             -                1,036          0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $      101,565   $       37,466      $     75       $       64,174          0.12%
                                    =======================================================================

Premiums:
   Life insurance and annuities       $      104,225   $       34,451      $     36       $       69,810          0.05%
   Accident and health insurance               1,426               64             -                1,362          0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $      105,651   $       34,515      $     36       $       71,172          0.05%
                                    =======================================================================

December 31, 1995
Life insurance in force               $   44,637,599   $    7,189,493      $  5,771       $   37,453,877          0.02%
                                    =======================================================================
Premiums:
   Life insurance and annuities       $      103,780   $       26,875      $    171       $       77,076          0.22%
   Accident and health insurance               1,510               82             -                1,428          0.00%
                                    -----------------------------------------------------------------------
Total premiums                        $      105,290   $       26,957      $    171       $       78,504          0.22%
                                    =======================================================================

Reinsurance recoverable on paid losses was approximately $2,278,000, $6,904,000, and $6,190,000 at December 31, 1997, 1996, and 1995, respectively.
Reinsurance recoverable on unpaid losses was approximately $3,210,000, $4,282,000, and $2,775,000 at December 31, 1997, 1996, and 1995, respectively.

14.   ACQUISITIONS

Effective  December  31,  1995,  the Company  purchased  Franklin  United Life
Insurance Company, a subsidiary of Franklin, which is a wholly owned subsidiary of the Parent Company. This purchase was effected through issuance of $8.5 million in preferred stock to Franklin. The acquisition was accounted for using the purchase method of accounting and is not material to the operations of the Company.

15.   YEAR 2000 CONTINGENCY (UNAUDITED)

Management has been engaged in a program to render the Company's computer systems (hardware and mainframe and personal applications software) Year 2000 compliant. The Company will incur internal staff costs as well as third-party vendor and other expenses to prepare the systems for Year 2000. The cost of testing and conversion of systems applications has not had, and is not expected to have, a material adverse effect on the Company's results of operations or financial condition. However, risks and uncertainties exist in most significant systems development projects. If conversion of the Company's systems is not completed on a timely basis, due to nonperformance by third-party vendors or other unforeseen circumstances, the Year 2000 problem could have a material adverse impact on the operations of the Company.

                                    PART C
                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Financial Statements

            PART  A: None

            PART  B:

            (1)         Financial   Statements   of  American   General   Life
                        Insurance   Company   Separate  Account  A  ("Separate
                        Account A")

                        Report of Ernst & Young LLP, independent auditors


                        Statement of Net Assets as of December 31, 1997

                        Statement of Operations for the year ended December 31, 1997


                        Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996

                        Notes to Financial Statements


            (2) Consolidated Financial Statements of American General Life Insurance Company ("AGL") and Subsidiaries


                        Report of Ernst & Young LLP, independent auditors


                        Consolidated Balance Sheets as of December 31, 1997 and 1996

                        Consolidated Statements of Income for the years ended December 31, 1997, 1996, and 1995.

                        Consolidated Statements of Shareholders' Equity for the years ended December 31, 1997, 1996, and 1995.

                        Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996, and 1995.


                        Notes to Consolidated Financial Statements

                 PART C:  None

      (b)   Exhibits

            (1)(a) California-Western States Life Insurance Company ("Cal-Western") Board of Directors resolution authorizing the reorganization of Cal-Western Separate Account A dated August 15, 1988.(1)

            (b)         Cal-Western   Board  of  Directors  final   resolution
                        authorizing the reorganization of Cal-Western Separate Account A, dated February 6, 1989.(1)

            (c) Cal-Western Board of Directors resolution authorizing, among other things, the merger of Cal-Western and American General Life Insurance Company ("AGT") into American General Life Insurance Company of Delaware ("AGD") and the redomestication of AGD in Texas and renaming of AGD as American General Life Insurance Company.(1)

            (d) American General Life Insurance Company of Delaware Board of Directors resolution providing, among other things, for registered Separate Accounts' Standards of Conduct, incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement of American General Life Insurance Company of Delaware Separate Account D (File No. 33- 43390), filed on December 31, 1991.(1)

            (2)         Not Applicable.

            (3) Distribution Agreement between American General Life Insurance Company of Delaware and American General Securities Incorporated.(1)

            (4)(a)(i) Form of Individual Variable and Fixed Retirement Annuity Contract (Form No. 10154-2-1079).(1)

            (ii)        Form  of  Rider  to  Individual   Variable  and  Fixed
                        Retirement Annuity Contract (Form No. 101541273).(1)

            (iii) Form of Amendment to Individual Variable and Fixed Retirement Annuity Contract (Form No. 101541273).(1)

            (b)(i) Form of Individual Variable Annuity Contract (Form No. 8380-4-0571).(1)

            (ii) Form of Amendment to Individual Variable Annuity Contract (Form No. 8380, Ed. 4).(1)

            (c)(i) Form of Group Variable Annuity Contract (Form No. 8515 Ed.2).(1)

            (ii) Form of Amendment to Group Variable Annuity Contract (Form No. 8815 Ed. 2).(1)

            (d) Form of Assumption Certificate to Individual Variable and Fixed Retirement Annuity Contract (Form No. 101541273), to Individual Variable Annuity Contract (Form No. 8380, Ed. 4), and to Group Variable Annuity Contract (Form No. 8515 Ed. 2).(1)

            (5) Form of Application for use with Variable and Fixed Retirement Annuity Contract (Form No. 10154-2-1079).(1)


            (6) Amended and Restated Articles of Incorporation of AGL, incorporated herein by reference to Exhibit 6(a) to initial filing on Form N-4 Registration Statement (File No. 33-43390), filed on October 16, 1991.


            (7)         Not Applicable.

            (8)(a)      Agreement and Plan of Merger.(1)

            (b) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation; including American General Life Insurance Company and American General Independent Producer Division.

            (9)(a) Opinion and Consent of counsel as to legality of securities in Separate Account A.(1)

            (b) Opinion and consent of counsel as to legality of securities in Separate Account A.(1)

            (c) Opinion and Consent of counsel as to the legality of securities to be issued by American General Life Insurance Company Separate Account A, previously filed as Exhibit 9(c) to Post-Effective Amendment No. 18 to Form N-4 Registration Statement of American General Life Insurance Company Separate Account A (File No. 33-44745), filed on April 30, 1992.

            (10)        Consent of Independent Auditors.

            (11)        Not Applicable.

            (12)        None.

            (13)        Not Applicable.

            (14)        Financial Data Schedule. (See Exhibit 27 below.)

            (15)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacity and directors, and, where applicable, officers of American General Life Insurance Company: Messrs. Devlin, Rashid, and Luther.(1)

            (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Robert S. Cauthen, Jr. in his capacity as director and officer of American General Life Insurance Company.(1)

            (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by James R. Tuerff in his capacity as director or officer of American General Life Insurance Company.(1)

            (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Peter V. Tuters in his capacity as a director or officer of American General Life Insurance Company.(1)

            (e) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Kelley, Pullium, and Young.(1)

            (f) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Atnip and Newton.(2)

            (g) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacity as directors and where applicable, officers of American General Life Insurance Company: Messrs. Martin and Herbert.(2)

            (h) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacity as directors and where applicable, officers of American General Life Insurance Company: Messrs. Fravel and LaGrasse.(2)


            (i) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. D'Agostino, Imoff and Polkinghorn.(3)

            (27) (Inapplicable, because, notwithstanding Item 24.(b) as to Exhibits, the Commission staff has advised that no such schedule is required.)

 -----------------
1 Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-44745) filed on April 28, 1995.
2 Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 33-44745) filed on April 18, 1997.
3 Incorporated herein by reference to Pre-Effective Amendment No. 1 to AGL's Separate Account D Form N-4 Registration Statement (File No. 333-40637), filed on February 12, 1998.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR


 Name and Principal                        Positions and Offices
  Business Address                         With The Depositor
 ------------------                        ---------------------
Rodney O. Martin, Jr.                      Chairman, President & Chief
2727-A Allen Parkway                       Executive Officer
Houston, TX  77019

James S. D'Agostino, Jr.                   Vice Chariman
2929 Allen Parkway
Houston, TX 77019

Jon P. Newton                              Vice Chairman
2929 Allen Parkway
Houston, TX 77019

David A. Fravel                            Director & Executive Vice President
2727-A Allen Parkway
Houston, TX. 77019

Robert F. Herbert, Jr.                     Director, Senior Vice President,
2727-A Allen Parkway                       Chief Financial Officer, Treasurer
Houston, TX 77019                          & Controller

Royce G. Imhoff, II                        Director, Senior Vice President
2727-A Allen Parkway                       & Chief Marketing Officer
Houston, TX 77019

John V. LaGrasse                           Director, Senior Vice President
2727-A Allen Parkway                       & Chief Systems Officer
Houston, TX 77019

Philip K. Polkinghorn                      Director, Senior Vice President, Product
2727-A Allen Parkway                       Development Center
Houston, TX 77019

Gary D. Reddick                            Executive Vice President
#1 Franklin Square
Springfield, IL 62713

F. Paul Kovach, Jr.                        Senior Vice President, Broker Dealers
2727 Allen Parkway                         and Financial Institutions Marketing Group
Houston, TX 77019


                                     C-5


Wayne A. Barnard                           Senior Vice President & Chief Actuary
2727-A Allen Parkway
Houston, TX  77019

B. Shelby Baetz                            Senior Vice President, General Counsel
2727-A Allen Parkway                       & Secretary
Houston, TX   77019

Simon J. Leech                             Senior Vice President, Houston Service
Center
2727-A Allen Parkway
Houston, TX  77019

Bryan D. Murphy                            Senior Vice President, Insurance Operations
2727-A Allen Parkway
Houston, TX  77019

Robert A. Slepicka                         Senior Vice President, Corporate
2727-A Allen Parkway                       Markets Group
Houston, TX  77019

Don M. Ward                                Senior Vice President, Variable Products -
2727-A Allen Parkway                       Marketing
Houston, TX  77019

Farideh Farrokhi                           Vice President & Assistant Controller -
2727-A Allen Parkway                       Financial Reporting and Fund Accounting
Houston, TX  77019

Rosalia S. Nolan                           Vice President, Policy Administration
2727-A Allen Parkway
Houston, TX 77019

K. David Nunley                            Vice President & Tax Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Larry M. Robinson                          Vice President, Variable Products-Marketing
2727-A Allen Parkway
Houston, TX 77019

Richard W. Scott                           Vice President & Chief
2929 Allen Parkway                         Investment Officer
Houston, TX  77019

Pauletta P. Cohn                           Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Steven A. Glover                           Assistant Secretary
2727-A Allen Parkway
Houston, TX  77019

Joyce R. Bilski                            Administrative Officer
2727-A Allen Parkway
Houston, TX  77019

Liza Glass                                 Administrative Officer
2727-A Allen Parkway
Houston, TX  77019

Patricia L. Myles                          Administrative Officer
2727-A Allen Parkway
Houston, TX  77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The following is a list of American General Corporation's subsidiaries as of March 31, 1998. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).


                                                                                                 Jurisdiction of
                                      Name                                                       Incorporation
 -------------------------------------------------------------------------------                 ---------------
AGC Life Insurance Company......................................................                 Missouri
   American General Life and Accident Insurance Company(6)......................                 Tennessee
      American General Exchange, Inc. ..........................................                 Tennessee
      Independent Fire Insurance Company........................................                 Florida
         American General Property Insurance Company of Florida.................                 Florida
         Old Faithful General Agency, Inc.......................................                 Texas


                                     C-6


      Independent Life Insurance Company........................................                 Georgia
   American General Life Insurance Company(7)...................................                 Texas
      (REGISTRANT IS A SEPARATE ACCOUNT OF AMERICAN GENERAL LIFE INSURANCE COMPANY, DEPOSITOR)
      American General Annuity Service Corporation..............................                 Texas
      American General Life Insurance Company of New York.......................                 New York
         The Winchester Agency Ltd..............................................                 New York
      The Variable Annuity Life Insurance Company...............................                 Texas
         The Variable Annuity Marketing Company.................................                 Texas
         VALIC Investment Services Company......................................                 Texas
         VALIC Retirement Services Company......................................                 Texas
         VALIC Trust Company....................................................                 Texas
   The Franklin Life Insurance Company .........................................                 Illinois
      The American Franklin Life Insurance Company..............................                 Illinois
      Franklin Financial Services Corporation ..................................                 Delaware
   HBC Development Corporation .................................................                 Virginia
   Western National Corporation.................................................                 Delaware
      WNL Holding Corp..........................................................                 Delaware
         American General Annuity Insurance Company(8)..........................                 Texas
         Conseco Annuity Guarantee Company......................................                 Texas
         Independent Advantage Financial and Insurance Services, Inc............                 California
         Western National Financial Institution Group, Inc......................                 Delaware
         WNL Brokerage Services, Inc............................................                 Delaware
         WNL Insurance Services, Inc............................................                 Delaware
         WNL Investment Advisory Services, Inc..................................                 Delaware
American General Capital Services, Inc. ........................................                 Delaware
American General Corporation* ..................................................                 Delaware
American General Delaware Management Corporation(1).............................                 Delaware
American General Finance, Inc. .................................................                 Indiana
   AGF Investment Corp. ........................................................                 Indiana
   American General Auto Finance, Inc. . .......................................                 Delaware
   American General Finance Corporation(9)......................................                 Indiana
      American General Finance Group, Inc. .....................................                 Delaware
         American General Financial Services, Inc.(10)..........................                 Delaware
            The National Life and Accident Insurance Company....................                 Texas
      Merit Life Insurance Co. .................................................                 Indiana
      Yosemite Insurance Company ...............................................                 California
   American General Finance, Inc................................................                 Alabama
   American General Financial Center ...........................................                 Utah
   American General Financial Center, Inc.* ....................................                 Indiana
   American General Financial Center, Incorporated*.............................                 Indiana
   American General Financial Center Thrift Company*............................                 California
   Thrift, Incorporated* .......................................................                 Indiana
American General Independent Producer Division Co...............................                 Delaware
American General Investment Advisory Services, Inc.*............................                 Texas
American General Investment Holding Corporation(11).............................                 Delaware
American General Investment Management Corporation(11)..........................                 Delaware
American General Realty Advisors, Inc. .........................................                 Delaware


                                     C-7


American General Realty Investment Corporation..................................                 Texas
   AGLL Corporation(12).........................................................                 Delaware
   American General Land Holding Company .......................................                 Delaware
      AG Land Associates, LLC(12)...............................................                 California
   GDI Holding, Inc.*(13).......................................................                 California
   Hunter's Creek Communications Corporation ...................................                 Florida
   Pebble Creek Service Corporation ............................................                 Florida
   SR/HP/CM Corporation ........................................................                 Texas
American General Property Insurance Company ....................................                 Tennessee
Green Hills Corporation ........................................................                 Delaware
Knickerbocker Corporation ......................................................                 Texas
   American Athletic Club, Inc. ................................................                 Texas
Pavilions Corporation...........................................................                 Delaware
USLIFE Corporation..............................................................                 New York
   All American Life Insurance Company..........................................                 Illinois
      1149 Investment Corp......................................................                 Delaware
   American General Life Insurance Company of Pennsylvania......................                 Pennsylvania
   New D Corporation*...........................................................                 Iowa
   The Old Line Life Insurance Company of America...............................                 Wisconsin
   The United States Life Insurance Company in the City of New York.............                 New York
   USLIFE Advisers, Inc.........................................................                 New York
   USLIFE Agency Services, Inc..................................................                 Illinois
   USLIFE Credit Life Insurance Company.........................................                 Illinois
      USLIFE Credit Life Insurance Company of Arizona...........................                 Arizona
      USLIFE Indemnity Company..................................................                 Nebraska
   USLIFE Financial Corporation of Delaware*....................................                 Delaware
      Midwest Holding Corporation...............................................                 Delaware
         I.C. Cal*..............................................................                 Nebraska
         Midwest Property Management Co.........................................                 Nebraska
   USLIFE Financial Institution Marketing Group, Inc............................                 California
   USLIFE Insurance Services Corporation........................................                 Texas
   USLIFE Realty Corporation....................................................                 Texas
      405 Leasehold Operating Corporation.......................................                 New York
      405 Properties Corporation*...............................................                 New York
      USLIFE Real Estate Services Corporation...................................                 Texas
      USLIFE Realty Corporation of Florida......................................                 Florida
   USLIFE Systems Corporation...................................................                 Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                     NOTES

1 The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

      American General Capital, L.L.C.
      American General Delaware, L.L.C.

2 On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
      Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non- affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

3 On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

4 On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company:
      VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

      Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

5 Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

6 AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

7 AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

      American General Insurance Agency, Inc. (Missouri)
      American General Insurance Agency of Hawaii, Inc. (Hawaii)
      American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

      In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

      American General Insurance Agency of Ohio, Inc. (Ohio)

      American General Insurance Agency of Texas, Inc. (Texas)
      American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

      AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

8 WNL Series Trust is a Massachusetts business trust, all of the shares of which are held in the separate account of American General Annuity Insurance Company ("AGAIC") for the benefit of AGAIC variable annuity policyholders.

9 American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

10 American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

11 American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

12 AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

13    AGRI owns only a 75% interest in GDI Holding, Inc.

All of the subsidiaries of AGL are included in its consolidated financial statements, which are filed in Part B of this Registration Statement.

ITEM 27.    NUMBER OF CONTRACT OWNERS

The total number of Contract Owners as of February 28, 1998 was 2594. The Group Variable Retirement Annuity Contract, which accounts for 21 of the total number of Contracts, is no longer offered for sale.

ITEM 28.    INDEMNIFICATION

AGL's By-Laws, as amended, include provisions concerning the indemnification of its officers and directors, and certain other persons. These provisions are described below:


Article VII, section 1, of AGL's By-Laws provides, in part, that AGL shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of AGL) by reason of the fact that such person is or was serving at the request of AGL, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interests of AGL and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2 and section 3, provide that AGL shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of AGL to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of AGL, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of AGL, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to AGL, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by AGL only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by AGL or the indemnified agent or the attorney or other per-sons rendering services in connection with the defense, whether or not such application by the attorney, or indemnified person is opposed by AGL.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of AGL, or is or was serving at the request of AGL as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of AGL or of another enterprise at the request of such predecessor corporation.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, office or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Pursuant to the Distribution Agreement between AGL and AGSI, AGL agrees to indemnify AGSI against damages arising out of material misstatements or omissions in the registration statement of the related prospectus, and AGSI agrees to indemnify AGL against damages arising out of any act of any employee of AGSI.


ITEM 29.    PRINCIPAL UNDERWRITERS


(a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for AGL Separate Account D, AGL Separate Account VL-R, and American General Life Insurance Company of New York Separate Account E.


(b)   The directors and officers of the principal underwriter are:


                                                        Position and Offices
                                                        with Underwriter,
 Name and Principal                                     American General
  Business Address                                      Securities  Incorporated
 ------------------                                     ------------------------
F. Paul Kovach, Jr.                                     Director & President
American General Securities
  Incorporated
2727 Allen Parkway
Houston, TX 77019

Royce G. Imoff, II                                      Director
American General Life
2727-A Allen Parkway
Houston, TX 77019

Rodney O. Martin, Jr.                                   Director
American General Life
2727-A Allen Parkway
Houston, Texas 77019

Robert F. Herbert                                       & Associate Tax Officer
American General Life
2727-A Allen Parkway
Houston, Texas 77019

John V. LaGrasse                                        Vice President
American General Life
2727-A Allen Parkway
Houston, TX 77019


                                     C-12


Fred G. Fram                                            Vice President
American General Securities
  Incorporated
2727 Allen Parkway
Houston, TX  77019

Steven A. Glover                                        Assistant Secretary
American General Life
2727-A Allen Parkway
Houston, TX  77019

Carole D. Hlozek                                        Administrative Officer
American General Securities
  Incorporated
2727 Allen Parkway
Houston, TX  77019

J. Andrew Kalbaugh                                      Administrative Officer
American General Securities
  Incorporated
2727 Allen Parkway
Houston, TX  77019

Kenneth D. Nunley                                       Associate Tax Officer
2727-A Allen Parkway
Houston, TX 77019


(c) American General Securities Incorporated is the principal underwriter for Separate Account A. The licensed agents who sell the Individual Variable Retirement Annuity Contracts are compensated for such sales by commissions paid by AGL. These commissions do not result in any charge to Separate Account A or to Contract Owners, Participants, Annuitants or Beneficiaries, as those terms are defined in the Individual Variable Retirement Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS


All records required under Section 31 (a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Independent Producers Division, on behalf of AGL, at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019.


ITEM 31.    MANAGEMENT SERVICES

            Not Applicable

ITEM 32.    UNDERTAKINGS

The Registrant undertakes: (A) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; (B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number, post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement of Additional Information; (C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with provisions of paragraphs (1) - (4) of that letter as follows:

Registrant will:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the prospectus, used in connection with the offer of the Contracts;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts;

(3) Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by
      Section 403(b)(211) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his Contract value.

REPRESENTATION REGARDING REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(a) OF THE INVESTMENT COMPANY ACT OF 1940

AGL represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL under the Contracts. AGL bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for AGL to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Houston and State of Texas on this day of April, 24 1998.

                        AMERICAN GENERAL LIFE INSURANCE
                          COMPANY SEPARATE ACCOUNT A
                                 (Registrant)

                           BY: AMERICAN GENERAL LIFE
                               INSURANCE COMPANY
                   (On behalf of the Registrant and itself)


                                        BY:  /s/ ROBERT F. HERBERT, JR.
                                             --------------------------
                                             Robert F. Herbert, Jr.
                                             Senior Vice President

ATTEST:  /s/ STEVEN A. GLOVER
         --------------------
         Steven A. Glover
         Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

         SIGNATURE                             TITLE

 RODNEY O. MARTIN, JR.*
 ----------------------            Principal Executive Officer
 Rodney O. Martin, Jr.

 ROBERT F. HERBERT, JR.*
 -----------------------           Principal Financial and Accounting Officer
 Robert F. Herbert, Jr.


        DIRECTORS

 JAMES S. D' AGOSTINO, JR.*                    JOHN V. LaGRASSE*
 --------------------------                    -----------------
 James S. D' Agostino, Jr.                     John V. LaGrasse

 DAVID A. FRAVEL*                              RODNEY O. MARTIN, JR.*
 ----------------                              ----------------------
 David A. Fravel                               Rodney O. Martin, Jr.

 ROBERT F. HERBERT, JR.*                       JON P. NEWTON*
 -----------------------                       --------------
 Robert F. Herbert, Jr.                        Jon P. Newton

 ROYCE G. IMHOFF, II*                          PHILIP K. POLKINGHORN*
 --------------------                          ----------------------
 Royce G. Imofft, II                           Philip K. Polkinghorn

 /s/RICHARD W. SCOTT
 -------------------------
 Richard W. Scott


 /s/STEVEN A. GLOVER
 --------------------
 Steven A. Glover

*By:  Steven A. Glover, Attorney-in-Fact                       April 24, 1998

                                 EXHIBIT INDEX

8(b) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation; including American General Life Insurance Company and American General Independent Producer Division.

(10)  Consent of Independent Auditors.